SEC. File Nos.    002-47940
811-02380

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
____________________

FORM N-1A

Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 54

and

Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 48
____________________

THE CASH MANAGEMENT TRUST OF AMERICA
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071-1447
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:
(213) 486-9200
____________________

KIMBERLY S. VERDICK, Secretary
The Cash Management Trust of America
333 South Hope Street
Los Angeles, California 90071-1447
(Name and Address of Agent for Service)
____________________

Copies to:
Michael Glazer
PAUL, HASTINGS, JANOFSKY & WALKER LLP
515 S. Flower Street Los Angeles, California  90071-2228
(Counsel for the Registrant)
____________________

Approximate date of proposed public offering:
It is proposed that this filing become effective on December 1, 2007 pursuant to paragraph (b) of rule 485.

[logo - American Funds (r)]

                                         The right choice for the long term/(R)/

The Cash Management Trust of America(R)
The U.S. Treasury Money Fund of America/SM/
The Tax-Exempt Money Fund of America/SM/

 PROSPECTUS

 December 1, 2007

 1    Risk/Return summary
 6    Fees and expenses of the funds
 9    Investment objectives, strategies and risks
12    Management and organization
14    Shareholder information
15    Choosing a share class
17    Purchase and exchange of shares
22    Sales charges
24    Sales charge waivers
25    Rollovers from retirement plans to IRAs
26    Plans of distribution
26    Other compensation to dealers
27    How to sell shares
29    Dividends and taxes
30    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Risk/Return summary

The funds provide you with an opportunity to earn income on your cash reserves
(free from federal income tax in the case of The Tax-Exempt Money Fund), while preserving the value of your investment and maintaining liquidity. The Cash
Management Trust seeks to achieve this objective by investing primarily in high-quality money market instruments, such as commercial paper and commercial bank obligations; The U.S. Treasury Money Fund seeks to achieve this objective by investing exclusively in U.S. Treasury securities; and The Tax-Exempt Money
Fund seeks to achieve this objective by investing primarily in securities that are exempt from regular federal income tax (the fund may, however, invest in securities that would subject you to alternative minimum taxes).

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER
SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                                       1

                                                Money Market Funds / Prospectus

HISTORICAL INVESTMENT RESULTS

The bar charts below show how the funds' investment results have varied from year to year, and the Investment Results table on page 5 shows the funds'
average annual total returns for various periods. This information provides some indication of the risks of investing in the funds. All fund results reflect the reinvestment of dividends, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements. Past results are not predictive of future results.

THE CASH MANAGEMENT TRUST
CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

[begin bar chart]
1997   5.11%
1998   5.05
1999   4.68
2000   5.92
2001   3.54
2002   1.15
2003   0.99
2004   1.02
2005   2.71
2006   4.62
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                   1.53%  (quarter ended September 30, 2000)
LOWEST                    0.15%  (quarter ended March 31, 2004)

The fund's total return for the nine months ended September 30, 2007, was 3.68%.

                                       2

Money Market Funds / Prospectus


THE U.S. TREASURY MONEY FUND
CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

[begin bar chart]
1997   4.75%
1998   4.44
1999   4.11
2000   5.29
2001   3.33
2002   1.07
2003   0.48
2004   0.60
2005   2.37
2006   4.18
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                 1.38%  (quarter ended September 30, 2000)
LOWEST                  0.06%  (quarter ended March 31, 2004)

The fund's total return for the nine months ended September 30, 2007, was 3.29%.

                                       3

                                                Money Market Funds / Prospectus

THE TAX-EXEMPT MONEY FUND
CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

[begin bar chart]
1997   3.00%
1998   2.83
1999   2.60
2000   3.50
2001   2.35
2002   0.89
2003   0.46
2004   0.66
2005   1.93
2006   2.95
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                  0.93%  (quarter ended December 31, 2000)
LOWEST                   0.10%  (quarter ended March 31, 2004)

The fund's total return for the nine months ended September 30, 2007, was 2.39%.

                                       4

Money Market Funds / Prospectus


Unlike the bar charts on the previous pages, the Investment Results table below reflects, as required by Securities and Exchange Commission rules, each fund's results with the following maximum initial or contingent deferred sales charge imposed:

 . Class A and F shares are sold without any initial or contingent deferred sales charge.

 . Class B share results reflect the applicable contingent deferred sales charge. For example, results for the one-year period shown reflect a contingent deferred sales charge of 5%. These charges begin to decline one year after purchase and are eliminated six years after purchase.
 . Class C share results for the one-year period shown reflect a contingent deferred sales charge of 1%, which applies only if shares are sold within one year of purchase.

Results would be higher if calculated without sales charges. The references above to Class A, B, C or F sales charges also refer to the corresponding Class
529-A, 529-B, 529-C or 529-F sales charges.

Unlike the Investment Results table below, the Additional Investment Results table on page 11 reflects each fund's results calculated without sales charges.

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:
                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 CLASS A -- FIRST SOLD    4.62%    2.09%    3.46%     6.28%         4.79%
11/3/76

                                    1 YEAR  5 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 CLASS B -- FIRST SOLD 3/15/00      -1.22%   0.88%    1.91%         3.96%
 CLASS C -- FIRST SOLD 3/16/01       2.62    1.16     1.28          3.85
 CLASS F -- FIRST SOLD 3/26/01       4.39    1.77     1.90          4.52
 CLASS 529-A -- FIRST SOLD 2/15/02   4.48     N/A     1.88          4.67
 CLASS 529-B -- FIRST SOLD 6/7/02   -1.38     N/A     0.83          3.85
 CLASS 529-C -- FIRST SOLD 4/2/02    2.53     N/A     1.17          3.75
 CLASS 529-E -- FIRST SOLD 3/11/02   4.06     N/A     1.48          4.27
 CLASS 529-F -- FIRST SOLD 9/16/02   4.58     N/A     1.89          4.77
-------------------------------------------------------------------------------

                        1 YEAR   5 YEARS   10 YEARS   LIFETIME    7-DAY YIELD/*/
----------------------------------------------------------------------------------

 THE U.S. TREASURY MONEY FUND
 CLASS A -- FIRST SOLD   4.18%    1.73%      3.05%      3.37%          4.41%
2/1/91
----------------------------------------------------------------------------------
 THE TAX-EXEMPT MONEY FUND
 CLASS A -- FIRST SOLD   2.95%    1.38%      2.11%      2.58%          3.07%
10/24/89
----------------------------------------------------------------------------------
 For current yield information, please call American FundsLine/(R)/ at
800/325-3590.

* The 7-day yield is calculated by annualizing dividends paid by the fund during the last seven days of the 2006 calendar year. In addition, the 7-day yield reflects the impact, if any, of certain waivers described in the Annual Fund
 Operating Expenses table under "Fees and expenses of the funds." Without such waivers, the 7-day yield would have been: 4.76% for Class A shares, 3.93% for
 Class B shares, 3.82% for Class C shares, 4.49% for Class F shares, 4.64% for
 Class 529-A shares, 3.82% for Class 529-B shares, 3.72% for Class 529-C shares,
 4.24% for Class 529-E shares and 4.74% for Class 529-F shares of The Cash
 Management Trust of America; 4.38% for Class A shares of The U.S. Treasury
 Money Fund; and 3.04% for Class A shares of The Tax-Exempt Money Fund.

                                       5

                                                Money Market Funds / Prospectus

Fees and expenses of the funds

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                        CLASS A/1/  CLASS B/1/  CLASS C/1/  CLASS 529-E/2/   CLASS F/1,3/
------------------------------------------------------------------------------------------

 Maximum initial sales
 charge on purchases       none        none        none          none            none
 (as a percentage of
 offering price)
------------------------------------------------------------------------------------------
 Maximum sales charge      none        none        none          none            none
 on reinvested
 dividends
------------------------------------------------------------------------------------------
 Maximum contingent        none      5.00%/4/    1.00%/5/        none            none
 deferred sales charge
------------------------------------------------------------------------------------------
 Redemption or             none        none        none          none            none
 exchange fees

1 Includes corresponding 529 share class. Accounts holding these 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee, which are not reflected in this table.
2 Available only to employer-sponsored 529 plans. Accounts holding these shares are subject to a $10 account setup fee and an annual $10 account maintenance fee, which are not reflected in this table.
3 Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the funds' distributor and to certain registered investment advisers.
4 The contingent deferred sales charge is reduced one year after purchase and eliminated after six years.
5 The contingent deferred sales charge is eliminated one year after purchase.

                                       6

Money Market Funds / Prospectus


 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                    CLASS A  CLASS B  CLASS C  CLASS F
-------------------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 Management fees/6/                  0.28%    0.28%    0.28%    0.28%
 Distribution and/or service         0.07     0.90     1.00     0.25
 (12b-1) fees/7/
 Other expenses/8/                   0.16     0.14     0.18     0.23
 Total annual fund operating         0.51     1.32     1.46     0.76
 expenses/6/
-------------------------------------------------------------------------------
 THE U.S. TREASURY MONEY FUND

 Management fees/6/                  0.30%
 Distribution and/or service         0.09
 (12b-1) fees/7/
 Other expenses/8/                   0.18
 Total annual fund operating         0.57
 expenses/6/
---------------------------------------------
 THE TAX-EXEMPT MONEY FUND

 Management fees/6/                  0.38%
 Distribution and/or service         0.05
 (12b-1) fees/7/
 Other expenses/8/                   0.08
 Total annual fund operating         0.51
 expenses/6/
-------------------------------------------------------------------------------
                                     CLASS    CLASS    CLASS    CLASS    CLASS
                                     529-A    529-B    529-C    529-E    529-F
-------------------------------------------------------------------------------
 THE CASH MANAGEMENT TRUST
 Management fees/6/                  0.28%    0.28%    0.28%    0.28%    0.28%
 Distribution and/or service         0.10     0.90     1.00     0.50       --
 (12b-1) fees/9/
 Other expenses/8,10/                0.27     0.28     0.28     0.28     0.27
 Total annual fund operating         0.65     1.46     1.56     1.06     0.55
 expenses/6/

6 The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time, in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total annual fund operating expenses in the table do not reflect any waivers. Information regarding the effect of any waivers on total annual fund operating expenses can be found in the
 Financial Highlights table in this prospectus and in the fund's annual report.

7 Class A and F 12b-1 fees may not exceed .15% and .50%, respectively, of each class' average net assets annually. Class B and C 12b-1 fees are up to .90% and
 1.00%, respectively, of each class' average net assets annually.
8 Includes custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund's investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class and services provided, and typically ranges from $3 to $19 per account.
9 Class 529-A and 529-F 12b-1 fees may not exceed .50% of each class' average net assets annually. Class 529-B and 529-C 12b-1 fees are up to .90% and 1.00%, respectively, of each class' average net assets annually. Class 529-E 12b-1 fees may not exceed .75% of the class' average net assets annually.
10 Includes .10% paid to a state or states for oversight and administrative services.

                                       7

                                                Money Market Funds / Prospectus

EXAMPLES
The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
-------------------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 Class A                                    $ 52    $164    $  285     $  640
 Class B -- assuming redemption/1/           634     818       923      1,367
 Class B -- assuming no redemption/2/        134     418       723      1,367
 Class C -- assuming redemption/3/           249     462       797      1,746
 Class C -- assuming no redemption           149     462       797      1,746
 Class F -- excluding intermediary            78     243       422        942
 fees/4/
 Class 529-A/5/                               86     248       421        916
 Class 529-B -- assuming redemption/1,5/     668     901     1,055      1,628
 Class 529-B -- assuming no                  168     501       855      1,628
 redemption/2,5/
 Class 529-C -- assuming                     278     531       907      1,956
 redemption/3,5/
 Class 529-C -- assuming no redemption/5/    178     531       907      1,956
 Class 529-E/5/                              128     376       643      1,397
 Class 529-F -- excluding intermediary        76     216       366        795
 fees/4,5/
 THE U.S. TREASURY MONEY FUND
 Class A                                    $ 58    $183    $  318     $  714
 THE TAX-EXEMPT MONEY FUND
 Class A                                    $ 52    $164    $  285     $  640

1 Reflects applicable contingent deferred sales charges through year six and
 Class A or 529-A expenses for years nine and 10 because Class B and 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
2 Reflects Class A or 529-A expenses for years nine and 10 because Class B and
 529-B shares automatically convert to Class A and 529-A shares, respectively, after eight years.
3 Reflects a contingent deferred sales charge in the first year.
4 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from .75% to 1.50% of assets annually depending on the services offered.
5 Reflects an initial $10 account setup fee and an annual $10 account maintenance fee.

                                       8

Money Market Funds / Prospectus


Investment objectives, strategies and risks
The investment objective of each fund is to provide you with a way to earn income on your cash reserves (exempt from federal income tax in the case of The
Tax-Exempt Money Fund) while preserving capital and maintaining liquidity.

THE CASH MANAGEMENT TRUST

Normally, the fund invests substantially in high-quality money market instruments, such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S.
entities. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

THE U.S. TREASURY MONEY FUND

The fund's portfolio consists entirely of U.S. Treasury securities, which are guaranteed by the United States government. These securities are generally affected by changes in the level of interest rates. For example, the value of
U.S. Treasury securities generally will decline when interest rates rise and increase when interest rates fall. A security backed by the U.S. Treasury or the full faith and credit of the United States government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities are not guaranteed and will fluctuate.

THE TAX-EXEMPT MONEY FUND

Normally, the fund invests substantially in high-quality money market instruments that are issued by states, territories or possessions of the United
States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. These instruments are exempt from regular federal income tax. However, the fund may purchase securities that would subject you to federal alternative minimum taxes. Therefore, while the fund's distributions from tax-exempt securities are not subject to income tax, a portion or all of the distributions may be included in determining a shareholder's federal alternative minimum tax.

The fund may also invest in municipal securities that are supported by credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price. In addition, the fund may invest a substantial portion of its portfolio in taxable

                                       9

                                                Money Market Funds / Prospectus

short-term debt securities in response to abnormal market conditions (which may detract from achieving the fund's objective over the short term).

APPLICABLE TO ALL FUNDS
Each fund relies on the professional judgment of its investment adviser to make decisions about each fund's portfolio investments. The basic investment philosophy of the investment adviser with respect to the funds is to seek attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

                                       10

Money Market Funds / Prospectus


ADDITIONAL INVESTMENT RESULTS
Unlike the Investment Results table on page 5, the table below reflects each fund's results calculated without sales charges.

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:

                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 CLASS A -- FIRST SOLD    4.62%    2.09%    3.46%     6.28%         4.79%
11/3/76

                                    1 YEAR  5 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 CLASS B -- FIRST SOLD 3/15/00      3.78%    1.26%    1.91%         3.96%
 CLASS C -- FIRST SOLD 3/16/01      3.62     1.16     1.28          3.85
 CLASS F -- FIRST SOLD 3/26/01      4.39     1.77     1.90          4.52
 CLASS 529-A -- FIRST SOLD 2/15/02  4.48      N/A     1.88          4.67
 CLASS 529-B -- FIRST SOLD 6/7/02   3.63      N/A     1.25          3.85
 CLASS 529-C -- FIRST SOLD 4/2/02   3.53      N/A     1.17          3.75
 CLASS 529-E -- FIRST SOLD 3/11/02  4.06      N/A     1.48          4.27
 CLASS 529-F -- FIRST SOLD 9/16/02  4.58      N/A     1.89          4.77

                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE U.S. TREASURY MONEY FUND
 CLASS A -- FIRST SOLD    4.18%    1.73%    3.05%     3.37%         4.41%
2/1/91
-------------------------------------------------------------------------------
 THE TAX-EXEMPT MONEY FUND
 CLASS A -- FIRST SOLD    2.95%    1.38%    2.11%     2.58%         3.07%
10/24/89
-------------------------------------------------------------------------------
 For current yield information, please call American FundsLine at
800/325-3590.

* The 7-day yield is calculated by annualizing dividends paid by the fund during the last seven days of the 2006 calendar year. In addition, the 7-day yield reflects the impact, if any, of certain waivers described in the Annual Fund
 Operating Expenses table under "Fees and expenses of the funds." Without such waivers, the 7-day yield would have been: 4.76% for Class A shares, 3.93% for
 Class B shares, 3.82% for Class C shares, 4.49% for Class F shares, 4.64% for
 Class 529-A shares, 3.82% for Class 529-B shares, 3.72% for Class 529-C shares,
 4.24% for Class 529-E shares and 4.74% for Class 529-F shares of The Cash
 Management Trust of America; 4.38% for Class A shares of The U.S. Treasury
 Money Fund; and 3.04% for Class A shares of The Tax-Exempt Money Fund.

                                       11

                                                Money Market Funds / Prospectus

Management and organization

INVESTMENT ADVISER
Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including the American Funds. Capital Research and Management
Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine
Center Drive, Irvine, California 92618. Capital Research and Management Company
manages the investment portfolios and business affairs of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appear in the Annual Fund Operating Expenses table under "Fees and expenses of the funds." A discussion regarding the basis for the approval of The Cash Management Trust's investment advisory and service agreement by its board of trustees is contained in its semi-annual report to shareholders for the fiscal period ended March 31, 2007. A discussion regarding the basis for the approval of The U.S. Treasury Money Fund's and The Tax-Exempt
Money Fund's investment advisory and service agreements by their respective boards of trustees is contained in these funds' annual report to shareholders for the fiscal year ended September 30, 2007.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make investment and proxy voting decisions on an independent basis.

EXECUTION OF PORTFOLIO TRANSACTIONS
The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions.
The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds'
portfolio transactions. A more detailed description of the investment adviser's policies is included in the funds' statement of additional information.

                                       12

Money Market Funds / Prospectus


PORTFOLIO HOLDINGS
Portfolio holdings information for the funds is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A link to each fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the funds is also contained in reports filed with the Securities and Exchange Commission.

A description of the funds' policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

                                       13

                                                Money Market Funds / Prospectus

Shareholder information

SHAREHOLDER SERVICES
American Funds Service Company, the funds' transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service
Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUNDS'
STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN
FUNDS SHAREHOLDERS ENTITLED WELCOME. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO
THE APPLICABLE PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES
SPECIFICALLY RELATING TO THEIR ACCOUNT(S). These documents are available by writing or calling American Funds Service Company. Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you depending on your investment dealer. Please see your financial adviser or investment dealer for more information.

                                       14

Money Market Funds / Prospectus


Choosing a share class

The Cash Management Trust offers different classes of shares through this prospectus. (The U.S. Treasury Money Fund and The Tax-Exempt Money Fund offer only Class A shares.) Class A, B, C and F shares are available through various investment programs or accounts, including many types of retirement plans.
HOWEVER, THE TAX-EXEMPT MONEY FUND SHOULD GENERALLY NOT SERVE AS AN INVESTMENT
FOR TAX-DEFERRED RETIREMENT PLANS AND ACCOUNTS. The services or share classes available to you may vary depending upon how you wish to purchase shares of each fund.

Investors residing in any state may purchase Class 529 shares of The Cash
Management Trust through an account established with a 529 college savings plan managed by the American Funds organization. The 529-A, 529-B, 529-C and 529-F share classes are structured similarly to the corresponding Class A, B, C and F shares. For example, the same contingent deferred sales charge applies to Class
529-B shares as it does to Class B shares. Class 529-E shares are available only to investors participating through an eligible employer plan.
Each share class of a fund represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU
PURCHASE SHARES OF THE CASH MANAGEMENT TRUST, YOU SHOULD CHOOSE A SHARE CLASS.
IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES OR, IN THE
CASE OF A 529 PLAN INVESTMENT, CLASS 529-A SHARES.

Factors you should consider in choosing a class of shares include:

.. whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class
 529-B or 529-C shares to cover higher education expenses);

.. availability of The Cash Management Trust share classes:
 -- Class B and C shares are not available to retirement plans, including employer-sponsored retirement plans such as defined benefit plans, 401(k)
   plans, 457 plans, employer-sponsored 403(b) plans, and money purchase pension and profit-sharing plans;

 -- Class B, 529-B, C and 529-C shares may be acquired only by exchanging from
   Class B, 529-B, C or 529-C shares of other American Funds (see "Purchase and exchange of shares" below); and

 -- Class F and 529-F shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH
YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

UNLESS OTHERWISE NOTED, REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C OR F
SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F SHARES
OF THE CASH MANAGEMENT TRUST.

                                       15

                                                Money Market Funds / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES OF
 THE CASH MANAGEMENT TRUST

 CLASS A SHARES

 Initial sales charge    none

 Contingent deferred     none
 sales charge
 12b-1 fees              up to .15% annually (529-A shares may not exceed .50%
                         annually)
 Dividends               generally higher than other classes due to lower
                         annual expenses, but may be lower than F shares,
                         depending on relative expenses
 Purchase maximum        none
 Conversion              none

 CLASS B SHARES
 Initial sales charge    none
 Contingent deferred     starts at 5.00% and declines each year until it
 sales charge            reaches 0% six years after purchase
 12b-1 fees              up to .90% annually
 Dividends               generally lower than A and F shares due to higher
                         12b-1 fees and other expenses, but higher than C
                         shares due to lower other expenses
 Purchase maximum        direct purchases of B shares are not permitted
 Conversion              automatic conversion to A shares after eight years,
                         reducing future annual expenses

 CLASS C SHARES
 Initial sales charge    none
 Contingent deferred     1.00% if shares are sold within one year after
 sales charge            purchase
 12b-1 fees              up to 1.00% annually
 Dividends               generally lower than other classes due to higher 12b-1
                         fees and other expenses
 Purchase maximum        direct purchases of C shares are not permitted
 Conversion              automatic conversion to F shares after 10 years,
                         reducing future annual expenses (529-C shares will not
                         convert to 529-F shares)

 CLASS 529-E SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .50% annually (may not exceed .75%
                         annually)
 Dividends               generally higher than 529-B and 529-C shares due to
                         lower
                         12b-1 fees, but lower than 529-A and 529-F shares due
                         to higher 12b-1 fees
 Purchase maximum        none
 Conversion              none

 CLASS F SHARES
 Initial sales charge    none
 Contingent deferred     none
 sales charge
 12b-1 fees              currently up to .25% annually (may not exceed .50%
                         annually)
 Dividends               generally higher than B and C shares due to lower
                         12b-1 fees, and may be higher than A shares, depending
                         on relative expenses
 Purchase maximum        none
 Conversion              none

                                       16

Money Market Funds / Prospectus


Purchase and exchange of shares
THE FUNDS' TRANSFER AGENT, ON BEHALF OF THE FUNDS AND AMERICAN FUNDS
DISTRIBUTORS, THE FUNDS' DISTRIBUTOR, IS REQUIRED BY LAW TO OBTAIN CERTAIN
PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S) ACTING ON YOUR BEHALF IN
ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE
INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY OTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT
TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED
BY LAW.

When purchasing shares, you should designate the fund or funds in which you wish to invest. In the case of accounts other than 529 accounts, if no fund is designated and the amount of your cash investment is more than $5,000, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days.
Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of
The Cash Management Trust of America on the third business day after receipt of your investment.

In the case of accounts other than 529 accounts, if no fund is designated and the amount of your cash investment is $5,000 or less, your money will be invested in the same proportion and in the same fund or funds in which your last cash investment (excludes exchanges) was made, provided such investment was made within the last 16 months. If no investment was made within the last 16 months, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days.
Your investment will be made at the net asset value (plus any applicable sales charge in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of
The Cash Management Trust of America on the third business day after receipt of your investment.

PURCHASE OF CLASS A, B AND C SHARES
You may generally open an account and purchase Class A shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire. Class B and C shares of The Cash Management Trust may be acquired only by exchanging from Class B and
C shares of other American Funds. Direct purchases of Class B and C shares of
The Cash Management Trust are not permitted.

                                       17

                                                Money Market Funds / Prospectus

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares of The Cash
Management Trust only through fee-based programs of investment dealers that have special agreements with the fund's distributor and through certain registered investment advisers. These dealers and advisers typically charge ongoing fees for services they provide.

PURCHASE OF CLASS 529 SHARES

Class 529 shares of The Cash Management Trust may be purchased only through an account established with a 529 college savings plan managed by the American
Funds organization. You may open this type of account and purchase 529 shares by contacting any financial adviser (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial adviser and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

EXCHANGE
Generally, you may exchange your shares into shares of the same class of other
American Funds without a sales charge. However, exchanges from Class A shares of
The Cash Management Trust may be made into Class B and C shares of other
American Funds for dollar cost averaging purposes. Exchanges from Class A shares of The Cash Management Trust of America to Class B or Class C shares of
Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America
and Short-Term Bond Fund of America are not permitted. Class A, C or F shares may generally be exchanged into the corresponding 529 share class without a sales charge. Class B shares may not be exchanged into Class 529-B shares.
EXCHANGES FROM CLASS A, C OR F SHARES TO THE CORRESPONDING 529 SHARE CLASS,
PARTICULARLY IN THE CASE OF UNIFORM GIFTS TO MINORS ACT OR UNIFORM TRANSFERS TO
MINORS ACT CUSTODIAL ACCOUNTS, MAY RESULT IN SIGNIFICANT LEGAL AND TAX
CONSEQUENCES AS DESCRIBED IN THE APPLICABLE PROGRAM DESCRIPTION. PLEASE CONSULT
YOUR FINANCIAL ADVISER BEFORE MAKING SUCH AN EXCHANGE.

Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class
B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

                                       18

Money Market Funds / Prospectus


Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

FREQUENT TRADING OF FUND SHARES
The funds and American Funds Distributors reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the funds or American Funds Distributors have determined could involve actual or potential harm to the funds, may be rejected.

The funds, through their transfer agent, American Funds Service Company, maintain surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

The American Funds (other than the money market funds) have adopted a "purchase blocking policy," under which any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the funds (other than the money market funds) will be precluded from investing in the funds (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under each fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series/(R)/; retirement plan contributions, loans and distributions (including hardship withdrawals)
identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and
IRA recharacterizations, where the entity maintaining the

                                       19

                                                Money Market Funds / Prospectus

shareholder account is able to identify the transaction as one of these types of transactions.

The funds reserve the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the funds. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUNDS' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUNDS' AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

PURCHASE MINIMUMS AND MAXIMUMS

 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES/1/
-------------------------------------------------------------------------------

 To establish an account (including retirement plan and 529           $1,000/2/
 accounts)
    For a payroll deduction retirement plan account, payroll
    deduction                                                             25
    savings plan account or employer-sponsored 529 account
 To add to an account                                                     50
    For a payroll deduction retirement plan account, payroll              25
    deduction
    savings plan account or employer-sponsored 529 account
-------------------------------------------------------------------------------

1 Purchase minimums for retirement plan accounts purchasing through payroll deduction may be waived to allow for diversification of plan participant investment assets.
2 For accounts established with an automatic investment plan, the initial purchase minimum of $1,000 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $1,000 within five months of account establishment.

                                       20

Money Market Funds / Prospectus


The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.
Class B and C shares of The Cash Management Trust may be acquired only by exchanging from Class B and C shares of other American Funds. Direct purchases of Class B and C shares of The Cash Management Trust are not permitted.

VALUING SHARES
The net asset value of each share class of the funds is the value of a single share. Each fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Each fund may also calculate its share price on days the New York Stock Exchange is closed when deemed prudent to do so by the fund's officers. Assets are valued primarily on the basis of market quotations.
However, the funds have adopted procedures for making "fair value"
determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Because The Cash Management Trust may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class B and C shares of The Cash Management Trust.
MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

                                       21

                                                Money Market Funds / Prospectus

Sales charges

CLASS A SHARES

Class A shares of the funds are sold without an initial sales charge. However, if shares of the funds are exchanged for shares of an American Funds non-money market fund, the sales charge applicable to the non-money market fund may apply.

CLASS B AND C SHARES OF THE CASH MANAGEMENT TRUST

Class B and C shares are sold without any initial sales charge.

For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES

YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase.

Any contingent deferred sales charge paid by you on investments in Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Shares acquired through reinvestment of dividends are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

AUTOMATIC CONVERSION OF CLASS B AND C SHARES OF THE CASH MANAGEMENT TRUST

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the

                                       22

Money Market Funds / Prospectus


automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

CLASS 529-E AND CLASS F SHARES OF THE CASH MANAGEMENT TRUST

Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

                                       23

                                                Money Market Funds / Prospectus

Sales charge waivers

To have your Class B or C contingent deferred sales charge waived, you must let your financial adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

.. for 529 share classes only, redemptions due to a beneficiary's death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);
.. redemptions due to the complete termination of a trust upon the death of the trustor/ grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually:

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 701/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and
 -- if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

YOU MAY OBTAIN MORE INFORMATION ABOUT SALES CHARGE REDUCTIONS AND WAIVERS
THROUGH A LINK ON THE HOME PAGE OF THE AMERICAN FUNDS WEBSITE AT
AMERICANFUNDS.COM, FROM THE STATEMENT OF ADDITIONAL INFORMATION OR FROM YOUR
FINANCIAL ADVISER.

                                       24

Money Market Funds / Prospectus


Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to
Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and
.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
   Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information.

                                       25

                                                Money Market Funds / Prospectus

Plans of distribution

Each fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .15% for Class A shares, and for The Cash Management Trust only, up to .50% for Class 529-A shares, up to .90% for Class B and 529-B shares, up to 1.00% for Class C and 529-C shares, up to .75% for Class 529-E shares and up to .50% for Class F and 529-F shares. A portion (up to .15% for
Class A, 529-A, B and 529-B shares and .25% for Class C, 529-C, 529-E, F and
529-F shares) of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the funds." Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2006, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds.

                                       26

Money Market Funds / Prospectus


How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.
 . Class F shares of The Cash Management Trust must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:
  -- more than $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record or to an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.
 . Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

 CHECK WRITING

 . Checks must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

 . Check writing is not available for any of the 529 share classes or B, C and F share classes of The Cash Management Trust.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.
If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
10 business days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided the reinvestment occurs within
90 days after the date of the redemption or distribution and is made into the same account from which

                                       27

                                                Money Market Funds / Prospectus

you redeemed the shares or received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account. Proceeds from a Class B share redemption made during the contingent deferred sales charge period will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in
American Funds money market funds that are reinvested in non-money market
American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company. For purposes of this right of reinvestment policy, automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to certain rollover investments as described under "Rollovers from retirement plans to IRAs."

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET
Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American
Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service
Company and/or each fund may be liable for losses due to unauthorized or fraudulent instructions.

                                       28

Money Market Funds / Prospectus


Dividends and taxes

DIVIDENDS
Each fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Dividends begin accruing one day after payment for shares is received by the funds or American
Funds Service Company.

You may elect to reinvest dividends to purchase additional shares of these funds or other American Funds, or you may elect to receive them in cash. Dividends for
529 share classes will be automatically reinvested.

TAXES ON DIVIDENDS

THE CASH MANAGEMENT TRUST

For federal income tax purposes, dividends you receive from the fund will be subject to tax, and also may be subject to state or local taxes -- unless you are exempt from taxation.

THE U.S. TREASURY MONEY FUND

For federal income tax purposes, dividends you receive from the fund will be subject to tax. Generally, dividends received by individual investors will be tax-exempt for purposes of most states' personal income tax.

THE TAX-EXEMPT MONEY FUND

Subject to certain requirements, the fund is permitted to pass through to its shareholders federally tax-exempt dividends derived from municipal bond interest. Depending on their state of residence, shareholders of the fund may be able to exclude from state taxable income some or all of the federally tax-exempt dividends paid by the fund.

TAXES ON TRANSACTIONS

Generally, redemptions, including exchanges, will not result in a capital gain or loss for federal or state income tax purposes.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION. HOLDERS OF 529 SHARES SHOULD
REFER TO THE APPLICABLE PROGRAM DESCRIPTION FOR MORE INFORMATION REGARDING THE
TAX CONSEQUENCES OF SELLING 529 SHARES.

                                       29

                                                Money Market Funds / Prospectus

Financial highlights
The Financial Highlights tables are intended to help you understand each fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the footnotes to the Annual
Fund Operating Expenses table under "Fees and expenses of the funds" in this prospectus and the funds' annual report. The information in the Financial
Highlights tables has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the statement of additional information, which is available upon request.

THE CASH MANAGEMENT TRUST

                                   Net asset                          Dividends   Net asset
                                    value,               Net           from net    value,
                                   beginning          investment      investment     end         Total
                                    of year           income/1/         income     of year   return/2,3/
------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2007                 $1.00              $.048          $(.048)      $1.00        4.94%
Year ended 9/30/2006                  1.00               .042           (.042)       1.00        4.26
Year ended 9/30/2005                  1.00               .022           (.022)       1.00        2.20
Year ended 9/30/2004                  1.00               .008           (.008)       1.00         .84
Year ended 9/30/2003                  1.00               .011           (.011)       1.00        1.05
------------------------------------------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2007                  1.00               .040           (.040)       1.00        4.10
Year ended 9/30/2006                  1.00               .034           (.034)       1.00        3.43
Year ended 9/30/2005                  1.00               .013           (.013)       1.00        1.36
Year ended 9/30/2004                  1.00               .001           (.001)       1.00         .12
Year ended 9/30/2003                  1.00               .001           (.001)       1.00         .13
------------------------------------------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2007                  1.00               .039           (.039)       1.00        3.95
Year ended 9/30/2006                  1.00               .032           (.032)       1.00        3.25
Year ended 9/30/2005                  1.00               .012           (.012)       1.00        1.20
Year ended 9/30/2004                  1.00               .001           (.001)       1.00         .10
Year ended 9/30/2003                  1.00               .001           (.001)       1.00         .12
------------------------------------------------------------------------------------------------------------
CLASS F:
Year ended 9/30/2007                 $1.00              $.046          $(.046)      $1.00        4.68%
Year ended 9/30/2006                  1.00               .040           (.040)       1.00        4.05
Year ended 9/30/2005                  1.00               .019           (.019)       1.00        1.96
Year ended 9/30/2004                  1.00               .004           (.004)       1.00         .41
Year ended 9/30/2003                  1.00               .006           (.006)       1.00         .55
------------------------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 9/30/2007                  1.00               .047           (.047)       1.00        4.79
Year ended 9/30/2006                  1.00               .040           (.040)       1.00        4.12
Year ended 9/30/2005                  1.00               .020           (.020)       1.00        2.03
Year ended 9/30/2004                  1.00               .005           (.005)       1.00         .47
Year ended 9/30/2003                  1.00               .007           (.007)       1.00         .66
------------------------------------------------------------------------------------------------------------
CLASS 529-B:
 Year ended 9/30/2007                 1.00               .039           (.039)       1.00        3.96
 Year ended 9/30/2006                 1.00               .032           (.032)       1.00        3.27
 Year ended 9/30/2005                 1.00               .012           (.012)       1.00        1.18
 Year ended 9/30/2004                 1.00               .001           (.001)       1.00         .10
 Year ended 9/30/2003                 1.00               .001           (.001)       1.00         .12
------------------------------------------------------------------------------------------------------------
CLASS 529-C:
 Year ended 9/30/2007                 1.00               .038           (.038)       1.00        3.85
 Year ended 9/30/2006                 1.00               .031           (.031)       1.00        3.18
 Year ended 9/30/2005                 1.00               .011           (.011)       1.00        1.09
 Year ended 9/30/2004                 1.00               .001           (.001)       1.00         .10
 Year ended 9/30/2003                 1.00               .001           (.001)       1.00         .12
------------------------------------------------------------------------------------------------------------
CLASS 529-E:
 Year ended 9/30/2007                 1.00               .043           (.043)       1.00        4.37
 Year ended 9/30/2006                 1.00               .036           (.036)       1.00        3.70
 Year ended 9/30/2005                 1.00               .016           (.016)       1.00        1.61
 Year ended 9/30/2004                 1.00               .002           (.002)       1.00         .15
 Year ended 9/30/2003                 1.00               .002           (.002)       1.00         .22
------------------------------------------------------------------------------------------------------------
 (The Financial Highlights table continues on the following page.)

CLASS 529-F:
 Year ended 9/30/2007                $1.00              $.048          $(.048)      $1.00        4.90%
 Year ended 9/30/2006                 1.00               .041           (.041)       1.00        4.22
 Year ended 9/30/2005                 1.00               .019           (.019)       1.00        1.96
 Year ended 9/30/2004                 1.00               .003           (.003)       1.00         .28
 Year ended 9/30/2003                 1.00               .004           (.004)       1.00         .43

                                                 Ratio of         Ratio of
                                                expenses to      expenses to
                                                average net      average net
                                Net assets,       assets           assets        Ratio of net
                                  end of          before            after         income to
                                   year       reimbursements/  reimbursements/   average net
                               (in millions)      waivers        waivers/3/       assets/3/
----------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2007              $12,023           .51%             .48%           4.83%
Year ended 9/30/2006                9,353           .53              .50            4.21
Year ended 9/30/2005                7,656           .55              .52            2.17
Year ended 9/30/2004                7,766           .57              .28             .84
Year ended 9/30/2003                7,910           .55              .23            1.05
----------------------------------------------------------------------------------------------
CLASS B:
Year ended 9/30/2007                  215          1.32             1.29            4.04
Year ended 9/30/2006                  158          1.33             1.30            3.44
Year ended 9/30/2005                  128          1.35             1.35            1.32
Year ended 9/30/2004                  157          1.34             1.02             .12
Year ended 9/30/2003                  173          1.38             1.14             .14
----------------------------------------------------------------------------------------------
CLASS C:
Year ended 9/30/2007                  216          1.46             1.44            3.88
Year ended 9/30/2006                  133          1.49             1.46            3.32
Year ended 9/30/2005                   92          1.51             1.51            1.20
Year ended 9/30/2004                  104          1.51             1.05             .10
Year ended 9/30/2003                   89          1.55             1.16             .12
----------------------------------------------------------------------------------------------
CLASS F:
Year ended 9/30/2007              $    36           .76%             .73%           4.59%
Year ended 9/30/2006                   22           .73              .70            4.08
Year ended 9/30/2005                   16           .75              .75            1.78
Year ended 9/30/2004                   39           .72              .71             .61
Year ended 9/30/2003                    7           .73              .73             .58
----------------------------------------------------------------------------------------------
CLASS 529-A:
Year ended 9/30/2007                  269           .65              .63            4.69
Year ended 9/30/2006                  183           .66              .64            4.09
Year ended 9/30/2005                  138           .69              .69            2.05
Year ended 9/30/2004                  112           .67              .66             .48
Year ended 9/30/2003                   89           .62              .62             .61
----------------------------------------------------------------------------------------------
CLASS 529-B:
 Year ended 9/30/2007                  10          1.46             1.43            3.89
 Year ended 9/30/2006                   5          1.48             1.46            3.36
 Year ended 9/30/2005                   2          1.53             1.53            1.13
 Year ended 9/30/2004                   2          1.53             1.06             .10
 Year ended 9/30/2003                   1          1.52             1.13             .12
----------------------------------------------------------------------------------------------
CLASS 529-C:
 Year ended 9/30/2007                  30          1.56             1.53            3.78
 Year ended 9/30/2006                  17          1.57             1.55            3.25
 Year ended 9/30/2005                   8          1.62             1.62            1.15
 Year ended 9/30/2004                   6          1.63             1.05             .10
 Year ended 9/30/2003                   3          1.62             1.11             .11
----------------------------------------------------------------------------------------------
CLASS 529-E:
 Year ended 9/30/2007                  17          1.06             1.03            4.29
 Year ended 9/30/2006                  11          1.07             1.04            3.71
 Year ended 9/30/2005                   7          1.10             1.10            1.64
 Year ended 9/30/2004                   5          1.11              .98             .15
 Year ended 9/30/2003                   5          1.11             1.05             .17
----------------------------------------------------------------------------------------------
 (The Financial Highlights table continues on the following page.)

CLASS 529-F:
 Year ended 9/30/2007             $    11           .55%             .53%           4.79%
 Year ended 9/30/2006                   6           .57              .54            4.20
 Year ended 9/30/2005                   4           .75              .75            1.97
 Year ended 9/30/2004                   3           .86              .85             .30
 Year ended 9/30/2003                   2           .85              .85             .33

                                       30

Money Market Funds / Prospectus


 [This page is intentionally left blank for this filing.]

                                       31

                                                Money Market Funds / Prospectus


1 Based on average shares outstanding.
2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.
3 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the years shown,
 Capital Research and Management Company reimbursed expenses, as provided by the
 Investment Advisory and Service Agreement. Also, during some of the years shown, Capital Research and Management Company reduced fees for investment advisory services, and, due to lower short-term interest rates, agreed to pay a portion of the class-specific fees and expenses for some of the share classes.

                                       32

Money Market Funds / Prospectus


THE U.S. TREASURY MONEY FUND

                            Net asset              Dividends   Net asset
                             value,       Net       from net    value,
                            beginning  investment  investment     end       Total
                             of year   income/1/     income     of year   return/2/
-------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2007          $1.00      $.044      $(.044)      $1.00      4.43%
Year ended 9/30/2006           1.00       .038       (.038)       1.00      3.82
Year ended 9/30/2005           1.00       .019       (.019)       1.00      1.90
Year ended 9/30/2004           1.00       .004       (.004)       1.00       .39
Year ended 9/30/2003           1.00       .006       (.006)       1.00       .63

                                            Ratio of     Ratio of
                                           expenses to  expenses to
                             Net assets,   average net  average net   Ratio of net
                               end of        assets       assets       income to
                                year         before        after      average net
                            (in millions)    waivers    waivers/2/     assets/2/
-----------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2007            $709          .57%         .54%          4.33%
Year ended 9/30/2006             523          .59          .56           3.77
Year ended 9/30/2005             483          .62          .59           1.87
Year ended 9/30/2004             532          .62          .61            .39
Year ended 9/30/2003             631          .58          .58            .63

1 Based on average shares outstanding.
2 This column reflects the impact, if any, of certain waivers from Capital
 Research and Management Company. During some of the years shown, Capital
 Research and Management Company reduced fees for investment advisory services.

                                       33

                                                Money Market Funds / Prospectus

THE TAX-EXEMPT MONEY FUND

                         Net asset              Dividends   Net asset
                          value,       Net       from net    value,
                         beginning  investment  investment     end       Total
                          of year   income/1/     income     of year   return/2/
----------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2007       $1.00      $.031      $(.031)      $1.00      3.19%
Year ended 9/30/2006        1.00       .027       (.027)       1.00      2.76
Year ended 9/30/2005        1.00       .016       (.016)       1.00      1.63
Year ended 9/30/2004        1.00       .005       (.005)       1.00       .49
Year ended 9/30/2003        1.00       .006       (.006)       1.00       .57

                                         Ratio of     Ratio of
                                        expenses to  expenses to
                          Net assets,   average net  average net   Ratio of net
                            end of        assets       assets       income to
                             year         before        after      average net
                         (in millions)    waivers    waivers/2/     assets/2/
--------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2007         $580          .51%         .47%          3.14%
Year ended 9/30/2006          460          .52          .48           2.73
Year ended 9/30/2005          405          .53          .50           1.61
Year ended 9/30/2004          418          .53          .53            .49
Year ended 9/30/2003          353          .55          .55            .57

1 Based on average shares outstanding.
2 This column reflects the impact, if any, of certain waivers from Capital
 Research and Management Company. During some of the years shown, Capital
 Research and Management Company reduced fees for investment advisory services.

                                       34

Money Market Funds / Prospectus


NOTES

                                       35

                                                Money Market Funds / Prospectus

[logo - American Funds (r)]

                                         The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR ADVISER              American Funds Distributors
          MARKETING                800 /421-9900
          FOR 529 PLANS            American Funds Service Company
                                   800 /421-0180, ext. 529
          FOR 24                   American FundsLine
          -HOUR INFORMATION        800/325-3590
                                   americanfunds.com

          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the funds, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the funds' investment strategies and the independent registered public accounting firm's reports (in the annual report).

PROGRAM DESCRIPTION  The program description for the CollegeAmerica 529 program contains additional information about the policies and services related to 529 plan accounts.

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The current SAI, as amended from time to time, contains more detailed information on all aspects of the funds, including each fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the funds, the funds' investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in
Washington, DC (202/551-8090) or on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, DC 20549-0102. The current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

HOUSEHOLD MAILINGS  Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American
Funds Service Company at 800/421-0180 or write to the secretary of the funds at
333 South Hope Street, Los Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC on its website at sipc.org or by calling 202/371-8300.

[LOGO - recycled bug]

Printed on recycled paper                 Investment Company File No. 811-02380
MFGEPR-960-1207P Litho in USA             Investment Company File No. 811-06235
CGD/RRD/8014                              Investment Company File No. 811-05750
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management     Capital International    Capital Guardian    Capital Bank and Trust

[logo - American Funds (r)]

                                         The right choice for the long term/(R)/

The Cash Management Trust of America/(R)/
The U.S. Treasury Money Fund of America/SM/
The Tax-Exempt Money Fund of America/SM/

 PROSPECTUS
 ADDENDUM

 December 1, 2007

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Class R-5 shares of The Cash Management Trust, The U.S. Treasury Money Fund and
The Tax-Exempt Money Fund are available to certain clients of the Personal
Investment Management group of Capital Guardian Trust Company./SM/
Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for these funds.

Risk/Return summary -- pages 1-5

 INVESTMENT RESULTS
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31,2006:

THE CASH MANAGEMENT TRUST          1 YEAR      LIFETIME/1/     7-DAY YIELD/2/
-------------------------------------------------------------------------------

 CLASS R-5 -- FIRST SOLD 5/15/02
 Before taxes                       4.73%          2.16%            4.92%

 THE U.S. TREASURY MONEY FUND
-------------------------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 5/15/02
 Before taxes                       4.32%          1.93%            4.57%

 THE TAX-EXEMPT MONEY FUND
-------------------------------------------------------------------------------
 CLASS R-5 -- FIRST SOLD 7/15/02
 Before taxes                       2.91%          1.39%            3.03%

1 Lifetime results are measured from the date the share class was first sold.
2 The 7-day yield is calculated by annualizing dividends paid by the fund during the last seven days of the 2006 calendar year. In addition, the 7-day yield reflects the impact, if any, of certain waivers described in the Annual Fund
 Operating Expenses table under "Fees and expenses of the funds." Without such waivers, the 7-day yield would have been: 4.89% for Class R-5 shares of The
 Cash Management Trust, 4.55% for Class R-5 shares of The U.S. Treasury Money
 Fund, and 2.99% for Class R-5 shares of The Tax-Exempt Money Fund.

Fees and expenses of the funds -- pages 6-8

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                     CLASS R-5
-------------------------------------------------------------------------------

 Maximum initial sales charge on purchases (as a percentage of         none
 offering price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                          none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                              none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                           none


 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                             CLASS R-5

 THE CASH MANAGEMENT TRUST
--------------------------------------------------------
 Management fees/1/                            0.28%
--------------------------------------------------------
 Distribution and/or service (12b-1) fees      none
--------------------------------------------------------
 Other expenses/2/                             0.13
--------------------------------------------------------
 Total annual fund operating expenses/1/       0.41
--------------------------------------------------------

 THE U.S. TREASURY MONEY FUND

 Management fees/1/                            0.30%
--------------------------------------------------------
 Distribution and/or service (12b-1) fees      none
--------------------------------------------------------
 Other expenses/2/                             0.15
--------------------------------------------------------
 Total annual fund operating expenses/1/       0.45

 THE TAX-EXEMPT MONEY FUND

 Management fees/1/                            0.38%
--------------------------------------------------------
 Distribution and/or service (12b-1) fees      none
--------------------------------------------------------
 Other expenses/2/                             0.17
--------------------------------------------------------
 Total annual fund operating expenses/1/       0.55

1 The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time, in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. Management fees and total annual fund operating expenses in the table do not reflect any waiver. Information regarding the effect of any waivers on total annual fund operating expenses can be found in the Financial
 Highlights table in this prospectus addendum and in the fund's annual report.

2 A portion of the fund's expenses may be used to pay third parties (including affiliates of the fund's investment adviser) that provide recordkeeping services to retirement plans invested in the fund.

EXAMPLES

The examples below are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown on the previous page.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                1 YEAR  3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 Class R-5                       $42    $    132   $230       $518
---------------------------------------------------------------------
 THE U.S. TREASURY MONEY FUND
 Class R-5                       $46    $    144   $252       $567
---------------------------------------------------------------------
 THE TAX-EXEMPT MONEY FUND
 Class R-5                       $56    $    176   $307       $689


Purchase and exchange of shares -- pages 17-21

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the funds are available to certain clients of the Personal
Investment Management group of Capital Guardian Trust Company. Please contact
Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the funds.

Sales charges -- pages 22-23

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no compensation is paid to investment dealers on sales of
Class R-5 shares.


Financial highlights/1/ -- pages 30-34

The Financial Highlights table is intended to help you understand each fund's results for the past five fiscal years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds
(assuming reinvestment of all dividends). Where indicated, figures in the table reflect the impact, if any, of certain waivers from Capital Research and
Management Company. For more information about these waivers, see the footnotes to the Annual Fund Operating Expenses table under "Fees and expenses of the funds" in this prospectus addendum and the funds' annual report. The information in the Financial Highlights table has been audited by PricewaterhouseCoopers
LLP, whose reports, along with each fund's financial statements, are included in the statement of additional information, which is available upon request.

                                                                                                       Ratio of
                                                                                                      expenses to
                                                                                                      average net
                        Net asset              Dividends                              Net assets,       assets
                         value,       Net       from net     Net asset                  end of          before
                        beginning  investment  investment  value, end of    Total        year       reimbursements/
                         of year   income/1/     income        year       return/2/  (in millions)      waivers
---------------------------------------------------------------------------------------------------------------------

THE CASH MANAGEMENT TRUST
CLASS R-5:
 Year ended 9/30/2007     $1.00      $.049      $(.049)        $1.00        5.05%        $180            .41%
 Year ended 9/30/2006      1.00       .043       (.043)         1.00        4.38          146            .41
 Year ended 9/30/2005      1.00       .023       (.023)         1.00        2.30           91            .42
 Year ended 9/30/2004      1.00       .007       (.007)         1.00         .72           77            .42
 Year ended 9/30/2003      1.00       .009       (.009)         1.00         .87           74            .41
---------------------------------------------------------------------------------------------------------------------
THE U.S. TREASURY MONEY FUND
CLASS R-5:
 Year ended 9/30/2007     $1.00      $.045      $(.045)        $1.00        4.56%         $15            .45%
 Year ended 9/30/2006      1.00       .039       (.039)         1.00        3.96           11            .45
 Year ended 9/30/2005      1.00       .021       (.021)         1.00        2.07            7            .46
 Year ended 9/30/2004      1.00       .006       (.006)         1.00         .55            7            .45
 Year ended 9/30/2003      1.00       .008       (.008)         1.00         .75            5            .46
---------------------------------------------------------------------------------------------------------------------
THE TAX-EXEMPT MONEY FUND
CLASS R-5:
 Year ended 9/30/2007     $1.00      $.031      $(.031)        $1.00        3.15%         $38            .55%
 Year ended 9/30/2006      1.00       .027       (.027)         1.00        2.72           30            .56
 Year ended 9/30/2005      1.00       .016       (.016)         1.00        1.59           27            .56
 Year ended 9/30/2004      1.00       .005       (.005)         1.00         .45           21            .57
 Year ended 9/30/2003      1.00       .005       (.005)         1.00         .54           10            .58

                           Ratio of
                          expenses to
                          average net
                            assets        Ratio of net
                             after           income
                        reimbursements/    to average
                          waivers/2/      net assets/2/
--------------------------------------------------------

THE CASH MANAGEMENT TRUST
CLASS R-5:
 Year ended 9/30/2007        .38%             4.93%
 Year ended 9/30/2006        .38              4.37
 Year ended 9/30/2005        .42              2.30
 Year ended 9/30/2004        .40               .75
 Year ended 9/30/2003        .41               .84
--------------------------------------------------------
THE U.S. TREASURY MONEY FUND
CLASS R-5:
 Year ended 9/30/2007        .42%             4.47%
 Year ended 9/30/2006        .42              3.98
 Year ended 9/30/2005        .43              2.08
 Year ended 9/30/2004        .45               .57
 Year ended 9/30/2003        .46               .73
--------------------------------------------------------
THE TAX-EXEMPT MONEY FUND
CLASS R-5:
 Year ended 9/30/2007        .52%             3.09%
 Year ended 9/30/2006        .52              2.69
 Year ended 9/30/2005        .53              1.63
 Year ended 9/30/2004        .57               .47
 Year ended 9/30/2003        .58               .55


1 Based on average shares outstanding.
2 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the years shown,
 Capital Research and Management Company reimbursed expenses, as provided by the
 Investment Advisory and Service Agreement. Also, during some of the years shown, Capital Research and Management Company reduced fees for investment advisory services.


                      THE CASH MANAGEMENT TRUST OF AMERICA
                    THE U.S. TREASURY MONEY FUND OF AMERICA
                      THE TAX-EXEMPT MONEY FUND OF AMERICA

                                     Part B
                      Statement of Additional Information
                                December 1, 2007

This document is not a prospectus but should be read in conjunction with the current prospectus of The Cash Management Trust of America ("CMTA"), The U.S.
Treasury Money Fund of America ("CTRS") and The Tax-Exempt Money Fund of America
("CTEX") dated December 1, 2007. The prospectus may be obtained from your financial adviser or by writing to the funds at the following address:

                      The Cash Management Trust of America
                    The U.S. Treasury Money Fund of America
                      The Tax-Exempt Money Fund of America
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder's investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

Item                                                                  Page no.
----                                                                  --------

Financial statements

                          Money Market Funds -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.

THE CASH MANAGEMENT TRUST OF AMERICA

     DEBT SECURITIES

     .    The fund will invest substantially all of its assets in securities rated in the highest short-term rating categories (i.e., Prime-1,
          A-1).

     MATURITY

     .    The fund currently intends (over the next twelve months) to maintain a dollar-weighted average portfolio maturity of approximately 35 days or less.
     NON-U.S. SECURITIES

     .    The fund may invest up to 45% of its assets in U.S. dollar-denominated securities issued by non-U.S. or Canadian entities or in securities with credit and liquidity support features provided by non-U.S. or
          Canadian entities.

THE U.S. TREASURY MONEY FUND OF AMERICA

     U.S. TREASURY SECURITIES

     .    The fund will invest substantially all of its assets in U.S. Treasury securities.

     MATURITY

     .    The fund currently intends (over the next twelve months) to maintain a dollar-weighted average portfolio maturity of approximately 86 days or less.

THE TAX-EXEMPT MONEY FUND OF AMERICA

     TAX-EXEMPT SECURITIES

     .    The fund will invest at least 80% of its assets in securities the interest on which is exempt from federal income tax.

     DEBT SECURITIES

     .    The fund may invest up to 20% of its assets in securities that are subject to alternative minimum taxes.

     .    The fund will invest substantially all of its assets in securities rated in the highest short-term rating categories (i.e., Prime-1,
          A-1).

                          Money Market Funds -- Page 2

     MATURITY

     .    The fund currently intends (over the next twelve months) to maintain a dollar-weighted average portfolio maturity of approximately 60 days or less.

                        *     *     *     *     *     *

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objective, strategies and risks."

INVESTMENT POLICIES -- CMTA and CTEX may invest in securities that are rated in the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees ("eligible securities"). The nationally recognized statistical rating organizations currently rating instruments of the type each fund may purchase include Moody's Investors Service ("Moody's"),
Standard & Poor's Corporation ("S&P"), Fitch Ratings ("Fitch") and Dominion Bond
Rating Service ("DBRS"). Subsequent to its purchase, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for its purchase. Neither event requires the elimination of such securities from a fund's portfolio, but Capital Research and Management Company (the "investment adviser") will consider such an event in its determination of whether the fund should continue to hold the securities. Investments in eligible securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization), and unrated eligible securities not determined by the Board of Trustees to be of comparable quality to those rated in the highest category, will be limited to 5%
of a fund's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of a fund's total assets or
$1,000,000. For CMTA, if instruments are unrated, they must be issued, guaranteed or insured by the United States or Canadian governments, their agencies or instrumentalities. CTEX generally invests in instruments that are issued by states, territories or possessions of the United States (or political subdivisions, agencies or instrumentalities thereof) and municipal securities that are supported by credit and liquidity enhancements. CTRS invests exclusively in U.S. Treasury securities, which are of the highest credit quality.

THE CASH MANAGEMENT TRUST OF AMERICA
------------------------------------

CMTA may invest in the short-term securities described below:

COMMERCIAL PAPER -- Short-term notes issued by companies, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper).

SHORT-TERM BANK OBLIGATIONS -- Certificates of deposit (interest-bearing time deposits), bank notes, bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)
representing direct or contingent obligations of

                          Money Market Funds -- Page 3

commercial banks. Commercial banks issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis.

SAVINGS ASSOCIATION OBLIGATIONS -- Bank notes and certificates of deposit
(interest-bearing time deposits) issued by savings banks or savings and loan associations. Savings associations issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis.

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration (FHA),
     the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

CORPORATE BONDS AND NOTES -- Corporate obligations include those that mature, or may be redeemed by CMTA, in 13 months or less. These obligations may originally have been issued with maturities in excess of 13 months. CMTA currently may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top rating category and long-term ratings of A or better, in each case by Moody's, S&P, Fitch or DBRS. See the appendix for a description of high-quality ratings by Moody's, S&P, Fitch and DBRS.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into

                          Money Market Funds -- Page 4

repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

THE U.S. TREASURY MONEY FUND OF AMERICA AND THE TAX-EXEMPT MONEY FUND OF AMERICA
--------------------------------------------------------------------------------
LOANS OF PORTFOLIO SECURITIES -- Each fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The investment adviser will monitor the adequacy of the collateral on a daily basis. Each fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. Each fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made.

REPURCHASE AGREEMENTS -- Although neither CTRS nor CTEX has a current intention of doing so during the next 12 months, each fund is authorized to enter into repurchase agreements, subject to the standards applicable to CMTA's repurchase agreement transactions as described above.

THE TAX-EXEMPT MONEY FUND OF AMERICA
------------------------------------

MUNICIPAL BONDS -- Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor's gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities;
colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security

                          Money Market Funds -- Page 5

behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

SECURITIES SUBJECT TO ALTERNATIVE MINIMUM TAX -- The funds may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax. Therefore, while each fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.

TEMPORARY TAXABLE INVESTMENTS -- A portion of CTEX's assets, which normally will be less than 20%, may be invested in high-quality taxable short-term securities.
Such temporary investments may include: (a) obligations of the U.S. Treasury;
(b) obligations of agencies and instrumentalities of the U.S. government; and
(c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper and bankers' acceptances. These investments may be made when deemed advisable for temporary defensive purposes or when the investment adviser believes there is an unusual disparity between the after-tax income available on taxable investments and the income available on tax-exempt securities.

THE CASH MANAGEMENT TRUST OF AMERICA, THE U.S. TREASURY MONEY FUND OF AMERICA
-----------------------------------------------------------------------------
AND THE TAX-EXEMPT MONEY FUND OF AMERICA
----------------------------------------

MONEY MARKET INSTRUMENTS -- The funds invest in various high-quality money market instruments that mature, or may be redeemed or resold, in 13 months or less (25 months or less in the case of U.S. government securities). For CMTA, they include: (a) commercial paper (notes issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)),
(b) short-term bank obligations (for example, certificates of deposit, bankers'
acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d)
securities of the U.S. government, its agencies or instrumentalities, and (e)
corporate bonds and notes. CMTA may invest in securities issued by non-U.S.
entities or in securities with credit and liquidity support features provided by
non-U.S. entities. Since these securities are issued by entities that may have substantial operations outside the United States, they may involve additional risks and considerations. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

                          Money Market Funds -- Page 6

CTRS may invest in instruments that include U.S. Treasury bills, notes and bonds. CTEX invests in money market instruments that are issued by states, territories or possessions of the United States and the District of Columbia and
their political subdivisions, agencies and instrumentalities ("municipalities")
to obtain funds for various public purposes. CTEX may purchase various types of municipal securities, including tax, bond, revenue, grant anticipation notes, construction loan notes, municipal commercial paper, general obligation bonds, revenue bonds and industrial development bonds. In addition, CTEX may invest in municipal securities that are supported by credit and liquidity enhancements, including letters of credit from domestic and non-U.S. banks and other financial institutions. Changes in the credit quality of these institutions could cause the fund to experience a loss and may affect its share price. To the extent that the credit quality of these institutions is downgraded, investments in such securities could increase the level of illiquidity of the fund's portfolio for the remaining maturity of the instruments.

VARIABLE AND FLOATING RATE OBLIGATIONS -- The interest rates payable on certain securities in which the funds may invest may not be fixed but may fluctuate based upon changes in market rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate.

PUT SECURITIES -- CMTA and CTEX may purchase securities that provide for the right to resell them to the issuer, a bank or a broker-dealer, typically at the par value plus accrued interest within a specified period of time prior to maturity. This right is commonly known as a "put" or a "demand feature." The funds may pay a higher price for such securities than would otherwise be paid for the same security without such a right. The funds will enter into these transactions only with issuers, banks or broker-dealers that are determined by the investment adviser to present minimal credit risks. If an issuer, bank or broker-dealer should default on its obligation to repurchase, the funds may be unable to recover all or a portion of any loss sustained. There is no specific limit on the extent to which the funds may invest in such securities.

MATURITY -- Each fund determines its net asset value using the penny-rounding method, according to rules of the Securities and Exchange Commission, which permits it to maintain a constant net asset value of $1.00 per share under normal conditions. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended, each fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 13 months or less (25 months or less in the case of U.S.
government securities) determined in accordance with procedures established by the Board of Trustees to present minimal credit risks. For this purpose, certain variable and floating rate obligations and put securities which may otherwise have stated maturities in excess of 13 months (25 months in the case of U.S.
government securities) will be deemed to have remaining maturities equal to the period remaining until each next readjustment of the interest rate or until the fund is entitled to repayment or repurchase of the security. CMTA, CTRS and CTEX currently intend (over the next twelve months) to maintain dollar-weighted average portfolio maturities of approximately 35 days or less, 86 days or less and 60 days or less, respectively.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The funds may enter into commitments to purchase or sell securities at a future date. When the funds agree to purchase such securities, they assume the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the funds could miss a favorable price or yield opportunity, or could experience a loss.

                          Money Market Funds -- Page 7

The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of a fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the funds may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the funds may sell such securities.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS
FUNDAMENTAL POLICIES -- Each fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the funds.

THE CASH MANAGEMENT TRUST OF AMERICA

CMTA may not:
         ---

1.   Invest its assets in issues, other than those of the U.S. government, its agencies or instrumentalities, obligations of commercial banks and savings institutions with total assets in excess of $1 billion, commercial paper, and investment-grade corporate obligations - all maturing in one year or less. CMTA may, however, invest in obligations issued by commercial banks and savings institutions with assets of less than $1 billion if the principal amounts of such obligations are fully insured by the U. S. government;

2.   Invest more than 5% of its total assets in the securities of any one issuer, except the U.S. government, its agencies and instrumentalities. With respect to 25% of total assets, commercial banks are excluded from this 5%
limitation;

3.   Invest more than 25% of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S.
government, its agencies and instrumentalities are not subject to this 25%
limitation on industry concentration. In addition, CMTA may, if deemed advisable, invest more than 25% of its assets in the obligations of commercial banks;

                          Money Market Funds -- Page 8

 4.  Enter into any repurchase agreement if, as a result, more than 10% of total assets would be subject to repurchase agreements maturing in more than seven days;

 5.  Make loans to others except for the purchase of debt securities or entering into repurchase agreements as listed above;

6.   Borrow money, except from banks for temporary purposes and then in an amount not in excess of 33-1/3% of total assets. This borrowing power is reserved to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not included for investment purposes;

7.   Pledge more than 15% of its assets and then only to secure temporary borrowings from banks;

8.   Sell securities short;

9.   Invest in puts, calls, straddles, spreads or any combination thereof;

10.  Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate, or commodities;

11.  Engage in the underwriting of securities issued by others.

Notwithstanding Investment Restriction #9, the fund may invest in securities with put and call features.

NONFUNDAMENTAL POLICIES -- The following policies are nonfundamental and may be changed by the Board of Trustees without shareholder approval.

For purposes of Investment Restriction #1, CMTA currently invests only in high quality obligations in accordance with rule 2a-7 under the 1940 Act, as described in the prospectus. (CMTA will notify shareholders 180 days in advance in the event it no longer is required to adhere to rule 2a-7 and it intends to stop relying on the rule.)

For purposes of Investment Restriction #2, the fund may invest more than 5% of its total assets in the securities of any one issuer only to the extent allowed under rule 2a-7 of the 1940 Act.

For purposes of Investment Restriction #3, CMTA will not invest 25% or more of total assets in the securities of issuers in the same industry. Additionally, for purposes of Investment Restriction #3, the investment adviser currently interprets the term "commercial banks" to mean domestic branches of U.S. banks.

CMTA may not issue senior securities, except as permitted by the 1940 Act.

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections
12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

                          Money Market Funds -- Page 9

THE U.S. TREASURY MONEY FUND OF AMERICA

CTRS may not:
         ---

 1.  Purchase any security (other than securities issued or guaranteed by the
U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment (a) with respect to 75% of CTRS' total assets, more than 5% of CTRS' total assets would be invested in securities of the issuer, or (b) CTRS would hold more than 10% of any class of securities or of the total securities of the issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

 2.  Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, CTRS may invest in securities secured by real estate or interests therein;

 3.  Acquire securities for which there is no readily available market or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of CTRS' total assets;

 4.  Make loans to others, except by the purchase of debt securities, entering into repurchase agreements or making loans of portfolio securities;

 5.  Sell securities short;

 6.  Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales of securities;

 7.  Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of CTRS' total assets, excluding the amount borrowed.
This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes. In the event that the asset coverage for CTRS' borrowings falls below 300%, CTRS will reduce within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage, and except that CTRS may enter into reverse repurchase agreements, provided that reverse repurchase agreements and any other transactions constituting borrowing by CTRS may not exceed one-third of CTRS'
total assets;

 8.  Mortgage, pledge, or hypothecate its assets, except in an amount up to 5%
of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

 9.  Underwrite any issue of securities, except to the extent that the purchase of securities directly from the issuer in accordance with CTRS' investment objective, policies and restrictions, and later resale, may be deemed to be an underwriting;

10.  Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

11.  Buy or sell commodities or commodity contracts (including futures contracts) or oil, gas or other mineral exploration or development programs;

                         Money Market Funds -- Page 10

12.   Write, purchase or sell puts, calls, straddles, spreads or any combination thereof, except that this shall not prevent the purchase of securities which have "put" or "stand-by commitment" features;

13.  Purchase or retain the securities of any issuer, if, to the knowledge of
CTRS, those individual officers and Board members of CTRS, its Investment
Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1%
of the securities of such issuer, together own more than 5% of the securities of such issuer;

14.  Invest more than 5% of the value of CTRS' total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors;

15.  Invest 25% or more of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% or more limitation on industry concentration. In addition, CTRS may, if deemed advisable, invest 25% or more of its assets in the obligations of commercial banks.

Notwithstanding Investment Restriction #10, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange
Commission.

NONFUNDAMENTAL POLICIES -- The following policies are nonfundamental and may be changed by the Board of Trustees without shareholder approval.

For purposes of Investment Restriction #11, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.

For purposes of Investment Restriction #14, the fund may invest more than 5% of its total assets in the securities of any one issuer only to the extent allowed under rule 2a-7 of the 1940 Act.

For purposes of Investment Restriction #15, the investment adviser currently interprets the term "commercial banks" to mean domestic branches of U.S. banks.
Finally, CTRS will not invest more than 5% of its net assets valued at market at the time of purchase, in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or the
American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction.

CTRS may not issue senior securities, except as permitted by the 1940 Act.

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections
12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

                         Money Market Funds -- Page 11

THE TAX-EXEMPT MONEY FUND OF AMERICA

CTEX may not:
         ---

 1.  Purchase any security (other than securities issued or guaranteed by the
U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment (a) with respect to 75% of CTEX's total assets, more than 5% of CTEX's total assets would be invested in securities of the issuer, or (b) CTEX would hold more than 10% of any class of securities or of the total securities of the issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

 2.  Enter into any repurchase agreement if, as a result, more than 10% of the value of CTEX's total assets would be subject to repurchase agreements maturing in more than seven days;

 3.  Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, CTEX may invest in securities secured by real estate or interests therein;

 4.  Acquire securities subject to restrictions on disposition or securities for which there is no readily available market (including securities of foreign issuers not listed on any recognized foreign or domestic exchange), or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of CTEX's total assets;

 5.  Make loans to others, except for the purchase of debt securities, entering into repurchase agreements or making loans of portfolio securities;

 6.  Sell securities short, except to the extent that CTEX contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

 7.  Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales of securities;

 8.  Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of CTEX's total assets, excluding the amount borrowed.
This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes. In the event that the asset coverage for CTEX's borrowings falls below 300%, CTEX will reduce within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

 9.  Mortgage, pledge, or hypothecate its assets, except in an amount up to 5%
of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

10.  Underwrite any issue of securities, except to the extent that the purchase of municipal securities directly from the issuer in accordance with CTEX's investment objective, policies and restrictions, and later resale, may be deemed to be an underwriting;

11.  Invest in companies for the purpose of exercising control or management;

                         Money Market Funds -- Page 12

12.  Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

13.  Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

14.  Write, purchase or sell puts, calls, straddles, spreads or any combination thereof, except that this shall not prevent the purchase of municipal securities which have "put" or "stand-by commitment" features;

15.  Purchase or retain the securities of any issuer, if, to the knowledge of
CTEX, those individual officers and Board members of CTEX, its Investment
Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1%
of the securities of such issuer, together own more than 5% of the securities of such issuer;

16.  Invest more than 5% of the value of CTEX's total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors;

17.  Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry.

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax, or will invest its assets so that at least
80% of the income that the fund distributes is exempt from federal income tax.

For purposes of Investment Restriction #2, the fund will not enter into any repurchase agreement if, as a result, more than 10% of net assets would be subject to repurchase agreements maturing in more than seven days.

For the purpose of CTEX's investment restrictions, the identification of the
"issuer" of municipal securities that are not general obligation securities is made by the Investment Adviser on the basis of the characteristics of the securities as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such securities. For purposes of investment restriction #13 the term "commodities contract" includes futures contracts.

Notwithstanding Investment Restriction #12, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange
Commission.

For purposes of Investment Restriction #16, the fund may invest more than 5% of its total assets in the securities of any one issuer only to the extent allowed under rule 2a-7 of the 1940 Act.

                         Money Market Funds -- Page 13

NONFUNDAMENTAL POLICIES -- The following policies are nonfundamental and may be changed by the Board of Trustees without shareholder approval.

CTEX may not invest 25% or more of its assets in municipal securities the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects.

CTEX may invest no more than an aggregate of 20% of its total assets in industrial development securities. There could be economic, business or political developments which might affect all municipal securities of a similar category or type or issued by issuers within any particular geographical area or jurisdiction.

CTEX may not issue senior securities, except as permitted by the 1940 Act.

Finally, CTEX will not invest more than 5% of its net assets valued at market at the time of purchase, in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or the
American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction.

                         Money Market Funds -- Page 14

                            MANAGEMENT OF THE FUNDS

BOARDS OF TRUSTEES AND OFFICERS

"INDEPENDENT" TRUSTEES/1/

 NAME, AGE AND                                                 NUMBER OF
 POSITION WITH FUND                                          PORTFOLIOS/3/
 (YEAR FIRST ELECTED            PRINCIPAL OCCUPATION(S)        OVERSEEN        OTHER DIRECTORSHIPS/4/ HELD
 AS A TRUSTEE/2/)                DURING PAST FIVE YEARS       BY TRUSTEE               BY TRUSTEE
-------------------------------------------------------------------------------------------------------------

 Ambassador Richard G.        Corporate director and              15         Carnival Corporation
 Capen, Jr.,  73              author; former U.S.
 Trustee (1999)               Ambassador to Spain; former
                              Vice Chairman,
                              Knight-Ridder, Inc.
                              (communications company);
                              former Chairman and
                              Publisher, The Miami Herald

-------------------------------------------------------------------------------------------------------------
 H. Frederick Christie,       Private investor; former            21         AECOM Technology Corporation;
  74                          President and CEO, The                         Ducommun Incorporated;
 Trustee (CMTA-1976;          Mission Group (non-utility                     IHOP Corporation;
 CTRS-1991; CTEX-1989)        holding company, subsidiary                    Southwest Water Company
                              of Southern California
                              Edison Company)
-------------------------------------------------------------------------------------------------------------
 James G. Ellis, 60           Dean and Professor of               12         Genius Products
 Trustee (CMTA - 2006;        Marketing, University of
 CTRS - 2006)                 Southern California
-------------------------------------------------------------------------------------------------------------
 Martin Fenton, 72            Chairman of the Board,              18         None
 Chairman of the Boards       Senior Resource Group LLC
 (Independent and             (development and management
 Non-Executive)               of senior living
 (CMTA-1989; CTRS-1991;       communities)
 CTEX-1989)
-------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 61        President and CEO, Fuller           16         None
 Trustee (CMTA-1994;          Consulting (financial
 CTRS-1994; CTEX-1995)        management consulting firm)

-------------------------------------------------------------------------------------------------------------
 R. Clark Hooper, 61          Private investor; former            18         JPMorgan Value Opportunities
 Trustee (2005)               President, Dumbarton Group                     Fund; The Swiss Helvetia Fund
                              LLC (securities industry                       Inc.
                              consulting); former
                              Executive Vice President -
                              Policy and Oversight, NASD

-------------------------------------------------------------------------------------------------------------
 Richard G. Newman,/5/ 73     Chairman of the Board, AECOM        14         Sempra Energy;
 Trustee (1991)               Technology Corporation                         Southwest Water Company
                              (engineering, consulting and
                              professional technical
                              services)
-------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez, 64         Principal, The Sanchez              13         None
 Trustee (1999)               Family Corporation dba
                              McDonald's Restaurants
                              (McDonald's licensee)
-------------------------------------------------------------------------------------------------------------
 Steadman Upham, Ph.D., 58    President and Professor of          14         None
 Trustee (CMTA - 2007;        Anthropology, The University
 CTRS - 2007)                 of Tulsa; former President
                              and Professor of
                              Archaeology, Claremont
                              Graduate University
-------------------------------------------------------------------------------------------------------------

                         Money Market Funds -- Page 15

"INTERESTED" TRUSTEES/6,7/

                                PRINCIPAL OCCUPATION(S)
                                DURING PAST FIVE YEARS
 NAME, AGE AND                       AND POSITIONS             NUMBER OF
 POSITION WITH FUND          HELD WITH AFFILIATED ENTITIES   PORTFOLIOS/3/
 (YEAR FIRST ELECTED         OR THE PRINCIPAL UNDERWRITER      OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 AS A TRUSTEE/OFFICER/2/)            OF THE FUNDS             BY TRUSTEE        BY TRUSTEE OR OFFICER
---------------------------------------------------------------------------------------------------------

 Paul G. Haaga, Jr., 58      Vice Chairman of the Board,          14         None
 Vice Chairman of the        Capital Research and
 Boards (CMTA-1985;          Management Company; Senior
 CTRS-1990; CTEX-1992)       Vice President - Fixed
                             Income, Capital Research and
                             Management Company; Director,
                             The Capital Group Companies,
                             Inc.*
---------------------------------------------------------------------------------------------------------
 Abner D. Goldstine, 77      Senior Vice President - Fixed        13         None
 President                   Income, Capital Research and
 and Trustee (CMTA-1976;     Management Company; Director,
 CTRS-1991; CTEX-1989)       Capital Research and
                             Management Company
---------------------------------------------------------------------------------------------------------

OTHER OFFICERS/7/

 NAME, AGE AND
 POSITION WITH FUND         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED          AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AS AN OFFICER/2/)             OR THE PRINCIPAL UNDERWRITER OF THE FUNDS
-------------------------------------------------------------------------------

 Teresa S. Cook, 55      Senior Vice President - Fixed Income, Capital
 Senior Vice             Research and Management Company
 President
 (CMTA and CTRS)
 (1991)
-------------------------------------------------------------------------------
 Neil L. Langberg, 54    Senior Vice President - Fixed Income, Capital
 Senior Vice             Research and Management Company
 President (CTEX)
 (1989)
-------------------------------------------------------------------------------
 Kristine M.             Vice President and Senior Counsel - Fund Business
 Nishiyama, 37           Management Group, Capital Research and Management
 Vice President          Company; Vice President and Counsel, Capital Bank and
 (2003)                  Trust Company*
-------------------------------------------------------------------------------
 Karen F. Hall, 42       Vice President - Fixed Income, Capital Research and
 Assistant               Management Company
 Vice President
 (CMTA and CTRS)
 (1999)
-------------------------------------------------------------------------------
 Kimberly S. Verdick,    Vice President - Fund Business Management Group,
 43                      Capital Research and Management Company
 Secretary (1994)
-------------------------------------------------------------------------------
 Ari M. Vinocor, 33      Vice President - Fund Business Management Group,
 Treasurer (2005)        Capital Research and Management Company
-------------------------------------------------------------------------------
 Courtney R. Taylor,     Assistant Vice President - Fund Business Management
 32                      Group, Capital Research and Management Company
 Assistant Secretary
 (2006)
-------------------------------------------------------------------------------
 Sharon G. Moseley,      Vice President - Fund Business Management Group,
 39                      Capital Research and Management Company
 Assistant Treasurer
 (2007)
-------------------------------------------------------------------------------

                         Money Market Funds -- Page 16

* Company affiliated with Capital Research and Management Company.
1 The term "independent" trustee refers to a trustee who is not an "interested person" of the funds within the meaning of the 1940 Act.
2 Trustees and officers of the funds serve until their resignation, removal or retirement.
3 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 15 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
 which is composed of nine funds and is available to investors in tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.
5 The investment adviser and its affiliates use a subsidiary of AECOM, Inc. to perform architectural and space management services. The investment adviser's business relationship with the subsidiary preceded its acquisition by AECOM in
 1994. The total fees relating to this engagement for the last two years represent less than 0.1% of AECOM, Inc.'s 2006 gross revenues.
6 "Interested persons" of the funds within the meaning of the 1940 Act, on the basis of their affiliation with the funds' investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
7 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUNDS IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                         Money Market Funds -- Page 17

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2006

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                  SHARES OWNED                BY TRUSTEE
-------------------------------------------------------------------------------

 "INDEPENDENT" TRUSTEES
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.     CMTA:   Over $100,000           Over $100,000
                                 CTRS: None
                                 CTEX: None
-------------------------------------------------------------------------------
 H. Frederick Christie       CMTA: Over $100,000           Over $100,000
                                 CTRS: None
                                 CTEX: None
-------------------------------------------------------------------------------
 James G. Ellis/2/                  None                       None
-------------------------------------------------------------------------------
 Martin Fenton             CMTA: $10,001- $50,000          Over $100,000
                          CTRS: $10,001 - $50,000
                          CTEX: $50,001 - $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller           CMTA: $1 - $10,000          $50,001 - $100,000
                                 CTRS: None
                                 CTEX: None
-------------------------------------------------------------------------------
 R. Clark Hooper                    None                $50,001 - $100,000
-------------------------------------------------------------------------------
 Richard G. Newman           CMTA: $1 - $10,000            Over $100,000
                             CTRS: $1 - $10,000
                             CTEX: $1 - $10,000
-------------------------------------------------------------------------------
 Frank M. Sanchez            CMTA: $1 - $10,000          $10,001 - $50,000
                             CTRS: $1 - $10,000
                             CTEX: $1 - $10,000
-------------------------------------------------------------------------------
 Steadham Upham/3/                  None                   Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Abner D. Goldstine          CMTA: Over $100,000           Over $100,000
                            CTRS: Over $100,000
                          CTEX: $10,001 - $50,000
-------------------------------------------------------------------------------
 Paul G. Haaga, Jr.          CMTA: Over $100,000           Over $100,000
                          CTRS: $50,001 - $100,000
                                 CTEX: None
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" trustees include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.
2 Mr. Ellis was appointed as a trustee on December 12, 2006. The aggregate dollar range of shares owned by Mr. Ellis in all funds in the American Funds family on September 30, 2007 was $10,001 - $50,000.
3 Dr. Upham was appointed as a trustee on August 9, 2007.

                         Money Market Funds -- Page 18

TRUSTEE COMPENSATION -- No compensation is paid by the funds to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The fund typically pays each independent trustee an annual fee, which ranges from $6,500 to $13,510 for CMTA, $1,500 to $2,480 for CTRS and
$1,500 to $2,480 for CTEX, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the funds generally pay independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The funds and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.
Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the funds. The funds also reimburse certain expenses of the independent trustees.

TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED SEPTEMBER 30, 2007

                                                                                                             TOTAL COMPENSATION
                                                                              AGGREGATE COMPENSATION             (INCLUDING
                                                                              (INCLUDING VOLUNTARILY        VOLUNTARILY DEFERRED
                                                                             DEFERRED COMPENSATION/1/)        COMPENSATION/1/)
                                   NAME                                           FROM THE FUNDS         FROM ALL FUNDS MANAGED BY
--------------------------------------------------------------------------------------------------------    CAPITAL RESEARCH AND
                                                                                                                 MANAGEMENT
                                                                                                        COMPANY OR ITS AFFILIATES/2/
                                                                                                        ----------------------------

 Richard G. Capen, Jr./3/                                                          $14,008 CMTA                   $203,587
                                                                                     5,621 CTRS
                                                                                     5,620 CTEX
------------------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie                                                              11,585 CMTA                    418,760
                                                                                     6,505 CTRS
                                                                                     6,504 CTEX
------------------------------------------------------------------------------------------------------------------------------------
 James G. Ellis/4/                                                                  12,597 CMTA                     96,984
                                                                                     3,804 CTRS
------------------------------------------------------------------------------------------------------------------------------------
 Martin Fenton/3/                                                                   11,510 CMTA                    381,616
                                                                                     6,429 CTRS
                                                                                     6,428 CTEX
------------------------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller                                                                  13,561 CMTA                    308,089
                                                                                     5,521 CTRS
                                                                                     5,520 CTEX
------------------------------------------------------------------------------------------------------------------------------------
 R. Clark Hooper                                                                    13,618 CMTA                    306,257
                                                                                     5,577 CTRS
                                                                                     5,576 CTEX
------------------------------------------------------------------------------------------------------------------------------------
 Richard G. Newman                                                                  12,774 CMTA                    217,175
                                                                                     4,388 CTRS
                                                                                     4,387 CTEX
------------------------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez                                                                   14,618 CMTA                    120,860
                                                                                     4,718 CTRS
                                                                                     4,699 CTEX
------------------------------------------------------------------------------------------------------------------------------------
 Steadman Upham/3,5/                                                                 1,363 CMTA                    135,193
                                                                                       578 CTRS
------------------------------------------------------------------------------------------------------------------------------------

                         Money Market Funds -- Page 19

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the funds in 1993/1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more
 American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended September 30, 2007 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 15 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
 which is composed of nine funds and is available to investors in tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
3 Since the deferred compensation plans' adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through the 2007 fiscal year for participating trustees is as follows: Richard G. Capen ($21,322
 - CMTA; $10,411 - CTRS and $10,218 - CTEX), Martin Fenton ($24,974 - CMTA;
 $9,758 - CTRS and $8,837 - CTEX) and Steadman Upham ($1,367 - CMTA and $579 -
 CTRS). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the funds until paid to the trustees.
4 Mr. Ellis was appointed as a trustee on December 12, 2006.
5 Dr. Upham was appointed as a trustee on August 9, 2007.

As of November 1, 2007, the officers and trustees of each fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

Each fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust (CMTA on March 1, 1976, CTRS on December 19,
1990 and CTEX on December 5, 1988).

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The funds have several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund's rule 18f-3 Plan.
Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account

                         Money Market Funds -- Page 20

owners invested in Class 529 shares are not shareholders of CMTA and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of CMTA's Class 529 shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to CMTA's
Class 529 shares.

The funds do not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the funds will hold a meeting at which any member of the board could be removed by a majority vote.

The fund's declaration of trust and by-laws as well as separate indemnification agreements that the funds has entered into with independent trustees provide in effect that, subject to certain conditions, the funds will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where each fund was organized, and California, where each fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations.
The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the funds and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the funds or trustees. The
Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of each fund and also provides for each fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the trustees, officers, employees or agents of each fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF TRUSTEES -- The funds have an audit committee comprised of Richard G. Capen, Jr.; H. Frederick Christie; Leonard R. Fuller; R.
Clark Hooper; and Steadman Upham (not on committee with respect to CTEX), none of whom is an "interested person" of the funds within the meaning of the 1940
Act. The committee provides oversight regarding the funds' accounting and financial reporting policies and practices, their internal controls and the internal controls of the funds' principal service providers. The committee acts as a liaison between the funds' independent registered public accounting firm and the full board of trustees. Four audit committee meetings were held during the 2007 fiscal year.

The funds have a contracts committee comprised of Richard G. Capen, Jr.; H.
Frederick Christie; James G. Ellis (not on the committee with respect to CTEX);
Martin Fenton; Leonard R. Fuller; R. Clark Hooper; Richard G. Newman; Frank M.
Sanchez; and Steadman Upham (not on committee

                         Money Market Funds -- Page 21

with respect to CTEX), none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the funds and their investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service
Agreement, Principal Underwriting Agreement, Administrative Services Agreement
and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the funds may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. One contracts committee meeting was held during the 2007 fiscal year.

The funds have a nominating and governance committee comprised of Richard G.
Capen, Jr.; H. Frederick Christie; James G. Ellis (not on the committee with respect to CTEX); Martin Fenton; Leonard R. Fuller; R. Clark Hooper; Richard G.
Newman; Frank M. Sanchez; and Steadman Upham (not on committee with respect to
CTEX), none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees.
The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the funds, addressed to the funds' secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee.
Three nominating and governance committee meetings were held during the 2007 fiscal year.

PROXY VOTING PROCEDURES AND GUIDELINES -- The funds and their investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the funds, other American Funds, Endowments and
American Funds Insurance Series. Certain American Funds have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds (including the fund) are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more research analysts in that investment division familiar with the company and industry. A second recommendation is made by a proxy coordinator (a senior investment professional) within the appropriate investment division based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances,

                         Money Market Funds -- Page 22

proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website at americanfunds.com and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.
PRINCIPAL FUND SHAREHOLDERS -- The following tables identify those investors who own of record or are known by the funds to own beneficially 5% or more of any class of their shares as of the

                         Money Market Funds -- Page 23

opening of business on November 1, 2007. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

THE CASH MANAGEMENT TRUST

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Edward D. Jones & Co.                               Class B         6.94%
 Maryland Heights, MO
----------------------------------------------------------------------------
 Citigroup Global Markets, Inc.                      Class C         9.40
 New York, NY
----------------------------------------------------------------------------
 Capital District Supply Co. Inc.                    Class R-1       5.04
 Pittsburgh, PA
----------------------------------------------------------------------------
 Capital Group Companies                             Class R-5      28.99
 Los Angeles, CA
----------------------------------------------------------------------------
 HFA                                                 Class R-5      11.82
 Minneapolis, MN
----------------------------------------------------------------------------
 Capital Guardian Trust Company                      Class R-5       5.76
 Irvine, CA
----------------------------------------------------------------------------

THE U.S. TREASURY MONEY FUND OF AMERICA

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 The Hildenbrand Family Trust                        Class A         6.64%
 Corona Del Mar, CA
----------------------------------------------------------------------------
 Terrell B. Jones Defined Benefit Plan               Class R-1      23.61
 Zephyr Cover, NV
----------------------------------------------------------------------------
 Fleming and Co. Inc.                                Class R-1      12.16
 Pittsburgh, PA
----------------------------------------------------------------------------
 CW Purpero Inc.                                     Class R-1      11.28
 Milwaukee, WI
----------------------------------------------------------------------------
 Dr. William Barker DDS                              Class R-1       9.58
 Milwaukee, WI
----------------------------------------------------------------------------
 Warren Walker School Inc.                           Class R-1        5.0
 San Diego, CA
----------------------------------------------------------------------------
 Tressler & Soderstrom & Maloney & Priess            Class R-4      14.36
 Denver, CO
----------------------------------------------------------------------------
 Updike Kelly & Spellacy                             Class R-4       9.79
 Bloomfield, CT
----------------------------------------------------------------------------
 First National Bank of Lacon                        Class R-4       7.83
 Dunlap, IL
----------------------------------------------------------------------------
 Empower Federal Credit Union                        Class R-4       5.06
 Englewood, CO
----------------------------------------------------------------------------
 Capital Guardian Trust Company                      Class R-5      55.48
 Irvine, CA
----------------------------------------------------------------------------
 Capital Group Companies                             Class R-5      18.47
 Los Angeles, CA
----------------------------------------------------------------------------
 Law Bulletin Publishing Co.                         Class R-5      14.95
 Chicago, IL
----------------------------------------------------------------------------
 HFA                                                 Class R-5       6.39
 Minneapolis, MN
----------------------------------------------------------------------------

                         Money Market Funds -- Page 24

THE TAX-EXEMPT MONEY FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Capital Guardian Trust Company                      Class R-5      36.20%
 Irvine, CA
----------------------------------------------------------------------------
 Capital Guardian Trust Company                      Class R-5      13.27
 Irvine, CA
----------------------------------------------------------------------------
 Capital Guardian Trust Company                      Class R-5       6.06
 Irvine, CA
----------------------------------------------------------------------------
 Capital Guardian Trust Company                      Class R-5       5.02
 Irvine, CA
----------------------------------------------------------------------------

INVESTMENT ADVISER -- Capital Research and Management Company, the funds'
investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make investment and proxy voting decisions on an independent basis.

INVESTMENT ADVISORY AND SERVICE AGREEMENTS -- Each fund has an Investment
Advisory and Service Agreement (the "Agreement") with the investment adviser which provides that the investment adviser shall determine which securities shall be purchased or sold by each fund and provides certain services to each fund.

The CMTA Agreement will continue in effect until May 31, 2008, unless sooner terminated. The CTRS Agreement will continue in effect until October 31, 2008, unless sooner terminated, and the CTEX Agreement will continue in effect until
October 31, 2008, unless sooner terminated. Each Agreement may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a

                         Money Market Funds -- Page 25

majority (as defined in the 1940 Act) of the outstanding voting securities of such fund, and (b) the vote of a majority of trustees who are not parties to the
Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.
The Agreement provides that the investment adviser has no liability to the funds for its acts or omissions in the performance of its obligations to the funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the funds' executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the funds' offices. The funds pay all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to their shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to independent trustees; association dues;
costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data.

Capital Research and Management Company manages the investment portfolios and business affairs of the funds and receives an annual fee from each fund as follows:

     CMTA: 0.32% on the first $1 billion of average daily net assets; plus 0.29%
     on average daily net assets between $1 billion and $2 billion; plus 0.27%
     on average daily net assets in excess of $2 billion;

     CTRS: 0.30% on the first $800 million of average net assets; plus 0.285% on average daily net assets in excess of $800 million;

     CTEX: 0.39% on the first $200 million of average net assets; plus 0.37% on average daily net assets between $200 million and $600 million; plus 0.33%
     on the portion of average daily net assets between $600 million and $1.2 billion; plus 0.29% on average daily net assets in excess of $1.2 billion.
CMTA. For the fiscal years ended September 30, 2007, 2006 and 2005, the
----
investment adviser was entitled to receive from the fund management fees of
$34,887,000, $27,644,000, and $24,653,000, respectively. After giving effect to the management fee reimbursement and waiver described below, the fund paid the investment adviser management fees of $31,398,000 (a reduction of $3,489,000)
and $24,880,000 (a reduction of $2,764,000) for the fiscal years ended September
30, 2007 and 2006, respectively. There were no management fees reimbursed or waived during the fiscal year ended September 30, 2005.

The Agreement provides that the investment adviser will reimburse CMTA for any expenses with respect to Class A shares that are incurred by the fund in any fiscal year, exclusive of interest, taxes, brokerage costs and extraordinary items such as litigation and acquisitions, to the extent

                         Money Market Funds -- Page 26

such expenses exceed the lesser of 25% of gross income for the preceding year or the sum of (a) 1-1/2% of the average daily net assets of the preceding year up to and including $30 million, and (b) 1% of any excess of average daily net assets of the preceding year over $30 million. To the extent CMTA's Class A share expenses exceed these limits, the investment adviser will reduce the management fees similarly for all classes of shares and/or reimburse other Class
A expenses. For the fiscal year ended September 30, 2005, reimbursements made by the investment adviser totaled $2,183,000; however, such reimbursements did not impact the amount of the management fee paid during the fiscal year ended
September 30, 2005.

Beginning October 1, 2005, the investment adviser agreed to waive 10% of the management fees that it was otherwise entitled to receive under the Agreement.
As a result of this waiver, management fees are reduced similarly for all classes of shares of the fund.

CTRS. For the fiscal years ended September 30, 2007, 2006 and 2005, the
----
investment adviser was entitled to receive from the fund management fees of
$1,961,000, $1,673,000 and $1,630,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of $1,765,000 (a reduction of $196,000), $1,506,000 (a reduction of $167,000) and $1,508,000 (a reduction of $122,000) for the fiscal years ended
September 30, 2007, 2006 and 2005, respectively.For the period from September 1,
2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement.
Beginning April 1, 2005, this waiver increased to 10% of the management fees that it is otherwise entitled to receive. As a result of these waivers, management fees are reduced similarly for all classes of shares of the fund.

CTEX. For the fiscal years ended September 30, 2007, 2006 and 2005, the
----
investment adviser was entitled to receive from the fund management fees of
$1,939,000, $1,693,000 and $1,571,000, respectively. After giving effect to the management fee waivers described below, the fund paid the investment adviser management fees of $1,745,000 (a reduction of $194,000), $1,524,000 (a reduction of $169,000) and $1,453,000 (a reduction of $118,000) for the fiscal years ended
September 30, 2007, 2006 and 2005, respectively.For the period from September 1,
2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement.
Beginning April 1, 2005, this waiver increased to 10% of the management fees that it is otherwise entitled to receive. As a result of these waivers, management fees are reduced similarly for all classes of shares of the fund.

For all funds. The investment adviser has agreed that in the event the expenses
-------------
of each fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which such fund's Agreement is in effect, exceed the expense limitations, if any, applicable to such fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse such fund in the amount of such excess.
Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

                         Money Market Funds -- Page 27

ADMINISTRATIVE SERVICES AGREEMENTS -- The Administrative Services Agreements
(the "Administrative Agreements") between CMTA and the investment adviser relating to CMTA's Class C, F, R and 529 shares, between CTRS and the investment adviser relating to CTRS' Class R shares and between CTEX and the investment adviser relating to CTEX's Class R-5 shares will continue in effect until May
31, 2008, October 31, 2008 and October 31, 2008 respectively, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. CMTA,
CTRS and CTEX may terminate the Administrative Agreement at any time by vote of a majority of the independent trustees. The investment adviser has the right to terminate each Administrative Agreement upon 60 days' written notice to CMTA,
CTRS or CTEX, as applicable. Each Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under each Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of CMTA's Class C,
F, R, Class 529 shares, CTRS' Class R shares and CTEX's Class R-5 shares. The investment adviser may contract with third parties, including American Funds
Service Company, CMTA's, CTRS' and CTEX's Transfer Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties providing such services. For CMTA's Class R-1, R-2 and R-3 shares and CTRS' Class R-1 and
R-2 shares, the investment adviser agreed to pay a portion of these fees. For the year ended September 30, 2007, the total fees paid by the investment adviser were $564,000 and $31,000, respectively.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for CMTA's Class C, F and
529 shares and CMTA's and CTRS' Class R shares (excluding Class R-5 shares) for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the applicable fund. Of the remainder, the investment adviser will not retain more than 0.05% of the average daily net assets for each applicable share class.
For CMTA's, CTRS' and CTEX's Class R-5 shares, the administrative services fee is calculated at the annual rate of up to 0.10% of the average daily net assets.
The administrative services fee includes compensation for transfer agent and shareholder services provided to the funds' applicable share classes. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule contained in a Shareholder Services Agreement between each fund and American
Funds Service Company.

                         Money Market Funds -- Page 28

During the 2007 fiscal period, administrative services fees, gross of any payments made by the investment adviser, were:

---------------------------------------------------------------------------
                                                                    ADMINISTRATIVE
                                                                              SERVICES FEE

                      CMTA                                CLASS C              $222,000
                                                          CLASS F                55,000
                                                        CLASS 529-A             330,000
                                                        CLASS 529-B              10,000
                                                        CLASS 529-C              33,000
                                                        CLASS 529-E              21,000
                                                        CLASS 529-F              12,000
                                                         CLASS R-1               56,000
                                                         CLASS R-2            3,390,000
                                                         CLASS R-3            1,435,000
                                                         CLASS R-4              365,000
                                                         CLASS R-5              179,000
---------------------------------------------------------------------------
                      CTRS                               CLASS R-1                4,000
                                                         CLASS R-2              188,000
                                                         CLASS R-3               76,000
                                                         CLASS R-4               16,000
                                                         CLASS R-5               13,000
                                                  -------------------------
                      CTEX                               CLASS R-5               42,000
---------------------------------------------------------------------------

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds Distributors,
Inc. (the "Principal Underwriter") is the principal underwriter of each fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los
Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman
Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard,
Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues relating to sales of the funds'
shares, as follows:

     .    For Class B and 529-B shares of CMTA, the Principal Underwriter sells its rights to the 0.75% distribution-related portion of the 12b-1 fees paid by CMTA, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensates investment dealers for sales of Class B and 529-B shares of CMTA out of the proceeds of this sale and keeps any amounts remaining after this compensation is paid.

                         Money Market Funds -- Page 29

     .    For Class C and 529-C shares of CMTA, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, CMTA reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisers upon the sale of Class B, 529-B,
C and 529-C shares of CMTA. CMTA also reimburses the Principal Underwriter for service fees (and, in the case of 529-E shares, commissions) paid on a quarterly basis to qualified dealers and advisers in connection with investments in its
Class F, 529-F and 529-E shares. CMTA and CTRS reimburse the Principal
Underwriter for services fees paid on a quarterly basis to qualified dealers and advisers in connection with investments in their R-1, R-2, R-3 and R-4 shares respectively.

Service fees received by the Principal Underwriter on sales of CMTA were:

                                FISCAL YEAR           SERVICE FEES RECEIVED
------------------------------------------------------------------------------

 CLASS B                            2007                     $  6,000
                                    2006                        8,000
                                    2005                        7,000
------------------------------------------------------------------------------
 CLASS C                            2007                      330,000
                                    2006                      345,000
                                    2005                      179,000
------------------------------------------------------------------------------
 CLASS 529-B                        2007                          255
                                    2006                          225
                                    2005                            -
------------------------------------------------------------------------------
 CLASS 529-C                        2007                       12,000
                                    2006                       12,000
                                    2005                        5,000
------------------------------------------------------------------------------

No compensation was paid to dealers.

Plans of distribution -- Each fund has adopted plans of distribution (the
"Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the funds to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the funds has not adopted a Plan for Class R-5, no 12b-1 fees are paid from Class R-5 share assets and the following disclosure is not applicable to Class R-5.

Payments under the Plans may be made for service-related and/or distribution-related expenses.  Service-related expenses include paying service fees to qualified dealers.  Distribution-related expenses include commissions paid to qualified dealers.  The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the funds average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the fund."  Further information regarding the amounts available under each Plan is in the "Plans of
Distribution" section of the prospectus.

                         Money Market Funds -- Page 30

Following is a brief description of the Plans:

     CLASS A AND 529-A -- For Class A shares and 529-A shares (CMTA only), up to
     0.15% of that fund's average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses.  The funds may annually expend up to 0.15% for Class A shares and
     CMTA may expend up to 0.50% for Class 529-A shares under the applicable
     Plan.

     CLASS B AND 529-B -- The Plans for Class B and 529-B shares (CMTA only)
     provide for payments to the Principal Underwriter of up to 0.15% of CMTA's
     average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

     OTHER SHARE CLASSES (CLASS C, 529-C, F, 529-F AND 529-E (CMTA ONLY), AND
     R-1, R-2, R-3 AND R-4 (CMTA AND CTRS ONLY)) --The Plans for each of the other share classes that have adopted Plans provide for payments to the
     Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of that fund's average daily net assets attributable to such shares:

                                 SERVICE-RELATED  DISTRIBUTION-RELATED    TOTAL ALLOWABLE
              SHARE CLASS          PAYMENTS/1/        PAYMENTS/1/        UNDER THE PLANS/2/
         -----------------------------------------------------------------------------------

          Class C                     0.25%              0.75%                 1.00%
         -----------------------------------------------------------------------------------
          Class 529-C                 0.25               0.75                  1.00
         -----------------------------------------------------------------------------------
          Class F                     0.25                 --                  0.50
         -----------------------------------------------------------------------------------
          Class 529-F                 0.25                 --                  0.50
         -----------------------------------------------------------------------------------
          Class 529-E                 0.25               0.25                  0.75
         -----------------------------------------------------------------------------------
          Class R-1                   0.25               0.75                  1.00
         -----------------------------------------------------------------------------------
          Class R-2                   0.25               0.50                  1.00
         -----------------------------------------------------------------------------------
          Class R-3                   0.25               0.25                  0.75
         -----------------------------------------------------------------------------------
          Class R-4                   0.25                 --                  0.50
         -----------------------------------------------------------------------------------

     1 Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.
     2 The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.

During the 2007 fiscal year, total 12b-1 expenses and the portion of the expense that remained unpaid, were:

                                      12B-1 EXPENSES            12B-1 UNPAID LIABILITY
-------------------------------          ACCRUED                     OUTSTANDING
                               ------------------------------------------------------------

           CLASS A              $7,704,000        CMTA         $927,000          CMTA
                                   515,000        CTRS           57,000          CTRS
                                   229,000        CTEX           36,000          CTEX
-------------------------------------------------------------------------------------------
           CLASS B               1,472,000        CMTA          164,000          CMTA
-------------------------------------------------------------------------------------------
           CLASS C               1,413,000        CMTA          190,000          CMTA
-------------------------------------------------------------------------------------------
           CLASS F                  65,000        CMTA           10,000          CMTA
-------------------------------------------------------------------------------------------
         CLASS 529-A               217,000        CMTA           23,000          CMTA
-------------------------------------------------------------------------------------------
         CLASS 529-B                60,000        CMTA            8,000          CMTA
-------------------------------------------------------------------------------------------
         CLASS 529-C               220,000        CMTA           28,000          CMTA
-------------------------------------------------------------------------------------------
         CLASS 529-E                70,000        CMTA            7,000          CMTA
-------------------------------------------------------------------------------------------
         CLASS 529-F                     0        CMTA                0          CMTA
-------------------------------------------------------------------------------------------
          CLASS R-1                280,000        CMTA           41,000          CMTA
                                    22,000        CTRS            2,000          CTRS
-------------------------------------------------------------------------------------------
          CLASS R-2              5,209,000        CMTA          486,000          CMTA
                                   288,000        CTRS           47,000          CTRS
-------------------------------------------------------------------------------------------
          CLASS R-3              2,644,000        CMTA          321,000          CMTA
                                   156,000        CTRS           21,000          CTRS
-------------------------------------------------------------------------------------------
          CLASS R-4                632,000        CMTA           89,000          CMTA
                                    25,000        CTRS            4,000          CTRS
-------------------------------------------------------------------------------------------

                         Money Market Funds -- Page 31

Approval of the Plans -- As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full boards of trustees and separately by a majority of the independent trustees of the funds who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the funds are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the funds include quality shareholder services, savings to the funds in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the boards of trustees and the Plans must be renewed annually by the boards of trustees.

OTHER COMPENSATION TO DEALERS -- As of January 2007, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     A. G. Edwards & Sons, Inc.
     AIG Advisors Group:
          Advantage Capital Corporation
          AIG Financial Advisors, Inc.
          American General Securities Incorporated
          FSC Securities Corporation
          Royal Alliance Associates, Inc.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.
     Cambridge Investment Research, Inc.

                         Money Market Funds -- Page 32

     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK/Janney Montgomery Group:
          Hornor, Townsend & Kent, Inc.
          Janney Montgomery Scott LLC
     ING Advisors Network Inc.:
          Bancnorth Investment Group, Inc.
          Financial Network Investment Corporation
          Guaranty Brokerage Services, Inc.
          ING Financial Partners, Inc.
          Multi-Financial Securities Corporation
          Primevest Financial Services, Inc.
     InterSecurities/Transamerica:
          InterSecurities, Inc.
          Transamerica Financial Advisors, Inc.
     J.J.B. Hilliard/PNC Bank:
          J.J.B. Hilliard, W.L. Lyons, Inc.
          PNC Bank, National Association
          PNC Brokerage Corp.
          PNC Investments LLC
     Lincoln Financial Advisors Corporation:
          Lincoln Financial Advisors Corporation
          Jefferson Pilot Securities Corporation
     LPL Financial Services:
          Linsco/Private Ledger Corp.
          Uvest Investment Services
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises:
          Metlife Securities Inc.
          Tower Square Securities
          New England Securities
          Walnut Street Securities, Inc.
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley DW Inc.
     National Planning Holdings Inc.:
          Invest Financial Corporation
          Investment Centers of America, Inc.
          National Planning Corporation
          SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC

                         Money Market Funds -- Page 33

     Pacific Select Distributors Inc.:
          Associated Securities Corp.
          Contemporary Financial Solutions, Inc.
          M.L. Stern & Co., LLC
          Mutual Service Corporation
          Sorrento Pacific Financial, LLC
          United Planners' Financial Services of America
          Waterstone Financial Group, Inc.
     Park Avenue Securities LLC
     Princor Financial Services Corporation
     Raymond James Group:
          Raymond James & Associates, Inc.
          Raymond James Financial Services Inc.
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Incorporated
     Securian/C.R.I.:
          CRI Securities, LLC
          Securian Financial Services, Inc.
     Smith Barney
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     First Clearing LLC
     Wells Fargo Investments, L.L.C.

                      EXECUTION OF PORTFOLIO TRANSACTIONS
The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors which involve qualitative judgments when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The funds do not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

                         Money Market Funds -- Page 34

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as setting up meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the funds and other funds and accounts that it advises; however, not all such services will necessarily benefit the funds.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934.
Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the funds and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer. In accordance with its internal brokerage allocation procedure, the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from whom it receives such services. Using its judgment, the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the funds incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less then the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers for its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

                         Money Market Funds -- Page 35

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the funds and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares in the funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds'
portfolio transactions.

No brokerage commissions were paid on portfolio transactions, including investment dealer concessions on underwritings, if applicable, for the fiscal years ended September 30, 2007, 2006 and 2005. With respect to fixed-income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price.

The funds are required to disclose information regarding investments in the securities of their "regular" broker-dealers (or parent companies of their regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from a fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.

At the end of CMTA's most recent fiscal year, CMTA's regular broker-dealers included Citigroup Global Markets Inc. As of CMTA's most recent fiscal year-end,
CMTA held debt securities of Citigroup Inc. in the amount of $29,991,000. At the end of each of CTRS' and CTEX's most recent fiscal year, neither CTRS nor CTEX had investments in securities of its regular broker-dealers.

                         Money Market Funds -- Page 36

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The funds' investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the funds' board of trustees and compliance will be periodically assessed by the board in connection with reporting from the funds' Chief Compliance Officer.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website. The fund's custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the funds as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable.
Third party service providers of the funds receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the funds (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the
American Funds website), such persons may be bound by agreements (including confidentiality agreements) that restrict and limit their use of the information to legitimate business uses only. Neither the funds nor their investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose the funds' portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the funds' investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds' portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website
(other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                         Money Market Funds -- Page 37

                                PRICE OF SHARES

Shares are purchased at the offering price (normally $1.00) or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the funds or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the
Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the funds. For more information about how to purchase through your intermediary, contact your intermediary directly.

Orders received by the investment dealer or authorized designee, the Transfer
Agent, or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the funds, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately
4 p.m. New York time, which is the normal close of trading on the New York Stock
Exchange, each day the Exchange is open. If, for example, the Exchange closes at
1 p.m., the fund's share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and
Christmas Day.

The valuation of each fund's portfolio securities and calculation of its net asset value are based upon the penny-rounding method of pricing pursuant to
Securities and Exchange Commission regulations. Under the Securities and
Exchange Commission regulations permitting the use of the penny-rounding method of pricing, each fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of 13 months or less only (25 months or less in the case of U.S. government securities), and invest only in securities determined by the board of trustees to be of high quality with minimal credit risks. The funds follow standard industry practice by typically reflecting changes in their holdings of portfolio securities on the first business day following a portfolio trade.

1.   All securities with 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. The maturities of variable or floating rate instruments, with the right to resell them at an agreed-upon price to the issuer or dealer, are deemed to be the time remaining until the later of the next interest adjustment date or until they can be resold.

Other securities with more than 60 days remaining to maturity are valued at prices obtained from a pricing service selected by the investment adviser, except that, where such prices are not available or where the Investment Adviser has determined that such prices do not reflect current

                         Money Market Funds -- Page 38

market value, they are valued at the mean between current bid and ask quotations obtained from one or more dealers in such securities. The pricing services base bond prices on, among other things, an evaluation of the yield curve as of approximately 3 p.m. New York time. The funds' investment adviser performs certain checks on these prices prior to calculation of the funds' net asset value.

Where market prices or market quotations are not readily available or are considered unreliable, securities are valued at fair value as determined in good faith by the board of trustees or a committee thereof. The fair value of all other assets is added to the value of securities to arrive at the total assets;

2.   Liabilities, including proper accruals of expense items attributable to particular share classes, are deducted from total assets attributable to such share classes; and

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class. The net asset value of each share will normally remain constant at $1.00.

In case of orders sent directly to a fund or American Funds Service Company, an investment dealer MUST be indicated. Any purchase order may be rejected by the
Principal Underwriter or by the funds.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, each fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of each fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls

                         Money Market Funds -- Page 39

and which are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually distributed by each fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although each fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, each fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS -- Dividends on fund shares will be reinvested in shares of the funds of the same class.  Dividends distributed by the funds to a retirement plan currently are not taxable.

Each fund intends to follow the practice of distributing substantially all of its investment company taxable income.  Investment company taxable income generally includes dividends, interest and net short-term capital gains, less expenses.

DAILY DIVIDENDS -- A dividend from net investment income is declared each day on shares of each fund. This dividend is payable to everyone who was a shareholder at the close of business the previous day. Accordingly, when shares are purchased dividends begin to accrue on the day following receipt by the Transfer
Agent of payment for the shares; when shares are redeemed, the shares are entitled to the dividend declared on the day the redemption request is received by the Transfer Agent. Dividends are automatically reinvested in shares of the same class, on the last business day of the month, at net asset value (without sales charge), unless a shareholder otherwise instructs the Transfer Agent in writing. Shareholders so requesting will be mailed checks in the amount of the accumulated dividends.

Under the penny-rounding method of pricing (see "Purchase of Shares"), each fund rounds its per share net asset value to the nearer cent to maintain a stable net asset value of $1.00 per share. Accordingly its share price ordinarily would not reflect realized or unrealized gains or losses unless such gains or losses were to cause the net asset value to deviate from $1.00 by one half-cent or more.
Pursuant to Securities and Exchange Commission regulations, the Trustees have undertaken, as a particular responsibility within their overall duty of care owed to shareholders, to assure to the extent reasonably practicable that each fund's net asset value per share, rounded to the nearer cent, will not deviate from $1.00. Among the steps that could be taken to maintain the net asset value at $1.00 when realized or unrealized gains or losses approach one half-cent per share would be to reflect all or a portion of such gains or losses in the daily dividends declared. This would cause the amount of the daily dividends to fluctuate and to

                         Money Market Funds -- Page 40

deviate from a fund's net investment income for those days, and could cause the dividend for a particular day to be negative. In that event a fund would offset any such amount against the dividends that had been accrued but not yet paid for that month. Alternatively, each fund has reserved the right to adjust its total number of shares outstanding, if deemed advisable by the Trustees, in order to maintain the net asset value of its shares at $1.00. This would be done either by regarding each shareholder as having contributed to the capital of the fund the number of full and fractional shares that proportionately represents the excess, thereby reducing the number of outstanding shares, or by declaring a stock dividend and increasing the number of outstanding shares. Each shareholder will be deemed to have agreed to such procedure by investing in a fund. Such action would not change a shareholder's pro rata share of net assets, but would reflect the increase or decrease in the value of the shareholder's holdings which resulted from the change in net asset value.

The funds do not ordinarily realize short- or long-term capital gains or losses on sales of securities. If a fund should realize gains or losses, it would distribute to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. Although each fund generally maintains a stable net asset value of $1.00 per share, if the net asset value of shares of a fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would in effect be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes. See also "Purchase of Shares"
below.

STATE TAXES -- Information relating to the percentage of CTEX's income derived from securities issued in a particular state is provided after year end.

Since all of CTRS' dividends are expected to be attributable to income on U.S.
Treasury securities, they are generally exempt from state personal income taxes.
Also, some states do not have personal income taxes. CTRS believes that, as of the date of this publication, neither the District of Columbia nor any state imposes an income tax on dividends attributable to income on U.S. Treasury securities paid by the fund to individuals. However, other taxes may apply to dividends paid by CTRS to individual shareholders. Further, any distributions of capital gains may not be exempt from income taxes. Because tax laws vary from state to state and may change over time, you should consult your tax adviser or state tax authorities regarding the tax status of distributions from CTRS.
Corporate shareholders may be subject to income tax or other types of tax on dividends they receive, even in those states that do not impose an income tax on distributions to individual shareholders of CTRS. Corporate shareholders should therefore seek advice from their tax adviser regarding the tax treatment of distributions from CTRS.

                 CTEX - ADDITIONAL INFORMATION CONCERNING TAXES

The following is only a summary of certain additional federal, state and local tax considerations generally affecting CTEX and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of CTEX or its shareholders, and the discussion here and in the funds' prospectus is not intended as a substitute for careful tax planning. Investors should consult their own tax advisers for additional details as to their particular tax situations.

CTEX is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of CTEX would generally not be suitable for tax-exempt

                         Money Market Funds -- Page 41

institutions or tax-deferred retirement plans (e.g., employer-sponsored plans and IRAs). Such retirement plans would not gain any benefit from the tax-exempt nature of CTEX's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them.

In addition, CTEX may not be an appropriate investment for entities which are
"substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5%
of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partnerships and their partners and S Corporations and their shareholders.

Interest on the municipal securities purchased by CTEX is believed to be free from regular federal income tax based on opinions issued by bond counsel.
However, there is no guarantee that the opinion is correct or that the IRS will agree with the opinion.  In addition, the Code imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply with these limitations, or a determination by the IRS that the securities do not qualify for tax-exempt treatment, could cause the interest on the bonds to become taxable to investors retroactive to the date the bonds were issued. If this were to happen you may need to file an amended tax return.

The percentage of total dividends paid by CTEX with respect to any taxable year which qualify for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders receiving dividends during such year. In order for CTEX to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of CTEX's assets must consist of tax-exempt securities. Not later than 60 days after the close of its taxable year, CTEX will notify each shareholder of the portion of the dividends paid by CTEX to the shareholder with respect to such taxable year which constitutes exempt-interest dividends. Shareholders are required by the Code to report to the federal government all exempt-interest dividends received from the fund. The aggregate amount of dividends so designated cannot, however, exceed the excess of the amount of interest excludable from gross income from tax under
Section 103 of the Code received by CTEX during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.

Interest on indebtedness incurred by a shareholder to purchase or carry CTEX shares is not deductible for federal income tax purposes if CTEX distributes exempt-interest dividends during the shareholder's taxable year. Although CTEX normally maintains a constant net asset value of $1.00 per share, in the event a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, and is sold or exchanged at a loss, such loss will be disallowed to the extent of the amount of such exempt-interest dividend.

                         Money Market Funds -- Page 42

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR 529-F
SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE APPLICABLE PROGRAM
DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY RELATING TO
THESE ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE RETIREMENT PLAN
SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR INFORMATION
REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES
PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR INVESTMENT DEALER -- Deliver or mail a check to your investment dealer.

     BY MAIL -- for initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use any of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           3500 Wiseman Blvd.
           San Antonio, TX 78251-4321

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- using the American FundsLine. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

     BY INTERNET -- using americanfunds.com. Please see the "Shareholder account services and privileges" section of this document for more information regarding this service.

                         Money Market Funds -- Page 43

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

           Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.
OTHER PURCHASE INFORMATION -- CMTA's Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. CMTA's Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. CMTA's and
CTRS' R share classes are generally available only to employer-sponsored retirement plans. Class R-5 shares are also available to clients of the Personal
Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. In addition, the American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The funds and the
Principal Underwriter reserve the right to reject any purchase order.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .     Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .     Employer-sponsored CollegeAmerica accounts.

The following account types may be established without meeting the initial purchase minimum:

     .     Retirement accounts that are funded with employer contributions; and

     .     Accounts that are funded with monies set by court decree.

                         Money Market Funds -- Page 44

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and statement of additional information.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management
Trust of America may be made to Class B or C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of The Cash Management Trust of America to Class B or C shares of Intermediate
Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America and
Short-Term Bond Fund of America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the funds' distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" below. THESE TRANSACTIONS HAVE THE
SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" above).

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions of shares in American Funds (other than the money market funds) may trigger a purchase block lasting 30 calendar days under the funds' "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions.
Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

                         Money Market Funds -- Page 45

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     If you wish to "move" your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

     EXCHANGING CLASS B SHARES FOR CLASS A SHARES -- If you exchange Class B shares of CMTA for Class A shares during the contingent deferred sales charge period you are responsible for paying applicable deferred sales charges on Class B shares, but you will not be required to pay a Class A sales charge. If you exchange your Class B shares for Class A shares after the contingent deferred sales charge period you are responsible for paying any applicable Class A sales charges.

     If you redeem Class B shares after the contingent deferred sales charge period, you may either reinvest the proceeds in Class B shares or purchase
     Class A shares; if you purchase Class A shares you are responsible for paying any applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS A SHARES -- If you exchange Class C shares of CMTA for Class A shares, you are still responsible for paying any
     Class C contingent deferred sales charges and applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class C shares of
     CMTA for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

     EXCHANGING CLASS F SHARES FOR CLASS A SHARES -- You can exchange Class F shares of CMTA held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if all of the following are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class F shares in the program for at least one year, and (c) you notify American Funds Service Company of your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class F shares.

     In addition, you may redeem Class F shares of CMTA held in a fee-based brokerage account/ program for less than one year and with the redemption proceeds purchase Class A shares without a sales charge if the redemption is necessary to comply with the repeal of SEC Rule 202 under the Investment
     Advisers Act of 1940 and the transaction occurs prior to October 1, 2007, or such other date as determined by rule, regulation or court order.

                         Money Market Funds -- Page 46

     EXCHANGING CLASS A SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges
     (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

     EXCHANGING CLASS A SHARES FOR CLASS R SHARES -- Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

     MOVING BETWEEN OTHER SHARE CLASSES -- If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service
     Company at 800/421-0180 for more information.

     NON-REPORTABLE TRANSACTIONS -- Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by
     American Funds Service Company and processed as a single transaction.

CDSC WAIVERS FOR CLASS B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or postpurchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through an automatic withdrawal plan (AWP) (see "Automatic withdrawals" under "Shareholder account services and privileges"
          below). For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time

                         Money Market Funds -- Page 47

          each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within
CollegeAmerica.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial
Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

                         Money Market Funds -- Page 48

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

                         Money Market Funds -- Page 49

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- For all share classes, except the R and 529 classes of shares, you may automatically withdraw shares from any of the American Funds.
You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The
Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.

Withdrawal payments are not to be considered as dividends, yield or income.
Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

                         Money Market Funds -- Page 50

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You will be eligible for checkwriting privileges upon meeting the fund's initial purchase minimum of $1,000, regardless if such minimum has been waived to establish your account. You may write checks for $250 or more against your Class A share account in the funds. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card. When the checks you write are presented to JP Morgan Chase Bank for payment, the bank will instruct the
Transfer Agent to withdraw the appropriate number of shares from your account
(provided payment for the shares has been collected).  The bank's rules and regulations governing such checking accounts include the right of the bank not to honor checks in amounts exceeding the value of the account at the time the check is presented for payment.  Each month canceled checks will be returned to you.  Generally, you pay no fee for this check writing service; however, reasonable service charges for "regular or frequent use" of this service may be assessed in the future. This procedure enables you to continue earning daily income dividends on your money until your checks actually clear.

REDEMPTION OF SHARES -- Each fund's declaration of trust permits the funds to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of each fund may from time to time adopt.

                              GENERAL INFORMATION
CUSTODIAN OF ASSETS -- Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in the funds'
portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY
 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to subcustodial arrangements in non-U.S.
banks or non-U.S. branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds

                         Money Market Funds -- Page 51

Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618.
American Funds Service Company was paid a fee of $13,199,000, $686,000 and
$157,000 by CMTA, CTRS and CTEX  Class A shares, respectively, and $173,000 for
CMTA Class B shares for the 2007 fiscal year. American Funds Service Company is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital Research and
Management Company, as described under "Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350
South Grand Avenue, Los Angeles, CA 90071, serves as each fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report, have been audited by
PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the funds' independent registered public accounting firm is reviewed and determined annually by the board of trustees.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South
Flower Street, Los Angeles, CA 90071, serves as counsel for the funds and for independent trustees in their capacities as such. Certain legal matters in connection with certain of the shares of beneficial interest offered by the prospectus have been passed upon for the funds by Paul, Hastings, Janofsky &
Walker LLP. Counsel does not provide legal services to the funds' investment adviser or any of its affiliated companies. A determination with respect to the independence of the funds' "independent legal counsel" will be made at least annually by the independent trustees of the funds, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The funds' fiscal year ends on September 30. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the funds' investment portfolio or summary investment portfolio, financial statements and other information. The funds' annual financial statements are audited by the funds'
independent registered public accounting firm, PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the funds. In an effort to reduce the volume of mail shareholders receive from the funds when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website americanfunds.com. Upon opting in to the electronic delivery of updated prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A

                         Money Market Funds -- Page 52

shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated prospectuses and other reports in paper form by mail.

CODES OF ETHICS -- The funds and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which each fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority) filed an administrative complaint against the Principal
Underwriter. The complaint alleges violations of certain NASD rules by the
Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, the NASD
Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. The Principal Underwriter has appealed this decision to the NASD's
National Adjudicatory Council.

On March 24, 2005, the investment adviser and Principal Underwriter filed a complaint against the Attorney General of the State of California in Los Angeles
County Superior Court. The complaint alleged that the Attorney General threatened to take enforcement actions against the investment adviser and
Principal Underwriter that are without merit and preempted by federal law. On the same day, following the filing of the investment adviser's and Principal
Underwriter's complaint, the Attorney General of the State of California filed a complaint against the Principal Underwriter and investment adviser. Filed in Los
Angeles County Superior Court, the Attorney General's complaint alleged violations of certain sections of the California Corporations Code with respect to so-called "revenue sharing" disclosures in mutual fund prospectuses and statements of additional information. On November 22, 2005, the Los Angeles
Superior Court dismissed the Attorney General's complaint. The Attorney General subsequently appealed the Superior Court's decision to California's Court of
Appeal for the Second Appellate District. On January 26, 2007, the Court of
Appeal issued a ruling allowing the California Attorney General to proceed with his civil action.

The investment adviser and Principal Underwriter believe that the likelihood that these matters could have a material adverse effect on the funds or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the funds is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to these matters. The investment adviser believes that these suits are without merit and will defend itself vigorously. Further updates on these issues will be available on the American Funds website (americanfunds.com) under "American
Funds regulatory matters."

OTHER INFORMATION -- The funds reserve the right to modify the privileges described in this statement of additional information at any time.

The financial statements, including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report, are included in this

                         Money Market Funds -- Page 53

statement of additional information. The following information on fund numbers is not included in the annual report:

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                                                            FUND NUMBERS
                                                                 ------------------------------------
FUND                                                             CLASS A  CLASS B  CLASS C   CLASS F
-----------------------------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/  . . . . . . . . . . . . . . . . . . . . . . .     002      202      302       402
American Balanced Fund/(R)/  . . . . . . . . . . . . . . . . .     011      211      311       411
American Mutual Fund/(R)/  . . . . . . . . . . . . . . . . . .     003      203      303       403
Capital Income Builder/(R)/  . . . . . . . . . . . . . . . . .     012      212      312       412
Capital World Growth and Income Fund/SM/ . . . . . . . . . . .     033      233      333       433
EuroPacific Growth Fund/(R)/ . . . . . . . . . . . . . . . . .     016      216      316       416
Fundamental Investors/SM/  . . . . . . . . . . . . . . . . . .     010      210      310       410
The Growth Fund of America/(R)/  . . . . . . . . . . . . . . .     005      205      305       405
The Income Fund of America/(R)/  . . . . . . . . . . . . . . .     006      206      306       406
The Investment Company of America/(R)/ . . . . . . . . . . . .     004      204      304       404
The New Economy Fund/(R)/  . . . . . . . . . . . . . . . . . .     014      214      314       414
New Perspective Fund/(R)/  . . . . . . . . . . . . . . . . . .     007      207      307       407
New World Fund/SM/ . . . . . . . . . . . . . . . . . . . . . .     036      236      336       436
SMALLCAP World Fund/(R)/ . . . . . . . . . . . . . . . . . . .     035      235      335       435
Washington Mutual Investors Fund/SM/ . . . . . . . . . . . . .     001      201      301       401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/  . . . . . . . .     040      240      340       440
American High-Income Trust/SM/ . . . . . . . . . . . . . . . .     021      221      321       421
The Bond Fund of America/SM/ . . . . . . . . . . . . . . . . .     008      208      308       408
Capital World Bond Fund/(R)/ . . . . . . . . . . . . . . . . .     031      231      331       431
Intermediate Bond Fund of America/SM/  . . . . . . . . . . . .     023      223      323       423
Limited Term Tax-Exempt Bond Fund of America/SM/ . . . . . . .     043      243      343       443
Short-Term Bond Fund of America/SM/  . . . . . . . . . . . . .     048      248      348       448
The Tax-Exempt Bond Fund of America/(R)/ . . . . . . . . . . .     019      219      319       419
The Tax-Exempt Fund of California/(R)/*  . . . . . . . . . . .     020      220      320       420
The Tax-Exempt Fund of Maryland/(R)/*  . . . . . . . . . . . .     024      224      324       424
The Tax-Exempt Fund of Virginia/(R)/*  . . . . . . . . . . . .     025      225      325       425
U.S. Government Securities Fund/SM/  . . . . . . . . . . . . .     022      222      322       422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/  . . . . . . . . . .     009      209      309       409
The Tax-Exempt Money Fund of America/SM/ . . . . . . . . . . .     039      N/A      N/A       N/A
The U.S. Treasury Money Fund of America/SM/  . . . . . . . . .     049      N/A      N/A       N/A
___________
*Qualified for sale only in certain jurisdictions.

                         Money Market Funds -- Page 54

                                                 FUND NUMBERS
                                  ---------------------------------------------
                                   CLASS    CLASS    CLASS    CLASS     CLASS
FUND                               529-A    529-B    529-C    529-E     529-F
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund  . . . . . . . . . .    1002     1202     1302     1502      1402
American Balanced Fund  . . . .    1011     1211     1311     1511      1411
American Mutual Fund  . . . . .    1003     1203     1303     1503      1403
Capital Income Builder  . . . .    1012     1212     1312     1512      1412
Capital World Growth and Income
Fund  . . . . . . . . . . . . .    1033     1233     1333     1533      1433
EuroPacific Growth Fund . . . .    1016     1216     1316     1516      1416
Fundamental Investors . . . . .    1010     1210     1310     1510      1410
The Growth Fund of America  . .    1005     1205     1305     1505      1405
The Income Fund of America  . .    1006     1206     1306     1506      1406
The Investment Company of
America . . . . . . . . . . . .    1004     1204     1304     1504      1404
The New Economy Fund  . . . . .    1014     1214     1314     1514      1414
New Perspective Fund  . . . . .    1007     1207     1307     1507      1407
New World Fund  . . . . . . . .    1036     1236     1336     1536      1436
SMALLCAP World Fund . . . . . .    1035     1235     1335     1535      1435
Washington Mutual Investors Fund
  . . . . . . . . . . . . . . .    1001     1201     1301     1501      1401
BOND FUNDS
American High-Income Trust  . .    1021     1221     1321     1521      1421
The Bond Fund of America  . . .    1008     1208     1308     1508      1408
Capital World Bond Fund . . . .    1031     1231     1331     1531      1431
Intermediate Bond Fund of
America . . . . . . . . . . . .    1023     1223     1323     1523      1423
Short-Term Bond Fund of America    1048     1248     1348     1548      1448
U.S. Government Securities Fund    1022     1222     1322     1522      1422
MONEY MARKET FUND
The Cash Management Trust of
America . . . . . . . . . . . .    1009     1209     1309     1509      1409

                                                    FUND NUMBERS
                                       ----------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                                    R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . . .    2102    2202    2302    2402     2502
American Balanced Fund . . . . . . .    2111    2211    2311    2411     2511
American Mutual Fund . . . . . . . .    2103    2203    2303    2403     2503
Capital Income Builder . . . . . . .    2112    2212    2312    2412     2512
Capital World Growth and Income Fund    2133    2233    2333    2433     2533
EuroPacific Growth Fund  . . . . . .    2116    2216    2316    2416     2516
Fundamental Investors  . . . . . . .    2110    2210    2310    2410     2510
The Growth Fund of America . . . . .    2105    2205    2305    2405     2505
The Income Fund of America . . . . .    2106    2206    2306    2406     2506
The Investment Company of America  .    2104    2204    2304    2404     2504
The New Economy Fund . . . . . . . .    2114    2214    2314    2414     2514
New Perspective Fund . . . . . . . .    2107    2207    2307    2407     2507
New World Fund . . . . . . . . . . .    2136    2236    2336    2436     2536
SMALLCAP World Fund  . . . . . . . .    2135    2235    2335    2435     2535
Washington Mutual Investors Fund . .    2101    2201    2301    2401     2501
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2540
American High-Income Trust . . . . .    2121    2221    2321    2421     2521
The Bond Fund of America . . . . . .    2108    2208    2308    2408     2508
Capital World Bond Fund  . . . . . .    2131    2231    2331    2431     2531
Intermediate Bond Fund of America  .    2123    2223    2323    2423     2523
Limited Term Tax-Exempt Bond Fund of
America. . . . . . . . . . . . . . .     N/A     N/A     N/A     N/A     2543
Short-Term Bond Fund of America. . .    2148    2248    2348    2448     2548
The Tax-Exempt Bond Fund of America      N/A     N/A     N/A     N/A     2519
The Tax-Exempt Fund of California* .     N/A     N/A     N/A     N/A     2520
The Tax-Exempt Fund of Maryland* . .     N/A     N/A     N/A     N/A     2524
The Tax-Exempt Fund of Virginia* . .     N/A     N/A     N/A     N/A     2525
U.S. Government Securities Fund  . .    2122    2222    2322    2422     2522
MONEY MARKET FUNDS
The Cash Management Trust of America    2109    2209    2309    2409     2509
The Tax-Exempt Money Fund of America     N/A     N/A     N/A     N/A     2539
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . . .    2149    2249    2349    2449     2549
___________
*Qualified for sale only in certain
jurisdictions.

                         Money Market Funds -- Page 55

                                               FUND NUMBERS
                              -------------------------------------------------
                                       CLASS   CLASS   CLASS   CLASS    CLASS
FUND                          CLASS A   R-1     R-2     R-3     R-4      R-5
-------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES/(R)/
American Funds 2050 Target
Date Retirement Fund  . . .     069     2169    2269    2369    2469     2569
American Funds 2045 Target
Date Retirement Fund  . . .     068     2168    2268    2368    2468     2568
American Funds 2040 Target
Date Retirement Fund  . . .     067     2167    2267    2367    2467     2567
American Funds 2035 Target
Date Retirement Fund  . . .     066     2166    2266    2366    2466     2566
American Funds 2030 Target
Date Retirement Fund  . . .     065     2165    2265    2365    2465     2565
American Funds 2025 Target
Date Retirement Fund  . . .     064     2164    2264    2364    2464     2564
American Funds 2020 Target
Date Retirement Fund  . . .     063     2163    2263    2363    2463     2563
American Funds 2015 Target
Date Retirement Fund  . . .     062     2162    2262    2362    2462     2562
American Funds 2010 Target
Date Retirement Fund  . . .     061     2161    2261    2361    2461     2561

                         Money Market Funds -- Page 56

                                    APPENDIX

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

FITCH
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

F1
Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

                         Money Market Funds -- Page 57

F2
Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.

F3
Indicates an adequate capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, such capacity is more susceptible to near-term adverse changes than for financial commitments in higher rated categories.

DBRS
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

R-1 (HIGH)
Short-term debt rated R-1 (high) is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an R-1 (high) rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an R-1 (high), few entities are strong enough to achieve this rating.

R-1 (MIDDLE)
Short-term debt rated R-1 (middle) is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits by only a small degree. Given the extremely tough definition DBRS has established for the R-1
(high) category, entities rated R-1 (middle) are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

R-1 (LOW)
Short-term debt rated R-1 (low) is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt, and profitability ratios is not normally as favourable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

                         Money Market Funds -- Page 58

The Cash Management Trust of America

Investment portfolio, September 30, 2007

[begin pie chart]
Commercial paper	80.5%
Federal agency discount notes	18.1
Other	1.4
[end pie chart]

		Principal	Market
	Yield at	amount	value
Short-term securities - 100.33%	acquisition	(000)	(000)

Commercial paper - 80.52%
3M Co.
October 3, 2007	5.22%	$25,000	$24,989
Abbott Laboratories (1)
October 10, 2007	5.24	25,000	24,964
October 18, 2007	4.99	75,000	74,813
October 23, 2007	4.74	50,000	49,836
October 25, 2007	4.99	60,000	59,793
October 30, 2007	5.03	52,000	51,783
Alcon Capital Corp. (1)
October 12, 2007	5.26	20,000	19,965
October 25, 2007	5.28	17,099	17,037
Allied Irish Banks North America Inc. (1)
October 12, 2007	5.33	100,000	99,826
October 29, 2007	5.44	100,000	99,566
American Express Credit Corp.
October 15, 2007	5.29	50,000	49,890
October 16, 2007	5.31	50,000	49,883
October 17, 2007	5.35	24,700	24,638
November 2, 2007	5.27	20,000	19,904
November 28, 2007	4.81	75,000	74,359
American Honda Finance Corp.
October 3, 2007	5.28	50,000	49,979
October 4, 2007	5.28	100,000	99,943
October 9, 2007	5.34	75,000	74,900
October 16, 2007	5.31	50,000	49,883
November 8, 2007	5.32	67,000	66,617
Amsterdam Funding Corp. (1)
October 2, 2007	5.30	50,000	49,985
Anheuser-Busch Cos. Inc. (1)
October 18, 2007	5.01	28,000	27,930
November 19, 2007	4.73	29,200	29,002
ANZ National (International) Ltd. (1)
November 13, 2007	5.68	50,000	49,650
November 14, 2007	5.75	50,000	49,661
AstraZeneca PLC (1)
October 15, 2007	5.53	50,000	49,885
October 18, 2007	5.31	40,000	39,897
October 30, 2007	5.60	50,000	49,768
November 5, 2007	4.93	50,000	49,755
November 26, 2007	4.95	90,000	89,293
December 4, 2007	4.96	25,000	24,766
AT&T Inc. (1)
October 2, 2007	5.29	40,000	39,988
October 31, 2007	4.77	50,000	49,795
December 4, 2007	4.79	70,000	69,341
Bank of America Corp.
October 1, 2007	5.30	63,000	62,991
October 2, 2007	5.30	62,000	61,982
November 8, 2007	5.42	50,000	49,695
November 9, 2007	5.44	50,000	49,700
December 7, 2007	4.97	50,000	49,508
Bank of Ireland (1)
October 11, 2007	5.33	145,800	145,567
November 9, 2007	5.73	30,000	29,811
November 20, 2007	5.10	50,000	49,627
Bank of Nova Scotia
October 10, 2007	5.32	40,000	39,942
Barclays U.S. Funding Corp.
October 29, 2007	5.52	50,000	49,784
Barton Capital LLC (1)
October 10, 2007	5.32	73,000	72,891
October 17, 2007	5.19	30,000	29,927
BASF AG (1)
October 4, 2007	5.29	30,000	29,982
October 26, 2007	5.35	43,070	42,905
November 5, 2007	5.39	89,500	89,018
Becton, Dickinson and Co.
October 11, 2007	5.02	20,000	19,969
October 19, 2007	5.23	4,400	4,388
BMW U.S. Capital LLC (1)
October 9, 2007	5.25	100,000	99,869
October 11, 2007	5.25	50,000	49,920
October 26, 2007	4.98	50,000	49,821
November 9, 2007	4.76	40,000	39,790
BP Capital Markets PLC (1)
October 23, 2007	4.97	50,000	49,842
November 15, 2007	4.81	36,400	36,178
November 26, 2007	4.80	18,400	18,254
CAFCO, LLC (1)
October 1, 2007	5.92	100,000	99,984
October 5, 2007	5.32	50,000	49,963
October 10, 2007	5.91	50,000	49,918
November 7, 2007	5.13	25,000	24,858
November 19, 2007	6.12	50,000	49,606
Canadian Wheat Board
November 28, 2007	4.67	20,000	19,830
Caterpillar Financial Services Corp.
October 4, 2007	5.28	49,000	48,973
October 17, 2007	5.02	20,000	19,953
October 23, 2007	4.75	25,000	24,924
CBA (Delaware) Finance Inc.
October 10, 2007	5.35	50,000	49,928
November 6, 2007	5.72	75,000	74,562
Chevron Funding Corp.
October 24, 2007	5.26	50,000	49,826
October 25, 2007	5.22	65,000	64,766
November 19, 2007	5.10	50,000	49,612
November 20, 2007	5.08	25,000	24,815
November 26, 2007	5.08	15,000	14,881
CIT Group, Inc. (1)
October 4, 2007	5.32	70,000	69,961
Citigroup Funding Inc.
October 2, 2007	5.32	30,000	29,991
Clipper Receivables Co., LLC (1)
October 15, 2007	5.30	100,000	99,766
Coca-Cola Co. (1)
October 2, 2007	5.26	30,000	29,991
October 10, 2007	5.28	50,000	49,927
October 15, 2007	5.28	44,900	44,802
October 22, 2007	5.29	50,000	49,836
October 26, 2007	5.28	50,000	49,811
November 13, 2007	5.27	30,000	29,789
Colgate-Palmolive Co. (1)
October 1, 2007	5.26	44,000	43,994
DaimlerChrysler Revolving Auto Conduit LLC
October 16, 2007	6.30	30,000	29,917
October 22, 2007	6.25	35,000	34,867
Danske Corp. (1)
October 3, 2007	5.48	50,000	49,977
October 10, 2007	5.71	50,000	49,921
October 11, 2007	5.66	21,000	20,964
October 18, 2007	5.39	9,900	9,873
December 3, 2007	5.10	50,000	49,539
Depfa Bank PLC (1)
October 3, 2007	5.30	75,000	74,969
Dexia Delaware LLC
October 18, 2007	5.27	50,000	49,869
November 5, 2007	5.10	50,000	49,746
November 20, 2007	5.04	50,000	49,629
E.I. duPont de Nemours and Co. (1)
October 17, 2007	5.02	25,000	24,941
October 25, 2007	4.77	50,000	49,835
October 29, 2007	4.75	87,000	86,668
October 31, 2007	4.76	50,000	49,796
Edison Asset Securitization LLC (1)
November 20, 2007	4.89	50,000	49,656
Electricité de France
October 4, 2007	5.37	50,000	49,970
November 7, 2007	5.35	25,000	24,853
Estée Lauder Companies Inc. (1)
October 12, 2007	5.02	20,000	19,967
European Investment Bank
October 24, 2007	5.07	50,000	49,832
FCAR Owner Trust I
October 25, 2007	6.35	25,000	24,890
December 4, 2007	5.21	25,000	24,754
General Electric Capital Corp.
November 19, 2007	5.30	50,000	49,612
November 26, 2007	5.29	45,000	44,642
November 29, 2007	4.82	50,000	49,568
General Electric Capital Services, Inc.
November 21, 2007	5.17	50,000	49,640
General Electric Co.
October 22, 2007	5.28	38,700	38,576
October 23, 2007	5.29	75,000	74,745
GlaxoSmithKline Finance PLC (1)
November 9, 2007	4.78	25,000	24,868
November 27, 2007	4.79	25,000	24,797
Harley-Davidson Funding Corp. (1)
November 26, 2007	4.82	30,000	29,773
Harvard University
October 31, 2007	4.74	25,000	24,892
November 1, 2007	4.98	25,000	24,890
Hewlett-Packard Co. (1)
October 16, 2007	5.30	60,000	59,857
October 26, 2007	4.88	50,000	49,824
November 13, 2007	4.83	20,000	19,883
November 16, 2007	4.79	69,485	69,054
Honeywell International Inc. (1)
October 24, 2007	5.03	50,000	49,833
November 1, 2007	5.27	70,000	69,674
HSBC Finance Corp.
October 5, 2007	5.29	50,000	49,965
HSBC USA Inc.
November 26, 2007	5.10	50,000	49,600
IBM Capital Inc. (1)
December 10, 2007	4.77	30,750	30,434
IBM Corp. (1)
November 16, 2007	5.20	62,000	61,558
IBM International Group Capital LLC
October 12, 2007	5.26	21,000	20,963
October 17, 2007 (1)	5.26	97,000	96,760
November 15, 2007 (1)	4.76	77,000	76,535
ING (U.S.) Funding LLC
November 14, 2007	5.60	40,000	39,729
November 30, 2007	5.05	25,000	24,781
International Lease Finance Corp.
October 2, 2007	5.30	50,000	49,985
October 5, 2007	5.28	50,000	49,965
October 24, 2007	5.32	50,000	49,824
October 25, 2007	5.32	50,000	49,817
November 2, 2007	4.79	50,000	49,782
November 5, 2007	4.79	50,000	49,762
November 9, 2007	4.74	25,000	24,869
John Deere Capital Corp. (1)
October 2, 2007	5.30	40,000	39,988
October 3, 2007	5.31	40,000	39,982
October 4, 2007	5.33	60,000	59,965
October 25, 2007	5.29	30,000	29,891
October 30, 2007	5.29	40,000	39,817
Johnson & Johnson (1)
October 18, 2007	4.73	32,600	32,523
October 24, 2007	4.92	74,000	73,758
October 26, 2007	4.73	34,200	34,084
November 16, 2007	4.83	70,000	69,528
Jupiter Securitization Co., LLC (1)
October 10, 2007	6.09	75,000	74,874
October 17, 2007	6.34	25,000	24,926
October 25, 2007	5.22	40,600	40,453
KfW International Finance Inc. (1)
October 15, 2007	5.23	75,000	74,837
Kimberly-Clark Worldwide Inc. (1)
October 18, 2007	5.02	3,100	3,092
October 24, 2007	4.78	5,200	5,184
Liberty Street Funding Corp. (1)
October 1, 2007	5.33	75,000	74,989
October 9, 2007	6.25	70,000	69,891
Lloyds Bank PLC
October 18, 2007	5.57	50,000	49,861
Mont Blanc Capital Corp. (1)
November 15, 2007	5.24	17,100	16,986
December 3, 2007	5.23	50,000	49,539
National Australia Funding (Delaware) Inc. (1)
October 17, 2007	5.37	50,000	49,874
Nestlé Capital Corp. (1)
October 11, 2007	5.34	50,000	49,919
October 12, 2007	5.34	50,000	49,911
October 26, 2007	5.31	70,000	69,733
November 14, 2007	5.15	100,000	99,321
NetJets Inc. (1)
October 5, 2007	5.27	50,000	49,964
October 29, 2007	5.12	31,300	31,172
Old Line Funding, LLC (1)
October 9, 2007	5.33	125,061	124,890
October 12, 2007	6.34	25,000	24,947
Paccar Financial Corp.
October 1, 2007	5.27	20,000	19,997
October 4, 2007	5.26	45,000	44,974
November 13, 2007	5.04	7,200	7,156
Park Avenue Receivables Co., LLC (1)
October 3, 2007	5.33	50,000	49,978
October 18, 2007	5.53	20,000	19,945
October 22, 2007	5.22	5,600	5,582
October 23, 2007	5.27	50,000	49,818
November 15, 2007	6.22	25,000	24,815
November 16, 2007	6.22	10,300	10,222
November 26, 2007	5.19	30,000	29,747
PepsiCo Inc. (1)
October 26, 2007	4.75	25,000	24,915
Private Export Funding Corp. (1)
October 4, 2007	5.28	25,000	24,985
October 9, 2007	5.27	25,000	24,967
November 20, 2007	5.19	37,000	36,724
November 26, 2007	4.80	21,000	20,842
November 28, 2007	5.05	25,000	24,786
Procter & Gamble Co. (1)
November 20, 2007	5.05	30,000	29,777
Procter & Gamble International Funding S.C.A. (1)
October 3, 2007	5.27	78,600	78,567
October 19, 2007	5.30	45,000	44,877
October 29, 2007	5.28	50,000	49,784
October 30, 2007	5.28	50,000	49,775
October 31, 2007	5.28	75,000	74,646
November 7, 2007	5.26	20,000	19,882
November 16, 2007	5.08	7,400	7,348
Ranger Funding Co. LLC (1)
October 18, 2007	6.24	20,000	19,938
October 23, 2007	6.17	25,000	24,902
Royal Bank of Scotland PLC
November 5, 2007	5.58	50,000	49,723
November 15, 2007	5.59	50,000	49,653
Shell International Finance BV (1)
October 19, 2007	5.02	25,000	24,934
Siemens Capital Co. LLC (1)
October 15, 2007	5.05	20,000	19,958
October 17, 2007	5.02	50,000	49,882
October 22, 2007	5.28	85,850	85,574
November 7, 2007	5.24	44,130	43,887
November 20, 2007	5.04	40,000	39,703
November 23, 2007	4.82	50,000	49,641
December 6, 2007	4.81	50,000	49,518
Société Générale North America, Inc.
November 6, 2007	5.75	50,000	49,707
Stadshypotek Delaware Inc. (1)
October 15, 2007	5.30	100,000	99,778
State Street Corp.
November 9, 2007	4.85	50,000	49,732
Statoil ASA (1)
November 15, 2007	5.17	42,500	42,221
November 19, 2007	4.98	51,800	51,426
November 20, 2007	5.25	25,000	24,815
Svenska Handelsbanken Inc.
November 13, 2007	5.69	50,000	49,650
Swedish Export Credit Corp.
October 2, 2007	5.28	50,000	49,985
November 13, 2007	5.35	50,000	49,650
November 14, 2007	5.37	105,000	104,287
Target Corp.
October 19, 2007	5.02	25,000	24,934
October 30, 2007	4.79	25,000	24,901
November 6, 2007	4.80	25,000	24,877
Thunder Bay Funding, LLC (1)
October 1, 2007	5.33	5,100	5,099
Toronto-Dominion Holdings USA Inc. (1)
November 2, 2007	5.52	50,000	49,749
November 27, 2007	5.12	50,000	49,595
November 30, 2007	5.13	100,000	99,122
Total Capital SA (1)
October 1, 2007	5.40	60,800	60,791
October 5, 2007	5.27	35,000	34,974
October 10, 2007	5.41	50,000	49,925
November 6, 2007	5.40	30,000	29,835
Toyota Credit de Puerto Rico Corp.
October 18, 2007	5.29	50,000	49,868
Toyota Motor Credit Corp.
October 12, 2007	5.28	100,000	99,825
October 17, 2007	5.31	50,000	49,875
October 19, 2007	5.29	50,000	49,861
November 30, 2007	4.79	50,000	49,561
December 4, 2007	4.79	25,000	24,766
UBS Finance (Delaware) LLC
October 22, 2007	5.47	50,000	49,834
November 13, 2007	5.52	50,000	49,665
November 19, 2007	5.41	150,000	148,837
Unilever Capital Corp. (1)
November 5, 2007	5.38	50,000	49,722
November 6, 2007	5.38	50,000	49,706
United Parcel Service Inc. (1)
October 3, 2007	5.24	50,000	49,979
United Technologies Corp. (1)
October 24, 2007	4.75	25,000	24,921
Variable Funding Capital Corp. (1)
October 16, 2007	6.14	50,000	49,864
November 1, 2007	5.10	100,000	99,535
November 2, 2007	5.44	60,000	59,703
November 15, 2007	5.10	50,000	49,677
November 16, 2007	5.19	50,000	49,664
Wal-Mart Stores Inc. (1)
October 2, 2007	5.26	35,000	34,990
October 9, 2007	5.32	100,000	99,868
October 16, 2007	5.04	25,000	24,944
November 6, 2007	5.13	56,800	56,502
November 13, 2007	4.78	75,000	74,565
November 27, 2007	5.03	46,100	45,726
Westpac Banking Corp. (1)
November 2, 2007	5.03	85,000	84,608
Yale University
October 2, 2007	5.32	25,000	24,993

Total commercial paper			11,901,235

Federal agency discount notes - 18.12%
Fannie Mae
October 1, 2007	5.17	57,097	57,089
October 2, 2007	5.17	37,500	37,489
October 4, 2007	4.85	49,600	49,573
October 10, 2007	5.18	25,000	24,966
October 16, 2007	5.20	200,000	199,615
October 22, 2007	4.77	58,800	58,630
November 2, 2007	4.73	25,000	24,892
November 6, 2007	4.90	30,900	30,745
November 7, 2007	4.68	130,040	129,401
Federal Farm Credit Banks
October 3, 2007	5.16	25,000	24,989
October 4, 2007	5.17	50,000	49,971
October 10, 2007	4.88	40,000	39,946
October 12, 2007	4.82	50,000	49,920
October 17, 2007	4.88	50,000	49,885
October 19, 2007	4.82	100,000	99,747
October 22, 2007	4.92	35,300	35,195
October 23, 2007	4.94	60,000	59,812
October 30, 2007	4.66	50,000	49,807
November 1, 2007	4.73	50,000	49,791
November 8, 2007	4.70	96,500	96,011
Federal Home Loan Bank
October 5, 2007	5.16	227,700	227,537
October 10, 2007	4.87	31,419	31,377
October 26, 2007	4.91	17,900	17,837
October 30, 2007	4.92	50,000	49,796
November 1, 2007	4.79	100,000	99,622
November 2, 2007	4.82	72,100	71,818
November 15, 2007	4.80	25,000	24,855
November 16, 2007	4.75	20,000	19,877
November 21, 2007	4.68	73,485	73,013
November 28, 2007	4.62	75,000	74,485
Freddie Mac
October 12, 2007	4.92	86,900	86,758
October 18, 2007	5.03	100,000	99,750
October 19, 2007	4.98	246,600	245,955
October 26, 2007	4.74	11,505	11,466
November 5, 2007	4.87	7,500	7,463
November 13, 2007	4.71	145,854	145,019
International Bank for Reconstruction and Development
October 11, 2007	5.17	75,000	74,887
October 25, 2007	4.61	100,000	99,681

Total federal agency discount notes			2,678,670

Certificates of deposit - 1.01%
Canadian Imperial Bank of Commerce
October 1, 2007	5.30	50,000	50,000
November 29, 2007	5.09	50,000	49,994
December 3, 2007	5.12	50,000	50,000

Total certificates of deposit			149,994

U.S. Treasuries - 0.68%
U.S. Treasury Bills
October 11, 2007	4.79	100,000	99,873

Total investment securities (cost: $14,830,376,000)			14,829,772

Other assets less liabilities			(49,077)

Net assets			$14,780,695

(1) Security purchased in transactions exempt from registration under the Securities Act of 1933. These securities may be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers.
The total value of all such securities was $7,956,124,000, which represented 53.83% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at September 30, 2007	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market (cost: $14,830,376)		$14,829,772
Cash		8,514
Receivables for:
Sales of fund's shares	$111,189
Interest	470	$111,659
		14,949,945
Liabilities:
Payables for:
Purchases of investments	50,000
Repurchases of fund's shares	110,356
Dividends on fund's shares	1,349
Investment advisory services	2,991
Services provided by affiliates	4,373
Trustees' deferred compensation	93
Other	88	169,250
Net assets at September 30, 2007		$14,780,695

Net assets consist of:
Capital paid in on shares of beneficial interest		$14,781,303
Distributions in excess of net investment income		(4)
Net unrealized depreciation		(604)
Net assets at September 30, 2007		$14,780,695

Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (14,781,297 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share

Class A	$12,023,084	12,023,573	$1.00
Class B	214,900	214,909	1.00
Class C	216,248	216,257	1.00
Class F	36,478	36,480	1.00
Class 529-A	269,120	269,131	1.00
Class 529-B	10,508	10,509	1.00
Class 529-C	29,673	29,674	1.00
Class 529-E	16,587	16,587	1.00
Class 529-F	10,742	10,743	1.00
Class R-1	38,611	38,612	1.00
Class R-2	770,753	770,785	1.00
Class R-3	621,140	621,165	1.00
Class R-4	342,792	342,806	1.00
Class R-5	180,059	180,066	1.00

See Notes to Financial Statements

Statement of operations
for the year ended September 30, 2007	(dollars in thousands)

Investment income:
Income:
Interest		$673,095

Fees and expenses(*):
Investment advisory services	$34,887
Distribution services	19,986
Transfer agent services	13,372
Administrative services	6,383
Reports to shareholders	473
Registration statement and prospectus	1,181
Postage, stationery and supplies	1,836
Trustees' compensation	125
Auditing and legal	80
Custodian	235
State and local taxes	96
Other	76
Total fees and expenses before reimbursements/waivers	78,730
Less reimbursements/waivers of fees and expenses:
Investment advisory services	3,489
Administrative services	564
Total fees and expenses after reimbursements/waivers		74,677
Net investment income		598,418

Net unrealized depreciation on investments		(925)

Net increase in net assets resulting from operations		$597,493

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Year ended September 30
	2007	2006
Operations:
Net investment income	$598,418	$411,137
Net unrealized (depreciation)
appreciation on investments	(925)	134
Net increase in net assets
resulting from operations	597,493	411,271

Dividends paid or accrued to
shareholders from net investment income	(598,414)	(411,128)

Net capital share transactions	3,504,330	2,225,392

Total increase in net assets	3,503,409	2,225,535

Net assets:
Beginning of year	11,277,286	9,051,751
End of year	$14,780,695	$11,277,286

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization– The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	None	None	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies– The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value– The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain a constant net asset value of $1.00 per share.

Security valuation– Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income– Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations –Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders–Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

The fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the fund.

As of and during the period ended September 30, 2007, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

Distributions– Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of September 30, 2007, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

During the year ended September 30, 2007, the fund reclassified $4,000 from distributions in excess of net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of September 30, 2007, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Undistributed ordinary income	$1,443
Short-term loss carryforwards expiring 2013*	(4)
Gross unrealized appreciation on investment securities	387
Gross unrealized depreciation on investment securities	(991)
Net unrealized depreciation on investment securities	(604)
Cost of investment securities	14,830,376
*The short-term loss carryforwards will be used to offset any short-term gains realized by the fund in future years through the expiration date. The fund will not make distributions from short-term gains while short-term loss carryforwards remain.

Distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Year ended September 30, 2007	Year ended September 30, 2006
Class A	$502,094	$352,008
Class B	6,604	4,541
Class C	5,486	3,263
Class F	1,199	800
Class 529-A	10,493	6,533
Class 529-B	262	98
Class 529-C	834	384
Class 529-E	601	341
Class 529-F	394	195
Class R-1	1,077	564
Class R-2	27,010	17,758
Class R-3	22,612	13,221
Class R-4	11,772	6,248
Class R-5	7,976	5,174
Total	$598,414	$411,128

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services–The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.320% on the first $1 billion of daily net assets and decreasing to 0.270% on such assets in excess of $2 billion. CRMC is currently waiving 10% of investment advisory services fees. During the year ended September 30, 2007, total investment advisory services fees waived by CRMC were $3,489,000. As a result, the fee shown on the accompanying financial statements of $34,887,000, which was equivalent to an annualized rate of 0.276%, was reduced to $31,398,000, or 0.248% of average daily net assets.

The Investment Advisory and Service Agreement also provides that CRMC will reimburse the fund’s Class A shares to the extent that annual operating expenses exceed 25% of gross income. Expenses related to interest, taxes, brokerage commissions and extraordinary items are not subject to these limitations. During the year ended September 30, 2007, no such reimbursement was required.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Class 529-A	0.15	0.50
Class B and 529-B	0.90	0.90
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services– The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended September 30, 2007, the total administrative services fees paid by CRMC were $3,000, $560,000 and $1,000 for Class R-1, R-2 and R-3, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended September 30, 2007, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$7,704	$13,199	Not applicable	Not applicable	Not applicable
Class B	1,472	173	Not applicable	Not applicable	Not applicable
Class C	1,413	Included in administrative services	$183	$39	Not applicable
Class F	65		29	26	Not applicable
Class 529-A	217		270	60	$224
Class 529-B	60		8	2	7
Class 529-C	220		26	7	22
Class 529-E	70		17	4	14
Class 529-F	-		10	2	8
Class R-1	280		35	21	Not applicable
Class R-2	5,209		975	2,415	Not applicable
Class R-3	2,644		726	709	Not applicable
Class R-4	632		338	27	Not applicable
Class R-5	Not applicable		155	24	Not applicable
Total	$19,986	$13,372	$2,772	$3,336	$275

Trustees’ deferred compensation– Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

 4. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2007
Class A	$20,975,434	20,975,434	$483,509	483,509	$(18,788,611)	(18,788,611)	$2,670,332	2,670,332
Class B	213,596	213,596	5,988	5,988	(162,708)	(162,708)	56,876	56,876
Class C	322,598	322,598	4,987	4,987	(244,537)	(244,537)	83,048	83,048
Class F	70,101	70,101	998	998	(56,801)	(56,801)	14,298	14,298
Class 529-A	205,640	205,640	10,392	10,392	(130,261)	(130,261)	85,771	85,771
Class 529-B	7,484	7,484	260	260	(1,876)	(1,876)	5,868	5,868
Class 529-C	25,771	25,771	826	826	(13,836)	(13,836)	12,761	12,761
Class 529-E	11,320	11,320	598	598	(6,252)	(6,252)	5,666	5,666
Class 529-F	10,098	10,098	389	389	(5,334)	(5,334)	5,153	5,153
Class R-1	78,853	78,853	1,059	1,059	(58,614)	(58,614)	21,298	21,298
Class R-2	1,278,637	1,278,637	26,283	26,283	(1,142,668)	(1,142,668)	162,252	162,252
Class R-3	1,030,208	1,030,208	22,125	22,125	(872,963)	(872,963)	179,370	179,370
Class R-4	644,321	644,321	11,589	11,589	(487,914)	(487,914)	167,996	167,996
Class R-5	391,043	391,043	7,839	7,839	(365,241)	(365,241)	33,641	33,641
Total net increase
(decrease)	$25,265,104	25,265,104	$576,842	576,842	$(22,337,616)	(22,337,616)	$3,504,330	3,504,330

Year ended September 30, 2006
Class A	$16,721,583	16,721,583	$338,998	338,998	$(15,363,615)	(15,363,615)	$1,696,966	1,696,966
Class B	157,032	157,032	4,076	4,076	(131,111)	(131,111)	29,997	29,997
Class C	240,621	240,621	2,920	2,920	(202,441)	(202,441)	41,100	41,100
Class F	78,787	78,787	661	661	(73,027)	(73,027)	6,421	6,421
Class 529-A	130,114	130,114	6,475	6,475	(90,817)	(90,817)	45,772	45,772
Class 529-B	3,521	3,521	97	97	(1,038)	(1,038)	2,580	2,580
Class 529-C	15,396	15,396	380	380	(7,040)	(7,040)	8,736	8,736
Class 529-E	8,526	8,526	338	338	(5,110)	(5,110)	3,754	3,754
Class 529-F	5,059	5,059	193	193	(3,634)	(3,634)	1,618	1,618
Class R-1	21,483	21,483	554	554	(22,359)	(22,359)	(322)	(322)
Class R-2	1,046,683	1,046,683	17,241	17,241	(929,399)	(929,399)	134,525	134,525
Class R-3	795,078	795,078	12,864	12,864	(650,093)	(650,093)	157,849	157,849
Class R-4	252,585	252,585	6,161	6,161	(218,225)	(218,225)	40,521	40,521
Class R-5	345,140	345,140	5,092	5,092	(294,357)	(294,357)	55,875	55,875
Total net increase
(decrease)	$19,821,608	19,821,608	$396,050	396,050	$(17,992,266)	(17,992,266)	$2,225,392	2,225,392

* Includes exchanges between share classes of the fund.

Financial highlights

	Net asset value, beginning of year	Net investment income (1)	Dividends from net investment income	Net asset value, end of year	Total return (2) (3)	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers (3)	Ratio of net income to average net assets (3)

Class A:
Year ended 9/30/2007	$1.00	$.048	$(.048)	$1.00	4.94%	$12,023	.51%	.48%	4.83%
Year ended 9/30/2006	1.00	.042	(.042)	1.00	4.26	9,353	.53	.50	4.21
Year ended 9/30/2005	1.00	.022	(.022)	1.00	2.20	7,656	.55	.52	2.17
Year ended 9/30/2004	1.00	.008	(.008)	1.00	.84	7,766	.57	.28	.84
Year ended 9/30/2003	1.00	.011	(.011)	1.00	1.05	7,910	.55	.23	1.05
Class B:
Year ended 9/30/2007	1.00	.040	(.040)	1.00	4.10	215	1.32	1.29	4.04
Year ended 9/30/2006	1.00	.034	(.034)	1.00	3.43	158	1.33	1.30	3.44
Year ended 9/30/2005	1.00	.013	(.013)	1.00	1.36	128	1.35	1.35	1.32
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.12	157	1.34	1.02	.12
Year ended 9/30/2003	1.00	.001	(.001)	1.00	.13	173	1.38	1.14	.14
Class C:
Year ended 9/30/2007	1.00	.039	(.039)	1.00	3.95	216	1.46	1.44	3.88
Year ended 9/30/2006	1.00	.032	(.032)	1.00	3.25	133	1.49	1.46	3.32
Year ended 9/30/2005	1.00	.012	(.012)	1.00	1.20	92	1.51	1.51	1.20
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.10	104	1.51	1.05	.10
Year ended 9/30/2003	1.00	.001	(.001)	1.00	.12	89	1.55	1.16	.12
Class F:
Year ended 9/30/2007	1.00	.046	(.046)	1.00	4.68	36	.76	.73	4.59
Year ended 9/30/2006	1.00	.040	(.040)	1.00	4.05	22	.73	.70	4.08
Year ended 9/30/2005	1.00	.019	(.019)	1.00	1.96	16	.75	.75	1.78
Year ended 9/30/2004	1.00	.004	(.004)	1.00	.41	39	.72	.71	.61
Year ended 9/30/2003	1.00	.006	(.006)	1.00	.55	7	.73	.73	.58
Class 529-A:
Year ended 9/30/2007	1.00	.047	(.047)	1.00	4.79	269	.65	.63	4.69
Year ended 9/30/2006	1.00	.040	(.040)	1.00	4.12	183	.66	.64	4.09
Year ended 9/30/2005	1.00	.020	(.020)	1.00	2.03	138	.69	.69	2.05
Year ended 9/30/2004	1.00	.005	(.005)	1.00	.47	112	.67	.66	.48
Year ended 9/30/2003	1.00	.007	(.007)	1.00	.66	89	.62	.62	.61
Class 529-B:
Year ended 9/30/2007	1.00	.039	(.039)	1.00	3.96	10	1.46	1.43	3.89
Year ended 9/30/2006	1.00	.032	(.032)	1.00	3.27	5	1.48	1.46	3.36
Year ended 9/30/2005	1.00	.012	(.012)	1.00	1.18	2	1.53	1.53	1.13
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.10	2	1.53	1.06	.10
Year ended 9/30/2003	1.00	.001	(.001)	1.00	.12	1	1.52	1.13	.12
Class 529-C:
Year ended 9/30/2007	1.00	.038	(.038)	1.00	3.85	30	1.56	1.53	3.78
Year ended 9/30/2006	1.00	.031	(.031)	1.00	3.18	17	1.57	1.55	3.25
Year ended 9/30/2005	1.00	.011	(.011)	1.00	1.09	8	1.62	1.62	1.15
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.10	6	1.63	1.05	.10
Year ended 9/30/2003	1.00	.001	(.001)	1.00	.12	3	1.62	1.11	.11
Class 529-E:
Year ended 9/30/2007	1.00	.043	(.043)	1.00	4.37	17	1.06	1.03	4.29
Year ended 9/30/2006	1.00	.036	(.036)	1.00	3.70	11	1.07	1.04	3.71
Year ended 9/30/2005	1.00	.016	(.016)	1.00	1.61	7	1.10	1.10	1.64
Year ended 9/30/2004	1.00	.002	(.002)	1.00	.15	5	1.11	.98	.15
Year ended 9/30/2003	1.00	.002	(.002)	1.00	.22	5	1.11	1.05	.17
Class 529-F:
Year ended 9/30/2007	$1.00	$.048	$(.048)	$1.00	4.90%	$11	.55%	.53%	4.79%
Year ended 9/30/2006	1.00	.041	(.041)	1.00	4.22	6	.57	.54	4.20
Year ended 9/30/2005	1.00	.019	(.019)	1.00	1.96	4	.75	.75	1.97
Year ended 9/30/2004	1.00	.003	(.003)	1.00	.28	3	.86	.85	.30
Year ended 9/30/2003	1.00	.004	(.004)	1.00	.43	2	.85	.85	.33
Class R-1:
Year ended 9/30/2007	1.00	.039	(.039)	1.00	3.93	39	1.50	1.46	3.86
Year ended 9/30/2006	1.00	.032	(.032)	1.00	3.27	17	1.52	1.46	3.24
Year ended 9/30/2005	1.00	.012	(.012)	1.00	1.20	18	1.54	1.50	1.31
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.10	10	1.56	1.03	.10
Year ended 9/30/2003	1.00	.001	(.001)	1.00	.12	8	1.61	1.08	.10
Class R-2:
Year ended 9/30/2007	1.00	.039	(.039)	1.00	3.96	771	1.54	1.43	3.89
Year ended 9/30/2006	1.00	.032	(.032)	1.00	3.29	609	1.72	1.44	3.28
Year ended 9/30/2005	1.00	.012	(.012)	1.00	1.24	474	1.76	1.47	1.28
Year ended 9/30/2004	1.00	.001	(.001)	1.00	.11	348	1.76	1.03	.11
Year ended 9/30/2003	1.00	.001	(.001)	1.00	.12	206	1.68	1.08	.11
Class R-3:
Year ended 9/30/2007	1.00	.043	(.043)	1.00	4.36	621	1.07	1.04	4.28
Year ended 9/30/2006	1.00	.036	(.036)	1.00	3.69	442	1.11	1.05	3.70
Year ended 9/30/2005	1.00	.016	(.016)	1.00	1.63	284	1.12	1.08	1.67
Year ended 9/30/2004	1.00	.002	(.002)	1.00	.16	211	1.12	.97	.16
Year ended 9/30/2003	1.00	.002	(.002)	1.00	.23	138	1.10	1.03	.17
Class R-4:
Year ended 9/30/2007	1.00	.047	(.047)	1.00	4.76	343	.69	.66	4.65
Year ended 9/30/2006	1.00	.040	(.040)	1.00	4.08	175	.71	.68	4.04
Year ended 9/30/2005	1.00	.020	(.020)	1.00	2.00	134	.71	.71	2.10
Year ended 9/30/2004	1.00	.004	(.004)	1.00	.43	65	.71	.70	.46
Year ended 9/30/2003	1.00	.006	(.006)	1.00	.55	26	.72	.72	.48
Class R-5:
Year ended 9/30/2007	1.00	.049	(.049)	1.00	5.05	180	.41	.38	4.93
Year ended 9/30/2006	1.00	.043	(.043)	1.00	4.38	146	.41	.38	4.37
Year ended 9/30/2005	1.00	.023	(.023)	1.00	2.30	91	.42	.42	2.30
Year ended 9/30/2004	1.00	.007	(.007)	1.00	.72	77	.42	.40	.75
Year ended 9/30/2003	1.00	.009	(.009)	1.00	.87	74	.41	.41	.84

(1) Based on average shares outstanding.
(2) Total returns exclude all sales charges, including contingent deferred sales charges.
(3) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC.
During some of the years shown, CRMC reimbursed expenses, as provided by the Investment Advisory and Service Agreement.
Also, during some of the years shown, CRMC reduced fees for investment advisory services, paid a portion of the fund's transfer agent fees for certain retirement plan share classes and, due to lower short-term interest rates, agreed to pay a portion of the class-specific fees and expenses for some of the share classes.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The Cash Management Trust of America:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Cash Management Trust of America (the "Fund") at September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at September 30, 2007 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
November 8, 2007

Tax information
                                                                                                           unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amount for the fund’s fiscal year ended September 30, 2007:

U.S. government income that may be exempt from state taxation	$44,287,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2008, to determine the calendar year amounts to be included on their 2007 tax returns. Shareholders should consult their tax advisers.


[logo - American Funds(r)]

                                         The right choice for the long term/(R)/

The Cash Management Trust of America(R)
The U.S. Treasury Money Fund of America/SM/

 RETIREMENT PLAN
 PROSPECTUS

 December 1, 2007

 1    Risk/Return summary
 5    Fees and expenses of the funds
 8    Investment objectives, strategies and risks
 9    Management and organization
10    Purchase, exchange and sale of shares
14    Sales charges
14    Rollovers from retirement plans to IRAs
15    Plans of distribution
15    Other compensation to dealers
16    Dividends and taxes
17    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Risk/Return summary

The funds provide you with an opportunity to earn income on your cash reserves, while preserving the value of your investment and maintaining liquidity. The
Cash Management Trust seeks to achieve this objective by investing primarily in high-quality money market instruments, such as commercial paper and commercial bank obligations. The U.S. Treasury Money Fund seeks to achieve this objective by investing exclusively in U.S. Treasury securities.

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER
SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                                       1

Money Market Funds / Prospectus


HISTORICAL INVESTMENT RESULTS

The bar charts below show how the funds' investment results have varied from year to year, and the Investment Results table on page 4 shows the funds'
average annual total returns for various periods. This information provides some indication of the risks of investing in the funds. All fund results reflect the reinvestment of dividends, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements. Past results are not predictive of future results.

THE CASH MANAGEMENT TRUST
CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

[begin bar chart]
1997   5.11%
1998   5.05
1999   4.68
2000   5.92
2001   3.54
2002   1.15
2003   0.99
2004   1.02
2005   2.71
2006   4.62
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                   1.53%  (quarter ended September 30, 2000)
LOWEST                    0.15%  (quarter ended March 31, 2004)

The fund's total return for the nine months ended September 30, 2007, was 3.68%.

                                       2

                                                Money Market Funds / Prospectus

THE U.S. TREASURY MONEY FUND
CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

[begin bar chart]
1997   4.75%
1998   4.44
1999   4.11
2000   5.29
2001   3.33
2002   1.07
2003   0.48
2004   0.60
2005   2.37
2006   4.18
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                     1.38%  (quarter ended September 30, 2000)
LOWEST                      0.06%  (quarter ended March 31, 2004)

The fund's total return for the nine months ended September 30, 2007, was 3.29%.

                                       3

Money Market Funds / Prospectus


The Investment Results table below shows the average annual total returns for the funds' Class A and R shares over various periods.

 INVESTMENT RESULTS
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:

                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 CLASS A -- FIRST SOLD    4.62%    2.09%    3.46%     6.28%         4.79%
11/3/76

                                  1 YEAR  LIFETIME   7-DAY YIELD/*/
--------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 CLASS R-1 -- FIRST SOLD 5/29/02  3.62%    1.25%         3.85%
 CLASS R-2 -- FIRST SOLD 5/21/02  3.64     1.26          3.89
 CLASS R-3 -- FIRST SOLD 6/4/02   4.04     1.52          4.28
 CLASS R-4 -- FIRST SOLD 6/27/02  4.43     1.87          4.65
 CLASS R-5 -- FIRST SOLD 5/15/02  4.73     2.16          4.92

                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE U.S. TREASURY MONEY FUND
 CLASS A -- FIRST SOLD    4.18%    1.73%    3.05%     3.37%         4.41%
2/1/91

                                1 YEAR       LIFETIME        7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE U.S. TREASURY MONEY FUND
 CLASS R-1 -- FIRST SOLD         3.21%         1.12%              3.51%
7/12/02
 CLASS R-2 -- FIRST SOLD         3.23          1.10               3.53
6/11/02
 CLASS R-3 -- FIRST SOLD         3.65          1.37               3.93
8/16/02
 CLASS R-4 -- FIRST SOLD         4.00          1.65               4.28
8/2/02
 CLASS R-5 -- FIRST SOLD         4.32          1.93               4.57
5/15/02
-------------------------------------------------------------------------------
 For current yield information, please call American FundsLine/(R)/ at
 800/325-3590.

* The 7-day yield is calculated by annualizing dividends paid by the fund during the last seven days of the 2006 calendar year. In addition, the 7-day yield reflects the impact, if any, of certain waivers described in the Annual Fund
 Operating Expenses table under "Fees and expenses of the funds." Without such waivers, the 7-day yield would have been: 4.76% for Class A shares, 3.78% for
 Class R-1 shares, 3.81% for Class R-2 shares, 4.25% for Class R-3 shares, 4.62%
 for Class R-4 shares and 4.89% for Class R-5 shares of The Cash Management
 Trust; and 4.38% for Class A shares, 3.46% for Class R-1 shares, 3.45% for
 Class R-2 shares, 3.90% for Class R-3 shares, 4.25% for Class R-4 shares, and
 4.55% for Class R-5 shares of The U.S. Treasury Money Fund.

                                       4

                                                Money Market Funds / Prospectus

Fees and expenses of the funds

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                               CLASS A   ALL R SHARE CLASSES
-----------------------------------------------------------------------------

 Maximum initial sales charge on purchases       none            none
 (as a percentage of offering price)
-----------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
-----------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
-----------------------------------------------------------------------------
 Redemption or exchange fees                     none            none
-----------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
------------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 Management fees/1/                 0.28%   0.28%  0.28%  0.28%  0.28%   0.28%
 Distribution and/or service        0.07    1.00   0.75   0.50   0.25    none
 (12b-1) fees/2/
 Other expenses/1/                  0.16    0.22   0.51   0.29   0.16    0.13
 Total annual fund operating        0.51    1.50   1.54   1.07   0.69    0.41
 expenses/1/
------------------------------------------------------------------------
 THE U.S. TREASURY MONEY FUND

 Management fees/1/                 0.30%   0.30%  0.30%  0.30%  0.30%   0.30%
 Distribution and/or service        0.09    1.00   0.75   0.50   0.25    none
 (12b-1) fees/2/
 Other expenses/1/                  0.18    0.24   0.54   0.29   0.20    0.15
 Total annual fund operating        0.57    1.54   1.59   1.09   0.75    0.45
 expenses/1/

1 The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time, in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Management fees, other expenses and total expenses in the table do not reflect any waivers or reimbursements. Information regarding the effect of any waivers/ reimbursements on total annual fund operating expenses can be found in the Financial
 Highlights table in this prospectus and in the fund's annual report.
2 Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .15%, 1.00%, 1.00%,
 .75% and .50%, respectively, of the class' average net assets annually.

                                       5

Money Market Funds / Prospectus


OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the funds'
investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the funds in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

             PAYMENTS TO AFFILIATED ENTITIES       PAYMENTS TO UNAFFILIATED
-----------------------------------------------            ENTITIES
                                               --------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------

1 Payment amount depends on the date upon which services commenced.
2 Payment with respect to Recordkeeper Direct/(R)/ program.
3 Payment with respect to PlanPremier/(R)/ program.

                                       6

                                                Money Market Funds / Prospectus

EXAMPLES
The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                 1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 Class A                          $ 52    $164     $285      $  640
 Class R-1                         153     474      818       1,791
 Class R-2                         157     486      839       1,834
 Class R-3                         109     340      590       1,306
 Class R-4                          70     221      384         859
 Class R-5                          42     132      230         518

 THE U.S. TREASURY MONEY FUND
 Class A                          $ 58    $183     $318      $  714
 Class R-1                         157     486      839       1,834
 Class R-2                         162     502      866       1,889
 Class R-3                         111     347      601       1,329
 Class R-4                          77     240      417         930
 Class R-5                          46     144      252         567

                                       7

Money Market Funds / Prospectus


Investment objectives, strategies and risks
The investment objective of each fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

THE CASH MANAGEMENT TRUST

Normally, the fund invests substantially in high-quality money market instruments, such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S.
entities. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

THE U.S. TREASURY MONEY FUND

The fund's portfolio consists entirely of U.S. Treasury securities, which are guaranteed by the United States government. These securities are generally affected by changes in the level of interest rates. For example, the value of
U.S. Treasury securities generally will decline when interest rates rise and increase when interest rates fall. A security backed by the U.S. Treasury or the full faith and credit of the United States government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities are not guaranteed and will fluctuate.

APPLICABLE TO BOTH FUNDS
Each fund relies on the professional judgment of its investment adviser to make decisions about each fund's portfolio investments. The basic investment philosophy of the investment adviser with respect to the funds is to seek attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

                                       8

                                                Money Market Funds / Prospectus

Management and organization

INVESTMENT ADVISER
Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including the American Funds. Capital Research and Management
Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine
Center Drive, Irvine, California 92618. Capital Research and Management Company
manages the investment portfolios and business affairs of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appear in the Annual Fund Operating Expenses table under "Fees and expenses of the funds." A discussion regarding the basis for the approval of The Cash Management Trust's investment advisory and service agreement by its board of trustees is contained in its semi-annual report to shareholders for the fiscal period ended March 31, 2007. A discussion regarding the basis for the approval of The U.S. Treasury Money Fund's and The Tax-Exempt
Money Fund's investment advisory and service agreements by their respective boards of trustees is contained in these funds' annual report to shareholders for the fiscal year ended September 30, 2007.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make investment and proxy voting decisions on an independent basis.

EXECUTION OF PORTFOLIO TRANSACTIONS
The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions.
The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds'
portfolio transactions. A more detailed description of the investment adviser's policies is included in the funds' statement of additional information.

                                       9

Money Market Funds / Prospectus


PORTFOLIO HOLDINGS
Portfolio holdings information for the funds is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A link to each fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the funds is also contained in reports filed with the Securities and Exchange Commission.

A description of the funds' policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR PLAN RECORDKEEPER FOR
MORE INFORMATION.

Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUNDS' TRANSFER AGENT, ON BEHALF OF THE
FUNDS AND AMERICAN FUNDS DISTRIBUTORS, THE FUNDS' DISTRIBUTOR, IS REQUIRED BY
LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S)
ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU
DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.
Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class
R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. Class R-5 shares generally are available only to retirement plans with

                                       10

                                                Money Market Funds / Prospectus

$1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE
IRAs, individual 403(b) plans and 529 college savings plans.

Shares of the funds offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES
The funds and American Funds Distributors reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the funds or American Funds Distributors have determined could involve actual or potential harm to the funds, may be rejected.

The funds, through their transfer agent, American Funds Service Company, maintain surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

The American Funds (other than the money market funds) have adopted a "purchase blocking policy," under which any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the funds (other than the money market funds) will be precluded from investing in the funds (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under each fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series/(R)/; retirement plan contributions, loans and distri-

                                       11

Money Market Funds / Prospectus


butions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The funds reserve the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the funds. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUNDS' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUNDS' AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.
If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided the reinvestment occurs within
90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account.
Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption

                                       12

                                                Money Market Funds / Prospectus

proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds
Service Company. For purposes of this right of reinvestment policy, automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the
American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs."

VALUING SHARES
The net asset value of each share class of the funds is the value of a single share. Each fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Each fund may also calculate its share price on days the New York Stock Exchange is closed when deemed prudent to do so by the fund's officers. Assets are valued primarily on the basis of market quotations.
However, the funds have adopted procedures for making "fair value"
determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Because The Cash Management Trust may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.
MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

                                       13

Money Market Funds / Prospectus


Sales charges

CLASS A SHARES

Class A shares of the funds are sold without an initial sales charge. However, if shares of the funds are exchanged for shares of an American Funds non-money market fund, the sales charge applicable to the non-money market fund may apply.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. Each fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Rollovers from retirement plans to IRAs
Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. More information on Class B, C and F shares can be found in the funds' prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and
.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
   Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information.

                                       14

                                                Money Market Funds / Prospectus

Plans of distribution

Each fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .15% for Class A shares, up to 1.00% for Class R-1 shares, and up to 1.00%, .75% and .50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, a portion of these expenses (up to .15% for Class A shares and .25% for Class R shares) may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the funds." Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2006, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds.

                                       15

Money Market Funds / Prospectus


Dividends and taxes

DIVIDENDS
Each fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month.
Dividends begin accruing one day after payment for shares is received by the funds or American Funds Service Company.

All dividends paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS

Dividends distributed by the funds to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       16

                                                Money Market Funds / Prospectus

Financial highlights
The Financial Highlights tables are intended to help you understand each fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the footnotes to the Annual
Fund Operating Expenses table under "Fees and expenses of the funds" in this prospectus and the funds' annual report. The information in the Financial
Highlights tables has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the statement of additional information, which is available upon request.

THE CASH MANAGEMENT TRUST

                                                                                                        Ratio of         Ratio of
                                                                                                       expenses to     expenses to
                                                                                                       average net     average net
                             Net asset              Dividends   Net asset              Net assets,       assets           assets
                              value,       Net       from net    value,                  end of          before           after
                             beginning  investment  investment     end       Total        year       reimbursements/  reimbursements
                              of year   income/1/     income     of year   return/2/  (in millions)      waivers        waivers/2/
------------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2007           $1.00      $.048      $(.048)      $1.00      4.94%       $12,023           .51%            .48%
Year ended 9/30/2006            1.00       .042       (.042)       1.00      4.26          9,353           .53             .50
Year ended 9/30/2005            1.00       .022       (.022)       1.00      2.20          7,656           .55             .52
Year ended 9/30/2004            1.00       .008       (.008)       1.00       .84          7,766           .57             .28
Year ended 9/30/2003            1.00       .011       (.011)       1.00      1.05          7,910           .55             .23
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2007            1.00       .039       (.039)       1.00      3.93             39          1.50            1.46
Year ended 9/30/2006            1.00       .032       (.032)       1.00      3.27             17          1.52            1.46
Year ended 9/30/2005            1.00       .012       (.012)       1.00      1.20             18          1.54            1.50
Year ended 9/30/2004            1.00       .001       (.001)       1.00       .10             10          1.56            1.03
Year ended 9/30/2003            1.00       .001       (.001)       1.00       .12              8          1.61            1.08
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2007           $1.00      $.039      $(.039)      $1.00      3.96%       $   771          1.54%           1.43%
 Year ended 9/30/2006           1.00       .032       (.032)       1.00      3.29            609          1.72            1.44
 Year ended 9/30/2005           1.00       .012       (.012)       1.00      1.24            474          1.76            1.47
 Year ended 9/30/2004           1.00       .001       (.001)       1.00       .11            348          1.76            1.03
 Year ended 9/30/2003           1.00       .001       (.001)       1.00       .12            206          1.68            1.08
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
 Year ended 9/30/2007           1.00       .043       (.043)       1.00      4.36            621          1.07            1.04
 Year ended 9/30/2006           1.00       .036       (.036)       1.00      3.69            442          1.11            1.05
 Year ended 9/30/2005           1.00       .016       (.016)       1.00      1.63            284          1.12            1.08
 Year ended 9/30/2004           1.00       .002       (.002)       1.00       .16            211          1.12             .97
 Year ended 9/30/2003           1.00       .002       (.002)       1.00       .23            138          1.10            1.03
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
 Year ended 9/30/2007           1.00       .047       (.047)       1.00      4.76            343           .69             .66
 Year ended 9/30/2006           1.00       .040       (.040)       1.00      4.08            175           .71             .68
 Year ended 9/30/2005           1.00       .020       (.020)       1.00      2.00            134           .71             .71
 Year ended 9/30/2004           1.00       .004       (.004)       1.00       .43             65           .71             .70
 Year ended 9/30/2003           1.00       .006       (.006)       1.00       .55             26           .72             .72
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 9/30/2007           1.00       .049       (.049)       1.00      5.05            180           .41             .38
 Year ended 9/30/2006           1.00       .043       (.043)       1.00      4.38            146           .41             .38
 Year ended 9/30/2005           1.00       .023       (.023)       1.00      2.30             91           .42             .42
 Year ended 9/30/2004           1.00       .007       (.007)       1.00       .72             77           .42             .40
 Year ended 9/30/2003           1.00       .009       (.009)       1.00       .87             74           .41             .41

                              Ratio of net
                               income to
                              average net
                               assets/2/
-------------------------------------------

CLASS A:
Year ended 9/30/2007             4.83%
Year ended 9/30/2006             4.21
Year ended 9/30/2005             2.17
Year ended 9/30/2004              .84
Year ended 9/30/2003             1.05
-------------------------------------------
CLASS R-1:
Year ended 9/30/2007             3.86
Year ended 9/30/2006             3.24
Year ended 9/30/2005             1.31
Year ended 9/30/2004              .10
Year ended 9/30/2003              .10
-------------------------------------------
CLASS R-2:
Year ended 9/30/2007             3.89%
 Year ended 9/30/2006            3.28
 Year ended 9/30/2005            1.28
 Year ended 9/30/2004             .11
 Year ended 9/30/2003             .11
-------------------------------------------
CLASS R-3:
 Year ended 9/30/2007            4.28
 Year ended 9/30/2006            3.70
 Year ended 9/30/2005            1.67
 Year ended 9/30/2004             .16
 Year ended 9/30/2003             .17
-------------------------------------------
CLASS R-4:
 Year ended 9/30/2007            4.65
 Year ended 9/30/2006            4.04
 Year ended 9/30/2005            2.10
 Year ended 9/30/2004             .46
 Year ended 9/30/2003             .48
------------------------------------------
CLASS R-5:
 Year ended 9/30/2007            4.93
 Year ended 9/30/2006            4.37
 Year ended 9/30/2005            2.30
 Year ended 9/30/2004             .75
 Year ended 9/30/2003             .84

                                       17

Money Market Funds / Prospectus


1 Based on average shares outstanding.
2 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the years shown,
 Capital Research and Management Company reimbursed expenses as provided by the
 Investment Advisory and Service Agreement. Also, during some of the years shown, Capital Research and Management Company reduced fees for investment advisory services, paid a portion of the fund's transfer agent fees for certain retirement plan share classes and, due to lower short-term interest rates, agreed to pay a portion of the class-specific fees and expenses for some of the share classes.

                                       18
                                                Money Market Funds / Prospectus


THE U.S. TREASURY MONEY FUND

                                                                                                 Ratio of         Ratio of
                                                                                                expenses to      expenses to
                                                                                                average net      average net
                      Net asset              Dividends   Net asset              Net assets,       assets           assets
                       value,       Net      (from net    value,                  end of          before            after
                      beginning  investment  investment     end       Total        year       reimbursements/  reimbursements/
                       of year   income/1/    income)     of year   return/2/  (in millions)      waivers        waivers/2/
--------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2007    $1.00      $.044      $(.044)      $1.00      4.43%        $709             .57%             .54%
Year ended 9/30/2006     1.00       .038       (.038)       1.00      3.82          523             .59              .56
Year ended 9/30/2005     1.00       .019       (.019)       1.00      1.90          483             .62              .59
Year ended 9/30/2004     1.00       .004       (.004)       1.00       .39          532             .62              .61
Year ended 9/30/2003     1.00       .006       (.006)       1.00       .63          631             .58              .58
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2007     1.00       .034       (.034)       1.00      3.44            2            1.54             1.50
Year ended 9/30/2006     1.00       .028       (.028)       1.00      2.85            2            1.54             1.51
Year ended 9/30/2005     1.00       .010       (.010)       1.00       .96            1            1.60             1.52
Year ended 9/30/2004     1.00       .001       (.001)       1.00       .10            1            1.63              .94
Year ended 9/30/2003     1.00       .001       (.001)       1.00       .12           --/3/         1.91             1.08
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2007     1.00       .034       (.034)       1.00      3.47           45            1.59             1.48
Year ended 9/30/2006     1.00       .028       (.028)       1.00      2.87           36            1.72             1.48
Year ended 9/30/2005     1.00       .010       (.010)       1.00       .99           27            1.79             1.48
Year ended 9/30/2004     1.00       .001       (.001)       1.00       .10           22            1.81              .92
Year ended 9/30/2003     1.00       .001       (.001)       1.00       .12           15            1.74             1.02
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2007     1.00       .038       (.038)       1.00      3.90           38            1.09             1.06
Year ended 9/30/2006     1.00       .032       (.032)       1.00      3.28           30            1.11             1.08
Year ended 9/30/2005     1.00       .014       (.014)       1.00      1.38           21            1.14             1.11
Year ended 9/30/2004     1.00       .001       (.001)       1.00       .12           16            1.14              .89
Year ended 9/30/2003     1.00       .002       (.002)       1.00       .18           11            1.17              .99
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2007    $1.00      $.042      $(.042)      $1.00      4.25%        $ 16             .75%             .72%
Year ended 9/30/2006     1.00       .036       (.036)       1.00      3.64            7             .77              .74
Year ended 9/30/2005     1.00       .017       (.017)       1.00      1.74            5             .78              .75
Year ended 9/30/2004     1.00       .002       (.002)       1.00       .24            2             .77              .76
Year ended 9/30/2003     1.00       .004       (.004)       1.00       .43            2             .79              .77
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2007     1.00       .045       (.045)       1.00      4.56           15             .45              .42
Year ended 9/30/2006     1.00       .039       (.039)       1.00      3.96           11             .45              .42
Year ended 9/30/2005     1.00       .021       (.021)       1.00      2.07            7             .46              .43
Year ended 9/30/2004     1.00       .006       (.006)       1.00       .55            7             .45              .45
Year ended 9/30/2003     1.00       .008       (.008)       1.00       .75            5             .46              .46

                       Ratio of net
                        income to
                       average net
                        assets/2/
------------------------------------

CLASS A:
Year ended 9/30/2007      4.33%
Year ended 9/30/2006      3.77
Year ended 9/30/2005      1.87
Year ended 9/30/2004       .39
Year ended 9/30/2003       .63
------------------------------------
CLASS R-1:
Year ended 9/30/2007      3.38
Year ended 9/30/2006      2.93
Year ended 9/30/2005      1.03
Year ended 9/30/2004       .10
Year ended 9/30/2003       .12
------------------------------------
CLASS R-2:
Year ended 9/30/2007      3.40
Year ended 9/30/2006      2.88
Year ended 9/30/2005      1.03
Year ended 9/30/2004       .10
Year ended 9/30/2003       .10
------------------------------------
CLASS R-3:
Year ended 9/30/2007      3.82
Year ended 9/30/2006      3.31
Year ended 9/30/2005      1.43
Year ended 9/30/2004       .13
Year ended 9/30/2003       .11
------------------------------------
CLASS R-4:
Year ended 9/30/2007      4.12%
Year ended 9/30/2006      3.63
Year ended 9/30/2005      1.79
Year ended 9/30/2004       .23
Year ended 9/30/2003       .36
------------------------------------
CLASS R-5:
Year ended 9/30/2007      4.47
Year ended 9/30/2006      3.98
Year ended 9/30/2005      2.08
Year ended 9/30/2004       .57
Year ended 9/30/2003       .73

                                       19

Money Market Funds / Prospectus


1 Based on average shares outstanding.
2 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the years shown,
 Capital Research and Management Company reimbursed expenses, as provided by the
 Investment Advisory and Service Agreement. Also, during some of the years shown, Capital Research and Management Company reduced fees for investment advisory services, paid a portion of the fund's transfer agent fees for certain retirement plan share classes and, due to lower short-term interest rates, agreed to pay a portion of the class-specific fees and expenses for some of the share classes.
3 Amount less than $1 million.

                                       20
                                                Money Market Funds / Prospectus


[logo - American Funds(r)]

                                         The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR ADVISER              American Funds Distributors
          MARKETING                800/421-9900
                                   americanfunds.com
          FOR 24                   For Class R share information,
          -HOUR INFORMATION        visit
                                   AmericanFundsRetirement.com

          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the funds, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the funds' investment strategies and the independent registered public accounting firm's reports (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS  The current SAI, as amended from time to time, contains more detailed information on all aspects of the funds, including each fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the funds, the funds' investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in
Washington, DC (202/551-8090) or on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, DC 20549-0102. The current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

HOUSEHOLD MAILINGS  Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the funds at 333 South Hope Street,
Los Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC on its website at sipc.org or by calling 202/371-8300.

[LOGO - recycled bug]

Printed on recycled paper                 Investment Company File No. 811-02380
RPGEPR-960-1207P Litho in USA             Investment Company File No. 811-06235
CGD/RRD/8038
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International     Capital Guardian     Capital Bank and Trust

THE FUND PROVIDES SPANISH TRANSLATION IN CONNECTION WITH THE
PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR
AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS
FOR THE FUND.

/s/ KIMBERLY S. VERDICK
    KIMBERLY S. VERDICK
    SECRETARY


[logo - American Funds(r)]

                                         The right choice for the long term/(R)/

The Cash Management Trust of America(R)
The U.S. Treasury Money Fund of America/SM/

 RETIREMENT PLAN
 PROSPECTUS

 December 1, 2007

 1    Risk/Return summary
 5    Fees and expenses of the funds
 8    Investment objectives, strategies and risks
 9    Management and organization
10    Purchase, exchange and sale of shares
14    Sales charges
14    Rollovers from retirement plans to IRAs
15    Plans of distribution
15    Other compensation to dealers
16    Dividends and taxes
17    Financial highlights

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


Risk/Return summary

The funds provide you with an opportunity to earn income on your cash reserves, while preserving the value of your investment and maintaining liquidity. The
Cash Management Trust seeks to achieve this objective by investing primarily in high-quality money market instruments, such as commercial paper and commercial bank obligations. The U.S. Treasury Money Fund seeks to achieve this objective by investing exclusively in U.S. Treasury securities.

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER
SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                                       1

Money Market Funds / Prospectus


HISTORICAL INVESTMENT RESULTS

The bar charts below show how the funds' investment results have varied from year to year, and the Investment Results table on page 4 shows the funds'
average annual total returns for various periods. This information provides some indication of the risks of investing in the funds. All fund results reflect the reinvestment of dividends, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements. Past results are not predictive of future results.

THE CASH MANAGEMENT TRUST
CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

[begin bar chart]
1997   5.11%
1998   5.05
1999   4.68
2000   5.92
2001   3.54
2002   1.15
2003   0.99
2004   1.02
2005   2.71
2006   4.62
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                   1.53%  (quarter ended September 30, 2000)
LOWEST                    0.15%  (quarter ended March 31, 2004)

The fund's total return for the nine months ended September 30, 2007, was 3.68%.

                                       2

                                                Money Market Funds / Prospectus

THE U.S. TREASURY MONEY FUND
CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

[begin bar chart]
1997   4.75%
1998   4.44
1999   4.11
2000   5.29
2001   3.33
2002   1.07
2003   0.48
2004   0.60
2005   2.37
2006   4.18
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                     1.38%  (quarter ended September 30, 2000)
LOWEST                      0.06%  (quarter ended March 31, 2004)

The fund's total return for the nine months ended September 30, 2007, was 3.29%.

                                       3

Money Market Funds / Prospectus


The Investment Results table below shows the average annual total returns for the funds' Class A and R shares over various periods.

 INVESTMENT RESULTS
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:

                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 CLASS A -- FIRST SOLD    4.62%    2.09%    3.46%     6.28%         4.79%
11/3/76

                                  1 YEAR  LIFETIME   7-DAY YIELD/*/
--------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 CLASS R-1 -- FIRST SOLD 5/29/02  3.62%    1.25%         3.85%
 CLASS R-2 -- FIRST SOLD 5/21/02  3.64     1.26          3.89
 CLASS R-3 -- FIRST SOLD 6/4/02   4.04     1.52          4.28
 CLASS R-4 -- FIRST SOLD 6/27/02  4.43     1.87          4.65
 CLASS R-5 -- FIRST SOLD 5/15/02  4.73     2.16          4.92

                          1 YEAR  5 YEARS  10 YEARS  LIFETIME   7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE U.S. TREASURY MONEY FUND
 CLASS A -- FIRST SOLD    4.18%    1.73%    3.05%     3.37%         4.41%
2/1/91

                                1 YEAR       LIFETIME        7-DAY YIELD/*/
-------------------------------------------------------------------------------

 THE U.S. TREASURY MONEY FUND
 CLASS R-1 -- FIRST SOLD         3.21%         1.12%              3.51%
7/12/02
 CLASS R-2 -- FIRST SOLD         3.23          1.10               3.53
6/11/02
 CLASS R-3 -- FIRST SOLD         3.65          1.37               3.93
8/16/02
 CLASS R-4 -- FIRST SOLD         4.00          1.65               4.28
8/2/02
 CLASS R-5 -- FIRST SOLD         4.32          1.93               4.57
5/15/02
-------------------------------------------------------------------------------
 For current yield information, please call American FundsLine/(R)/ at
 800/325-3590.

* The 7-day yield is calculated by annualizing dividends paid by the fund during the last seven days of the 2006 calendar year. In addition, the 7-day yield reflects the impact, if any, of certain waivers described in the Annual Fund
 Operating Expenses table under "Fees and expenses of the funds." Without such waivers, the 7-day yield would have been: 4.76% for Class A shares, 3.78% for
 Class R-1 shares, 3.81% for Class R-2 shares, 4.25% for Class R-3 shares, 4.62%
 for Class R-4 shares and 4.89% for Class R-5 shares of The Cash Management
 Trust; and 4.38% for Class A shares, 3.46% for Class R-1 shares, 3.45% for
 Class R-2 shares, 3.90% for Class R-3 shares, 4.25% for Class R-4 shares, and
 4.55% for Class R-5 shares of The U.S. Treasury Money Fund.

                                       4

                                                Money Market Funds / Prospectus

Fees and expenses of the funds

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                               CLASS A   ALL R SHARE CLASSES
-----------------------------------------------------------------------------

 Maximum initial sales charge on purchases       none            none
 (as a percentage of offering price)
-----------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends    none            none
-----------------------------------------------------------------------------
 Maximum contingent deferred sales charge        none            none
-----------------------------------------------------------------------------
 Redemption or exchange fees                     none            none
-----------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                            CLASS  CLASS  CLASS  CLASS   CLASS
                                   CLASS A   R-1    R-2    R-3    R-4     R-5
------------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 Management fees/1/                 0.28%   0.28%  0.28%  0.28%  0.28%   0.28%
 Distribution and/or service        0.07    1.00   0.75   0.50   0.25    none
 (12b-1) fees/2/
 Other expenses/1/                  0.16    0.22   0.51   0.29   0.16    0.13
 Total annual fund operating        0.51    1.50   1.54   1.07   0.69    0.41
 expenses/1/
------------------------------------------------------------------------
 THE U.S. TREASURY MONEY FUND

 Management fees/1/                 0.30%   0.30%  0.30%  0.30%  0.30%   0.30%
 Distribution and/or service        0.09    1.00   0.75   0.50   0.25    none
 (12b-1) fees/2/
 Other expenses/1/                  0.18    0.24   0.54   0.29   0.20    0.15
 Total annual fund operating        0.57    1.54   1.59   1.09   0.75    0.45
 expenses/1/

1 The fund's investment adviser is currently waiving 10% of its management fee.
 The waiver may be discontinued at any time, in consultation with the fund's board, but it is expected to continue at this level until further review. The fund's investment adviser and board intend to review the waiver as circumstances warrant. In addition, the investment adviser paid a portion of the fund's transfer agent fees for certain R share classes. Management fees, other expenses and total expenses in the table do not reflect any waivers or reimbursements. Information regarding the effect of any waivers/ reimbursements on total annual fund operating expenses can be found in the Financial
 Highlights table in this prospectus and in the fund's annual report.
2 Class A, R-1, R-2, R-3 and R-4 12b-1 fees may not exceed .15%, 1.00%, 1.00%,
 .75% and .50%, respectively, of the class' average net assets annually.

                                       5

Money Market Funds / Prospectus


OTHER EXPENSES

The "Other expenses" items in the table above include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to the funds'
investment adviser, affiliates of the adviser and unaffiliated third parties for providing recordkeeping and other administrative services to retirement plans invested in the funds in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services will vary depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing services to retirement plans.

             PAYMENTS TO AFFILIATED ENTITIES       PAYMENTS TO UNAFFILIATED
-----------------------------------------------            ENTITIES
                                               --------------------------------

 Class A            .05% of assets or                  .05% of assets or
             $12 per participant position/1/    $12 per participant position/1/
-------------------------------------------------------------------------------
 Class R-1           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-2     .15% of assets plus $27 per              .25% of assets
             participant position/2/ or .35%
                      of assets/3/
-------------------------------------------------------------------------------
 Class R-3     .10% of assets plus $12 per              .15% of assets
             participant position/2/ or .19%
                      of assets/3/
 Class R-4           .10% of assets                     .10% of assets
-------------------------------------------------------------------------------
 Class R-5           .05% of assets                     .05% of assets
-------------------------------------------------------------------------------

1 Payment amount depends on the date upon which services commenced.
2 Payment with respect to Recordkeeper Direct/(R)/ program.
3 Payment with respect to PlanPremier/(R)/ program.

                                       6

                                                Money Market Funds / Prospectus

EXAMPLES
The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same as shown above. The examples do not reflect the impact of any fee waivers or expense reimbursements.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:

                                 1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------------------

 THE CASH MANAGEMENT TRUST
 Class A                          $ 52    $164     $285      $  640
 Class R-1                         153     474      818       1,791
 Class R-2                         157     486      839       1,834
 Class R-3                         109     340      590       1,306
 Class R-4                          70     221      384         859
 Class R-5                          42     132      230         518

 THE U.S. TREASURY MONEY FUND
 Class A                          $ 58    $183     $318      $  714
 Class R-1                         157     486      839       1,834
 Class R-2                         162     502      866       1,889
 Class R-3                         111     347      601       1,329
 Class R-4                          77     240      417         930
 Class R-5                          46     144      252         567

                                       7

Money Market Funds / Prospectus


Investment objectives, strategies and risks
The investment objective of each fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity.

THE CASH MANAGEMENT TRUST

Normally, the fund invests substantially in high-quality money market instruments, such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S.
entities. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

THE U.S. TREASURY MONEY FUND

The fund's portfolio consists entirely of U.S. Treasury securities, which are guaranteed by the United States government. These securities are generally affected by changes in the level of interest rates. For example, the value of
U.S. Treasury securities generally will decline when interest rates rise and increase when interest rates fall. A security backed by the U.S. Treasury or the full faith and credit of the United States government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities are not guaranteed and will fluctuate.

APPLICABLE TO BOTH FUNDS
Each fund relies on the professional judgment of its investment adviser to make decisions about each fund's portfolio investments. The basic investment philosophy of the investment adviser with respect to the funds is to seek attractively priced securities that, in its opinion, represent above-average investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

                                       8

                                                Money Market Funds / Prospectus

Management and organization

INVESTMENT ADVISER
Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including the American Funds. Capital Research and Management
Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine
Center Drive, Irvine, California 92618. Capital Research and Management Company
manages the investment portfolios and business affairs of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appear in the Annual Fund Operating Expenses table under "Fees and expenses of the funds." A discussion regarding the basis for the approval of The Cash Management Trust's investment advisory and service agreement by its board of trustees is contained in its semi-annual report to shareholders for the fiscal period ended March 31, 2007. A discussion regarding the basis for the approval of The U.S. Treasury Money Fund's and The Tax-Exempt
Money Fund's investment advisory and service agreements by their respective boards of trustees is contained in these funds' annual report to shareholders for the fiscal year ended September 30, 2007.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make investment and proxy voting decisions on an independent basis.

EXECUTION OF PORTFOLIO TRANSACTIONS
The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions.
The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds'
portfolio transactions. A more detailed description of the investment adviser's policies is included in the funds' statement of additional information.

                                       9

Money Market Funds / Prospectus


PORTFOLIO HOLDINGS
Portfolio holdings information for the funds is available on the American Funds website at americanfunds.com. To reach this information, access the lower portion of the fund's details page on the website. A link to each fund's complete list of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the funds is also contained in reports filed with the Securities and Exchange Commission.

A description of the funds' policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

CERTAIN PRIVILEGES AND/OR SERVICES DESCRIBED ON THE FOLLOWING PAGES OF THIS
PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION MAY NOT BE AVAILABLE
TO YOU DEPENDING ON YOUR INVESTMENT DEALER OR RETIREMENT PLAN RECORDKEEPER.
PLEASE SEE YOUR FINANCIAL ADVISER, INVESTMENT DEALER OR PLAN RECORDKEEPER FOR
MORE INFORMATION.

Purchase, exchange and sale of shares

AMERICAN FUNDS SERVICE COMPANY, THE FUNDS' TRANSFER AGENT, ON BEHALF OF THE
FUNDS AND AMERICAN FUNDS DISTRIBUTORS, THE FUNDS' DISTRIBUTOR, IS REQUIRED BY
LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR ANY OTHER PERSON(S)
ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU
DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR
ACCOUNT. IF THE TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANY
OTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED
POTENTIALLY CRIMINAL ACTIVITY, THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE
THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE
OR REQUIRED BY LAW.

PURCHASES AND EXCHANGES

Eligible retirement plans generally may open an account and purchase Class A or
R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the
PlanPremier or Recordkeeper Direct recordkeeping programs.
Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans and nonqualified deferred compensation plans. Class
R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. Class R-5 shares generally are available only to retirement plans with

                                       10

                                                Money Market Funds / Prospectus

$1 million or more in plan assets. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE
IRAs, individual 403(b) plans and 529 college savings plans.

Shares of the funds offered through this prospectus generally may be exchanged into shares of the same class of other American Funds. Exchanges of Class A shares from American Funds money market funds purchased without a sales charge generally will be subject to the appropriate sales charge.

FREQUENT TRADING OF FUND SHARES
The funds and American Funds Distributors reserve the right to reject any purchase order for any reason. The funds are not designed to serve as vehicles for frequent trading. Frequent trading of fund shares may lead to increased costs to the funds and less efficient management of the funds' portfolios, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity that the funds or American Funds Distributors have determined could involve actual or potential harm to the funds, may be rejected.

The funds, through their transfer agent, American Funds Service Company, maintain surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American
Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts, and to comply with applicable laws.

The American Funds (other than the money market funds) have adopted a "purchase blocking policy," under which any shareholder redeeming shares (including redemptions that are part of an exchange transaction) having a value of $5,000 or more from the funds (other than the money market funds) will be precluded from investing in the funds (including investments that are part of an exchange transaction) for 30 calendar days after the redemption transaction. Under each fund's purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as: systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase;
purchases and redemptions of shares having a value of less than $5,000;
transactions in Class 529 shares; purchases and redemptions resulting from reallocations by American Funds Target Date Retirement Series/(R)/; retirement plan contributions, loans and distri-

                                       11

Money Market Funds / Prospectus


butions (including hardship withdrawals) identified as such on the retirement plan recordkeeper's system; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

The funds reserve the right to waive the purchase blocking policy in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary's procedures are reasonably designed to enforce the frequent trading policies of the funds. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If American Funds Service
Company is not satisfied that the intermediary has taken appropriate action,
American Funds Service Company may terminate the intermediary's ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

NOTWITHSTANDING THE FUNDS' SURVEILLANCE PROCEDURES AND PURCHASE BLOCKING POLICY,
ALL TRANSACTIONS IN FUND SHARES REMAIN SUBJECT TO THE FUNDS' AND AMERICAN FUNDS
DISTRIBUTORS' RIGHT TO RESTRICT POTENTIALLY ABUSIVE TRADING GENERALLY (INCLUDING
THE TYPES OF TRANSACTIONS DESCRIBED ABOVE THAT WILL NOT BE PREVENTED OR TRIGGER
A BLOCK UNDER THE PURCHASE BLOCKING POLICY). SEE THE STATEMENT OF ADDITIONAL
INFORMATION FOR MORE INFORMATION ABOUT HOW AMERICAN FUNDS SERVICE COMPANY MAY
ADDRESS OTHER POTENTIALLY ABUSIVE TRADING ACTIVITY IN THE AMERICAN FUNDS.

SALES

Please contact your plan administrator or recordkeeper in order to sell shares from your retirement plan.
If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds provided the reinvestment occurs within
90 days after the date of the redemption or distribution and is made into the same account from which you redeemed the shares or received the distribution. If the account has been closed, reinvestment can be made without a sales charge if the new receiving account has the same registration as the closed account.
Proceeds will be reinvested in the same share class from which the original redemption or distribution was made. Redemption

                                       12

                                                Money Market Funds / Prospectus

proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds
Service Company. For purposes of this right of reinvestment policy, automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the
American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under "Frequent trading of fund shares." This paragraph does not apply to certain rollover investments as described under
"Rollovers from retirement plans to IRAs."

VALUING SHARES
The net asset value of each share class of the funds is the value of a single share. Each fund calculates the net asset value each day the New York Stock
Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Each fund may also calculate its share price on days the New York Stock Exchange is closed when deemed prudent to do so by the fund's officers. Assets are valued primarily on the basis of market quotations.
However, the funds have adopted procedures for making "fair value"
determinations if market quotations are not readily available or are not considered reliable. For example, fair value procedures may be used if an issuer defaults and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values.

Because The Cash Management Trust may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after American Funds Service Company receives and accepts your request.
MOVING BETWEEN SHARE CLASSES AND ACCOUNTS

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes, and on moving investments held in certain accounts to different accounts.

                                       13

Money Market Funds / Prospectus


Sales charges

CLASS A SHARES

Class A shares of the funds are sold without an initial sales charge. However, if shares of the funds are exchanged for shares of an American Funds non-money market fund, the sales charge applicable to the non-money market fund may apply.

CLASS R SHARES

Class R shares are sold without any initial or contingent deferred sales charge.
The distributor will pay dealers annually an asset-based compensation of up to
1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50%
for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid on sales of Class R-5 shares. Each fund may reimburse the distributor for these payments through its plans of distribution (see "Plans of distribution" below).

Rollovers from retirement plans to IRAs
Assets from retirement plans may be invested in Class A, B, C or F shares through an IRA rollover. More information on Class B, C and F shares can be found in the funds' prospectus for nonretirement plan shareholders. Rollovers invested in Class A shares from retirement plans will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

.. rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and
.. rollovers to IRAs that are attributable to American Funds investments, if they meet the following requirements:

 -- the assets being rolled over were invested in American Funds at the time of distribution; and

 -- the rolled over assets are contributed to an American Funds IRA with Capital
   Bank and Trust Company as custodian.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. IRA rollover assets invested in Class A shares that are not attributable to American Funds investments, as well as future contributions to the IRA, will be subject to sales charges and the terms and conditions generally applicable to Class A share investments as described in the prospectus and statement of additional information.

                                       14

                                                Money Market Funds / Prospectus

Plans of distribution

Each fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of up to .15% for Class A shares, up to 1.00% for Class R-1 shares, and up to 1.00%, .75% and .50% for Class R-2, R-3 and R-4 shares, respectively. For all share classes, a portion of these expenses (up to .15% for Class A shares and .25% for Class R shares) may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year are indicated in the Annual Fund Operating Expenses table under "Fees and expenses of the funds." Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of your investment.

Other compensation to dealers
American Funds Distributors, at its expense, currently provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 75 dealers (or their affiliates) that have sold shares of the American Funds. The level of payments made to a qualifying firm in any given year will vary and in no case would exceed the sum of (a) .10% of the previous year's American Funds sales by that dealer and (b) .02% of American Funds assets attributable to that dealer. For calendar year 2006, aggregate payments made by American Funds Distributors to dealers were less than .02% of the assets of the American Funds. Aggregate payments may also change from year to year. A number of factors will be considered in determining payments, including the qualifying dealer's sales, assets and redemption rates, and the quality of the dealer's relationship with
American Funds Distributors. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisers about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by dealers outside the top 75 firms to facilitate educating financial advisers and shareholders about the
American Funds.

                                       15

Money Market Funds / Prospectus


Dividends and taxes

DIVIDENDS
Each fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month.
Dividends begin accruing one day after payment for shares is received by the funds or American Funds Service Company.

All dividends paid to retirement plan shareholders will be automatically reinvested.

TAXES ON DIVIDENDS

Dividends distributed by the funds to tax-deferred retirement plan accounts are not taxable currently.

TAXES ON TRANSACTIONS

Exchanges within a tax-deferred retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       16

                                                Money Market Funds / Prospectus

Financial highlights
The Financial Highlights tables are intended to help you understand each fund's results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the footnotes to the Annual
Fund Operating Expenses table under "Fees and expenses of the funds" in this prospectus and the funds' annual report. The information in the Financial
Highlights tables has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in the statement of additional information, which is available upon request.

THE CASH MANAGEMENT TRUST

                                                                                                        Ratio of         Ratio of
                                                                                                       expenses to     expenses to
                                                                                                       average net     average net
                             Net asset              Dividends   Net asset              Net assets,       assets           assets
                              value,       Net       from net    value,                  end of          before           after
                             beginning  investment  investment     end       Total        year       reimbursements/  reimbursements
                              of year   income/1/     income     of year   return/2/  (in millions)      waivers        waivers/2/
------------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2007           $1.00      $.048      $(.048)      $1.00      4.94%       $12,023           .51%            .48%
Year ended 9/30/2006            1.00       .042       (.042)       1.00      4.26          9,353           .53             .50
Year ended 9/30/2005            1.00       .022       (.022)       1.00      2.20          7,656           .55             .52
Year ended 9/30/2004            1.00       .008       (.008)       1.00       .84          7,766           .57             .28
Year ended 9/30/2003            1.00       .011       (.011)       1.00      1.05          7,910           .55             .23
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2007            1.00       .039       (.039)       1.00      3.93             39          1.50            1.46
Year ended 9/30/2006            1.00       .032       (.032)       1.00      3.27             17          1.52            1.46
Year ended 9/30/2005            1.00       .012       (.012)       1.00      1.20             18          1.54            1.50
Year ended 9/30/2004            1.00       .001       (.001)       1.00       .10             10          1.56            1.03
Year ended 9/30/2003            1.00       .001       (.001)       1.00       .12              8          1.61            1.08
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2007           $1.00      $.039      $(.039)      $1.00      3.96%       $   771          1.54%           1.43%
 Year ended 9/30/2006           1.00       .032       (.032)       1.00      3.29            609          1.72            1.44
 Year ended 9/30/2005           1.00       .012       (.012)       1.00      1.24            474          1.76            1.47
 Year ended 9/30/2004           1.00       .001       (.001)       1.00       .11            348          1.76            1.03
 Year ended 9/30/2003           1.00       .001       (.001)       1.00       .12            206          1.68            1.08
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
 Year ended 9/30/2007           1.00       .043       (.043)       1.00      4.36            621          1.07            1.04
 Year ended 9/30/2006           1.00       .036       (.036)       1.00      3.69            442          1.11            1.05
 Year ended 9/30/2005           1.00       .016       (.016)       1.00      1.63            284          1.12            1.08
 Year ended 9/30/2004           1.00       .002       (.002)       1.00       .16            211          1.12             .97
 Year ended 9/30/2003           1.00       .002       (.002)       1.00       .23            138          1.10            1.03
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
 Year ended 9/30/2007           1.00       .047       (.047)       1.00      4.76            343           .69             .66
 Year ended 9/30/2006           1.00       .040       (.040)       1.00      4.08            175           .71             .68
 Year ended 9/30/2005           1.00       .020       (.020)       1.00      2.00            134           .71             .71
 Year ended 9/30/2004           1.00       .004       (.004)       1.00       .43             65           .71             .70
 Year ended 9/30/2003           1.00       .006       (.006)       1.00       .55             26           .72             .72
------------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
 Year ended 9/30/2007           1.00       .049       (.049)       1.00      5.05            180           .41             .38
 Year ended 9/30/2006           1.00       .043       (.043)       1.00      4.38            146           .41             .38
 Year ended 9/30/2005           1.00       .023       (.023)       1.00      2.30             91           .42             .42
 Year ended 9/30/2004           1.00       .007       (.007)       1.00       .72             77           .42             .40
 Year ended 9/30/2003           1.00       .009       (.009)       1.00       .87             74           .41             .41

                              Ratio of net
                               income to
                              average net
                               assets/2/
-------------------------------------------

CLASS A:
Year ended 9/30/2007             4.83%
Year ended 9/30/2006             4.21
Year ended 9/30/2005             2.17
Year ended 9/30/2004              .84
Year ended 9/30/2003             1.05
-------------------------------------------
CLASS R-1:
Year ended 9/30/2007             3.86
Year ended 9/30/2006             3.24
Year ended 9/30/2005             1.31
Year ended 9/30/2004              .10
Year ended 9/30/2003              .10
-------------------------------------------
CLASS R-2:
Year ended 9/30/2007             3.89%
 Year ended 9/30/2006            3.28
 Year ended 9/30/2005            1.28
 Year ended 9/30/2004             .11
 Year ended 9/30/2003             .11
-------------------------------------------
CLASS R-3:
 Year ended 9/30/2007            4.28
 Year ended 9/30/2006            3.70
 Year ended 9/30/2005            1.67
 Year ended 9/30/2004             .16
 Year ended 9/30/2003             .17
-------------------------------------------
CLASS R-4:
 Year ended 9/30/2007            4.65
 Year ended 9/30/2006            4.04
 Year ended 9/30/2005            2.10
 Year ended 9/30/2004             .46
 Year ended 9/30/2003             .48
------------------------------------------
CLASS R-5:
 Year ended 9/30/2007            4.93
 Year ended 9/30/2006            4.37
 Year ended 9/30/2005            2.30
 Year ended 9/30/2004             .75
 Year ended 9/30/2003             .84

                                       17

Money Market Funds / Prospectus


1 Based on average shares outstanding.
2 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the years shown,
 Capital Research and Management Company reimbursed expenses as provided by the
 Investment Advisory and Service Agreement. Also, during some of the years shown, Capital Research and Management Company reduced fees for investment advisory services, paid a portion of the fund's transfer agent fees for certain retirement plan share classes and, due to lower short-term interest rates, agreed to pay a portion of the class-specific fees and expenses for some of the share classes.

                                       18
                                                Money Market Funds / Prospectus


THE U.S. TREASURY MONEY FUND

                                                                                                 Ratio of         Ratio of
                                                                                                expenses to      expenses to
                                                                                                average net      average net
                      Net asset              Dividends   Net asset              Net assets,       assets           assets
                       value,       Net      (from net    value,                  end of          before            after
                      beginning  investment  investment     end       Total        year       reimbursements/  reimbursements/
                       of year   income/1/    income)     of year   return/2/  (in millions)      waivers        waivers/2/
--------------------------------------------------------------------------------------------------------------------------------

CLASS A:
Year ended 9/30/2007    $1.00      $.044      $(.044)      $1.00      4.43%        $709             .57%             .54%
Year ended 9/30/2006     1.00       .038       (.038)       1.00      3.82          523             .59              .56
Year ended 9/30/2005     1.00       .019       (.019)       1.00      1.90          483             .62              .59
Year ended 9/30/2004     1.00       .004       (.004)       1.00       .39          532             .62              .61
Year ended 9/30/2003     1.00       .006       (.006)       1.00       .63          631             .58              .58
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-1:
Year ended 9/30/2007     1.00       .034       (.034)       1.00      3.44            2            1.54             1.50
Year ended 9/30/2006     1.00       .028       (.028)       1.00      2.85            2            1.54             1.51
Year ended 9/30/2005     1.00       .010       (.010)       1.00       .96            1            1.60             1.52
Year ended 9/30/2004     1.00       .001       (.001)       1.00       .10            1            1.63              .94
Year ended 9/30/2003     1.00       .001       (.001)       1.00       .12           --/3/         1.91             1.08
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-2:
Year ended 9/30/2007     1.00       .034       (.034)       1.00      3.47           45            1.59             1.48
Year ended 9/30/2006     1.00       .028       (.028)       1.00      2.87           36            1.72             1.48
Year ended 9/30/2005     1.00       .010       (.010)       1.00       .99           27            1.79             1.48
Year ended 9/30/2004     1.00       .001       (.001)       1.00       .10           22            1.81              .92
Year ended 9/30/2003     1.00       .001       (.001)       1.00       .12           15            1.74             1.02
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-3:
Year ended 9/30/2007     1.00       .038       (.038)       1.00      3.90           38            1.09             1.06
Year ended 9/30/2006     1.00       .032       (.032)       1.00      3.28           30            1.11             1.08
Year ended 9/30/2005     1.00       .014       (.014)       1.00      1.38           21            1.14             1.11
Year ended 9/30/2004     1.00       .001       (.001)       1.00       .12           16            1.14              .89
Year ended 9/30/2003     1.00       .002       (.002)       1.00       .18           11            1.17              .99
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-4:
Year ended 9/30/2007    $1.00      $.042      $(.042)      $1.00      4.25%        $ 16             .75%             .72%
Year ended 9/30/2006     1.00       .036       (.036)       1.00      3.64            7             .77              .74
Year ended 9/30/2005     1.00       .017       (.017)       1.00      1.74            5             .78              .75
Year ended 9/30/2004     1.00       .002       (.002)       1.00       .24            2             .77              .76
Year ended 9/30/2003     1.00       .004       (.004)       1.00       .43            2             .79              .77
--------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
Year ended 9/30/2007     1.00       .045       (.045)       1.00      4.56           15             .45              .42
Year ended 9/30/2006     1.00       .039       (.039)       1.00      3.96           11             .45              .42
Year ended 9/30/2005     1.00       .021       (.021)       1.00      2.07            7             .46              .43
Year ended 9/30/2004     1.00       .006       (.006)       1.00       .55            7             .45              .45
Year ended 9/30/2003     1.00       .008       (.008)       1.00       .75            5             .46              .46

                       Ratio of net
                        income to
                       average net
                        assets/2/
------------------------------------

CLASS A:
Year ended 9/30/2007      4.33%
Year ended 9/30/2006      3.77
Year ended 9/30/2005      1.87
Year ended 9/30/2004       .39
Year ended 9/30/2003       .63
------------------------------------
CLASS R-1:
Year ended 9/30/2007      3.38
Year ended 9/30/2006      2.93
Year ended 9/30/2005      1.03
Year ended 9/30/2004       .10
Year ended 9/30/2003       .12
------------------------------------
CLASS R-2:
Year ended 9/30/2007      3.40
Year ended 9/30/2006      2.88
Year ended 9/30/2005      1.03
Year ended 9/30/2004       .10
Year ended 9/30/2003       .10
------------------------------------
CLASS R-3:
Year ended 9/30/2007      3.82
Year ended 9/30/2006      3.31
Year ended 9/30/2005      1.43
Year ended 9/30/2004       .13
Year ended 9/30/2003       .11
------------------------------------
CLASS R-4:
Year ended 9/30/2007      4.12%
Year ended 9/30/2006      3.63
Year ended 9/30/2005      1.79
Year ended 9/30/2004       .23
Year ended 9/30/2003       .36
------------------------------------
CLASS R-5:
Year ended 9/30/2007      4.47
Year ended 9/30/2006      3.98
Year ended 9/30/2005      2.08
Year ended 9/30/2004       .57
Year ended 9/30/2003       .73

                                       19

Money Market Funds / Prospectus


1 Based on average shares outstanding.
2 This column reflects the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. During some of the years shown,
 Capital Research and Management Company reimbursed expenses, as provided by the
 Investment Advisory and Service Agreement. Also, during some of the years shown, Capital Research and Management Company reduced fees for investment advisory services, paid a portion of the fund's transfer agent fees for certain retirement plan share classes and, due to lower short-term interest rates, agreed to pay a portion of the class-specific fees and expenses for some of the share classes.
3 Amount less than $1 million.

                                       20
                                                Money Market Funds / Prospectus


[logo - American Funds(r)]

                                         The right choice for the long term/(R)/

          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR ADVISER              American Funds Distributors
          MARKETING                800/421-9900
                                   americanfunds.com
          FOR 24                   For Class R share information,
          -HOUR INFORMATION        visit
                                   AmericanFundsRetirement.com

          Telephone calls you have with the American Funds
          organization may be monitored or recorded for quality
          assurance, verification and/or recordkeeping purposes.
          By speaking with us on the telephone, you are giving
          your consent to such monitoring and recording.
-----------------------------------------------------------------------------------

MULTIPLE TRANSLATIONS  This prospectus may be translated into other languages.
If there is any inconsistency or ambiguity in the meaning of any translated word or phrase, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the funds, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the funds' investment strategies and the independent registered public accounting firm's reports (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS  The current SAI, as amended from time to time, contains more detailed information on all aspects of the funds, including each fund's financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the funds, the funds' investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in
Washington, DC (202/551-8090) or on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, DC 20549-0102. The current SAI and shareholder reports are also available, free of charge, on americanfunds.com.

HOUSEHOLD MAILINGS  Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-0180 or write to the secretary of the funds at 333 South Hope Street,
Los Angeles, California 90071.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC on its website at sipc.org or by calling 202/371-8300.

[LOGO - recycled bug]

Printed on recycled paper                 Investment Company File No. 811-02380
RPGEPR-960-1207P Litho in USA             Investment Company File No. 811-06235
CGD/RRD/8038
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds      Capital Research and Management     Capital International     Capital Guardian     Capital Bank and Trust

The Cash Management Trust of America

Part C
Other Information

Item 23.  Exhibits for Registration Statement (1940 Act No. 811-02380 and 1933 Act. No. 002-47940)

(a)
Declaration of Trust - previously filed (see P/E Amendment No. 39 filed 11/26/97); Establishment and Designation of Additional Classes of Shares of Beneficial Interest Without Par Value  - previously filed (see P/E Amendment No. 43 filed 3/13/00; No. 45 filed 3/14/01; and No. 47 filed 2/15/02)

(b)	By-laws – By-laws as amended 9/20/07

(c)	Instruments Defining Rights of Security Holders – None

(d)	Investment Advisory Contracts – Amended Investment Advisory and Service Agreement - previously filed (see P/E Amendment No. 51 filed 11/30/04)

(e-1)
Underwriting Contracts – Form of Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 47 filed 2/15/02); Form of Selling Group Agreements – previously filed (see P/E Amendment No. 48 filed 5/13/02); Form of Amendment to Selling Group Agreement effective 11/1/06 – previously filed (see P/E Amendment No. 53 filed 11/30/06); and Form of Institutional Selling Group Agreement (see P/E Amendment No. 51 filed 11/30/04)

(e-2)	Form of Amendment to Selling Group Agreement effective 2/1/07 and Form of Amendment to Institutional Selling Group Agreement effective 2/1/07

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan as amended 1/1/05

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06

(h-1)
Other Material Contracts – Form of Amended and Restated Administrative Services Agreement – previously filed (see P/E Amendment No. 52 filed 11/30/2005); form of Amended Shareholder Services Agreement and form of Indemnification Agreement - previously filed (see P/E Amendment No. 51 filed 11/30/04)

(h-2)	Form of Amendment to Shareholder Services Agreement dated 11/1/06

(i)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 43 filed 3/13/00; No. 44 filed 3/14/01; No. 47 filed 2/15/02; and No. 48 filed 5/13/02)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements – none

(l)	Initial Capital Agreements – none

(m)	Rule 12b-1 Plan – Forms of Plans of Distribution - Class A, B, C, F, 529-A, 529-B, 529-C, 529-E, 529-F and R-1, R-2, R-3 and R-4

(n)	Rule 18f-3 Plan – Form of Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 47 filed 2/15/02)

(o)	Reserved

(p-1)	Code of Ethics – Code of Ethics for The Capital Group Companies dated September 2007

(p-2)	Code of Ethics for Registrant dated December 2005 – previously filed (see P/E Amendment No. 53 filed 11/30/06)

Item 24.                              Persons Controlled by or Under Common Control with the Fund

None

Item 25.                              Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article V of the Registrant's Declaration of Trust and Article VI of the Registrant’s By-Laws as well as the indemnification that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26.                                Business and Other Connections of the Investment Adviser

None

Item 27.                                Principal Underwriters

(a)                      American Funds Distributors, Inc. is also the Principal Underwriter of shares of:  AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, American Funds Target Date Retirement Series, Inc., The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., Endowments, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, The U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.
(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	E. Grant Abramson	Vice President	None
LAO	David L. Abzug	Vice President	None
LAO	William C. Anderson	Regional Vice President	None
LAO	Robert B. Aprison	Senior Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
LAO	Steven L. Barnes	Senior Vice President	None
LAO	Thomas M. Bartow	Senior Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Michelle A. Bergeron	Senior Vice President	None
LAO	J. Walter Best, Jr.	Vice President	None
LAO	Roger J. Bianco, Jr.	Regional Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Randall L. Blanchetti	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Regional Vice President	None
LAO	Ian B. Bodell	Senior Vice President	None
LAO	Jonathan W. Botts	Regional Vice President	None
LAO	Bill Brady	Regional Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
IRV	William H. Bryan	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
IRV	J. Peter Burns	Vice President	None
LAO	Steven Calabria	Vice President	None
SNO	Kathleen D. Campbell	Vice President	None
LAO	Matthew C. Carlisle	Vice President	None
LAO	Jason S. Carlough	Regional Vice President	None
LAO	Damian F. Carroll	Vice President	None
LAO	James D. Carter	Regional Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Victor C. Cassato	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President	None
LAO	David D. Charlton	Director, Senior Vice President	None
LAO	Thomas M. Charon	Regional Vice President	None
LAO	Wellington Choi	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Co-Chief Executive Officer	None
HRO	Cheri Coleman	Vice President	None
LAO	Ruth M. Collier	Director, Senior Vice President	None
SNO	David Coolbaugh	Vice President	None
LAO	Carlo O. Cordasco	Regional Vice President	None
IRV	Josie Cortez	Assistant Vice President	None
LAO	Charles H. Cote	Regional Vice President	None
LAO	Thomas E. Cournoyer	Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	William F. Daugherty	Vice President	None
LAO	Peter J. Deavan	Regional Vice President	None
LAO	Guy E. Decker	Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
	James A. DePerno, Jr. 1 Nehercrest Lane Orchard Park, NY 14127	Senior Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Lori A. Deuberry	Regional Vice President	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Thomas J. Dickson	Vice President	None
LAO	Michael A. DiLella	Senior Vice President	None
NYO	Dean M. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Craig A. Duglin	Regional Vice President	None
LAO	Michael J. Dullaghan	Vice President	None
IND	Lloyd G. Edwards	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Kristopher A. Feldmeyer	Regional Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Senior Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Vice President	None
LAO	Linda S. Gardner	Vice President	None
LAO	Keith R. George	Regional Vice President	None
IRV	Lori A. Giacomini	Assistant Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	David M. Givner	Secretary	None
IRV	Evelyn K. Glassford	Vice President	None
LAO	Jack E. Goldin	Regional Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Vice President	None
IRV	Steven Guida	Senior Vice President	None
IRV	Mariellen Hamann	Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	David E. Harper	Senior Vice President	None
LAO	Calvin L. Harrelson, III	Vice President	None
LAO	Robert J. Hartig, Jr.	Vice President	None
LAO	Linda M. Hines	Vice President	None
LAO	Steven J. Hipsley	Regional Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz	Regional Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Ronald R. Hulsey	Senior Vice President	None
LAO	Marc Ialeggio	Vice President	None
LAO	Robert S. Irish	Senior Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	Linda Johnson	Assistant Vice President	None
GVO-1	Joanna F. Jonsson	Director	None
IRV	Damien M. Jordan	Senior Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Regional Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Andrew J. Kilbride	Vice President	None
NYO	Dorothy Klock	Vice President	None
LAO	Dianne L. Koske	Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Regional Vice President	None
LAO	Patricia D. Lathrop	Regional Vice President	None
	R. Andrew LeBlanc 78 Eton Road Garden City, NY 11530	Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Mark J. Lien	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Vice President	None
	Brendan T. Mahoney 1 Union Avenue, Suite One Sudbury, MA 01776	Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
	Stephen A. Malbasa 13405 Lake Shore Blvd. Cleveland, OH 44110	Director, Senior Vice President	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Christopher McCarthy	Vice President	None
LAO	James R. McCrary	Vice President	None
LAO	Will McKenna	Vice President	None
SNO	John V. McLaughlin	Senior Vice President	None
LAO	Terry W. McNabb	Senior Vice President	None
LAO	Katharine McRoskey	Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	William T. Mills	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Regional Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Regional Vice President	None
LAO	Andrew J. Moscardini	Vice President	None
LAO	Brian D. Munson	Regional Vice President	None
LAO	Jack Nitowitz	Assistant Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Heidi J. Novaes	Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Regional Vice President	None
LAO	Michael W. Pak	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	Raleigh G. Peters	Regional Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	Fredric Phillips	Senior Vice President	None
LAO	John Pinto	Regional Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Mike Quinn	Vice President	None
LAO	John W. Rankin	Regional Vice President	None
LAO	Jennifer D. Rasner	Regional Vice President	None
LAO	James P. Rayburn	Regional Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Mark S. Reischmann	Regional Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Brian A. Roberts	Vice President	None
LAO	Jeffrey Robinson	Regional Vice President	None
LAO	Suzette M. Rothberg	Regional Vice President	None
LAO	James F. Rothenberg	Director	None
LAO	Romolo D. Rottura	Vice President	None
LAO	Douglas F. Rowe	Senior Vice President	None
LAO	William M. Ryan	Regional Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Vice President	None
LAO	Richard R. Samson	Senior Vice President	None
HRO	Diane Sawyer	Senior Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
LAO	Shane D. Schofield	Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	Mark A. Seaman	Vice President	None
SNO	Sherrie L. Senft	Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Vice President	None
LAO	R. Michael Shanahan	Director	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Frederic J. Shipp	Regional Vice President	None
LAO	Daniel S. Shore	Vice President	None
LAO	Brad Short	Vice President	None
LAO	David W. Short	Chairman of the Board and Co-Chief Executive Officer	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	William P. Simon, Jr.	Director, Senior Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO-W	John H. Smet	Director	None
LAO	Rodney G. Smith	Senior Vice President	None
LAO	J. Eric Snively	Regional Vice President	None
LAO	Anthony L. Soave	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Nicholas D. Spadaccini	Senior Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Regional Vice President	None
LAO	Michael P. Stern	Regional Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Thomas A. Stout	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Vice President	None
LAO	Larry I. Thatt	Assistant Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	Cynthia M. Thompson	Vice President	None
LAO	David Tippets	Regional Vice President	None
IND	James P. Toomey	Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	George F. Truesdail	Senior Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Vice President	None
LAO	Jason M. Weybrecht	Regional Vice President	None
LAO	Brian E. Whalen	Vice President	None
LAO	William C. Whittington	Regional Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Alan J. Wilson	Director	None
LAO	Andrew L. Wilson	Vice President	None
LAO	Steven C. Wilson	Regional Vice President	None
LAO	Timothy J. Wilson	Senior Vice President	None
LAO	Kurt A. Wuestenberg	Vice President	None
	William R. Yost 9463 Olympia Drive Eden Prairie, MN 55347	Senior Vice President	None
LAO	Jason P. Young	Vice President	None
LAO	Jonathan A. Young	Regional Vice President	None
LAO	Scott D. Zambon	Regional Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)                      None

Item 28.                                                            Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, 6455 Irvine Center Drive, Irvine, California 92618, and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 8332 Woodfield Crossing Boulevard, Indianapolis, Indiana 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia  23513.

Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29.                Management Services

None

Item 30.              Undertakings

n/a
SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 28th day of November, 2007.

THE CASH MANAGEMENT TRUST OF AMERICA

By /s/ Paul G. Haaga, Jr.
   (Paul G. Haaga, Jr., Vice Chairman)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on November 28, 2007, by the following persons in the capacities indicated.

	Signature	Title

(1)	Principal Executive Officer:

	/s/ Abner D. Goldstine	President and Trustee
(Abner D. Goldstine)

(2)	Principal Financial Officer and Principal Accounting Officer:

	/s/ Ari M. Vinocor	Treasurer
(Ari M. Vinocor)

(3)	Trustees:

	Richard G. Capen, Jr.*	Trustee
	H. Frederick Christie*	Trustee
	James G. Ellis*	Trustee
	Martin Fenton*	Chairman of the Board (Independent and Non-Executive)
	Leonard R. Fuller*	Trustee

	/s/ Abner D. Goldstine	President and Trustee
(Abner D. Goldstine)

	/s/ Paul G. Haaga, Jr.	Vice Chairman
(Paul G. Haaga, Jr.)

	R. Clark Hooper*	Trustee
	Richard G. Newman*	Trustee
	Frank M. Sanchez*	Trustee
	Steadman Upham*	Trustee

*By	/s/ Kimberly S. Verdick
Kimberly S. Verdick, pursuant to a power of attorney filed herewith

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Michael J. Triessl
(Michael J. Triessl)

  POWER OF ATTORNEY

I, Richard G. Capen, Jr., the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sharon G. Moseley David A. Pritchett Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Rancho Santa Fe, CA, this 3rd day of July, 2007.
        (City, State)

/s/ Richard G. Capen, Jr.
Richard G. Capen, Jr., Board member

POWER OF ATTORNEY

I, H. Frederick Christie, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Karl C. Grauman Sheryl F. Johnson Sharon G. Moseley David A. Pritchett Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Palos Verdes, CA, this 1st day of July, 2007.
    (City, State)

/s/ H. Frederick Christie
H. Frederick Christie, Board member

POWER OF ATTORNEY

I, James G. Ellis, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sharon G. Moseley Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Pasadena, CA, this 14th day of July, 2007.
 (City, State)

/s/ James G. Ellis
James G. Ellis, Board member

POWER OF ATTORNEY

I, Martin Fenton, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund, Inc. (File No. 002-26516, File No. 811-01435)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund, Inc. (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Karl C. Grauman Sheryl F. Johnson Sharon G. Moseley David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Bridgehampton, NY, this 7th day of July, 2007.
       (City, State)

/s/ Martin Fenton
Martin Fenton, Board member

POWER OF ATTORNEY

I, Leonard R. Fuller, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Target Date Retirement Series, Inc. (File No. 333-138648, File No. 811-21981)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sheryl F. Johnson Sharon G. Moseley David A. Pritchett Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Rolling Hills, CA, this 3rd day of July, 2007.
     (City, State)

/s/ Leonard R. Fuller
Leonard R. Fuller, Board member

POWER OF ATTORNEY

I, R. Clark Hooper, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sharon G. Moseley David A. Pritchett Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Moultonborough, NH, this 15th day of July, 2007.
        (City, State)

/s/ R. Clark Hooper
R. Clark Hooper, Board member

POWER OF ATTORNEY

I, Richard G. Newman, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sharon G. Moseley Carmelo Spinella Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 16th day of July, 2007.
     (City, State)

/s/ Richard G. Newman
Richard G. Newman, Board member

POWER OF ATTORNEY

I, Frank M. Sanchez, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The Tax-Exempt Money Fund of America (File No. 033-26431, File No. 811-05750)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sharon G. Moseley Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, this 5th day of July, 2007.
    (City, State)

/s/ Frank M. Sanchez
Frank M. Sanchez, Board member

POWER OF ATTORNEY

I, Steadman Upham, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund, Inc. (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America, Inc. (File No. 002-50700, File No. 811-02444)
-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund, Inc. (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund, Inc. (File No. 033-54444, File No. 811-07338)
-	The Cash Management Trust of America (File No. 002-47940, File No. 811-02380)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America, Inc. (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America, Inc. (File No. 002-49291, File No. 811-02421)
-	The U.S. Treasury Money Fund of America (File No. 033-38475, File No. 811-06235)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Sheryl F. Johnson Sharon G. Moseley Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Tulsa, OK, this 4th day of September, 2007.
    (City, State)

/s/ Steadman Upham
Steadman Upham, Board member